As filed with the Securities and Exchange Commission on April 18, 2011	Registration No. 333-56297 Registration No. 811-02512

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 43 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 And Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B (Exact Name of Registrant) of

ING LIFE INSURANCE AND ANNUITY COMPANY (Name of Depositor)

One Orange Way Windsor, Connecticut 06095-4774 (860) 580-4646 (Address and Telephone Number of Depositor’s Principal Office)

Nicholas Morinigo, Esq. ING Americas (U.S. Legal Services) 1475 Dunwoody Drive, West Chester, PA 19380-1478 (610) 425-3447 (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on April 29, 2011, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

PART A

ING Life Insurance and Annuity Company Variable Annuity Account B of ING Life Insurance and Annuity Company Deferred Variable Annuity Contract ING VARIABLE ANNUITY

April 29, 2011

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an
Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended
(“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax
Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account.
See “Premium Bonus Option–Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III - Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 29, 2011, Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at
1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING Life
Insurance and Annuity Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC website, www.sec.gov, or at the SEC Public
Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The
SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ILIAC Variable Annuity – INGVA

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

• ILIAC Guaranteed Account (the “Guaranteed Account”)
• Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus. To obtain a copy, write or call our Customer Service Center at P.O. Box 9271, Des
Moines, Iowa 50306-9271, (800) 366-0066 or access the SEC’s website (www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Variable Annuity – INGVA

The investment portfolios available under your contract are:

Fidelity® VIP Contrafund® Portfolio (Class I)	ING Large Cap Growth Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio (Class I)	ING Large Cap Value Portfolio (Class S)
ING American Funds Asset Allocation Portfolio	ING Marsico Growth Portfolio (Class S)
ING American Funds Growth Portfolio*	ING MFS Total Return Portfolio (Class I)
ING American Funds International Portfolio*	ING MidCap Opportunities Portfolio (Class S)
ING American Funds World Allocation Portfolio	ING Money Market Portfolio (Class I)
ING Artio Foreign Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class I)
ING Balanced Portfolio (Class I)	ING PIMCO Total Return Bond Portfolio (Class S)
ING Baron Small Cap Growth Portfolio (Class S)	ING Pioneer Fund Portfolio (Class I)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING Pioneer High Yield Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class S)
ING BlackRock Science and Technology Opportunities	ING Retirement Conservative Portfolio (Class ADV)
Portfolio (Class I)	ING Retirement Growth Portfolio (Class ADV)*
ING Clarion Global Real Estate Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)*
ING Davis New York Venture Portfolio (Class S)	ING Retirement Moderate Portfolio (Class ADV)*
ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING RussellTM Large Cap Growth Index Portfolio (Class I)
ING Franklin Income Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class I)
ING Franklin Mutual Shares Portfolio (Class S)	ING RussellTM Large Cap Value Index Portfolio (Class I)
ING Franklin Templeton Founding Strategy Portfolio	ING Small Company Portfolio (Class I)
(Class S)	ING SmallCap Opportunities Portfolio (Class S)
ING Global Bond Portfolio (Class I)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Global Resources Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Growth and Income Portfolio (Class I)	(Class I)
ING Index Plus LargeCap Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Intermediate Bond Portfolio (Class I)	ING T. Rowe Price Growth Equity Portfolio (Class I)
ING International Index Portfolio (Class I)	ING Templeton Foreign Equity Portfolio (Class I)
ING Invesco Van Kampen Equity and Income Portfolio	ING Templeton Global Growth Portfolio (Class S)
(Class I)	ING Thornburg Value Portfolio (Class I)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING UBS U.S. Large Cap Equity Portfolio (Class I)
ING JPMorgan Small Cap Core Equity Portfolio (Class I)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. See Appendix IV for all subaccounts and valuation information. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio’s summary prospectus.

* These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds” structure. See “Investment Options –
Mutual Fund (Fund) Descriptions” and “Fund Expenses” for more information about these investment portfolios.

ILIAC Variable Annuity – INGVA

ILIAC Variable Annuity –INGVA

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING	ING
Attn: Customer Service Center	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “Fee Table” and the “New York Contracts” sections of this prospectus.

ILIAC Variable Annuity –INGVA	2

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge[1]:	0.80%		1.10%		1.25%
Death Benefit[2] on Death of the Annuitant[3]:	The greater of:		The greatest of:		The greatest of:
	1.	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or	1.	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or	1.	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
	2.	The account value on the claim date.	2.	The account value on the claim date; or	2.	The account value on the claim date; or
			3.	The “step-up value” on the claim date.	3.	The “step-up value” on the claim date; or
					4.	The “roll-up value” on the claim date.[4]
Minimum Initial Purchase Payment[5]:	Non-Qualified: $15,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500	Non-Qualified: $5,000	Qualified: $1,500
Free Withdrawals[6]:	10% of your account value each account year, non- cumulative.		10% of your account value each account year, non- cumulative.		10% of your account value each account year, cumulative to a maximum 30%.
Nursing Home Waiver — Waiver of Early Withdrawal Charge[7]:	Not Available		Available		Available
1		See “Fee Table” and “Fees.”
2	See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option -Forfeiture.”
3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4		See the “New York Contracts” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.
5		See “Purchase and Rights.”
6		See “Fees.”
7		See “Fees” and the “New York Contracts” sections of this prospectus for details regarding contracts issued in New York.

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See
“Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
See “Fee Table” and “Fees.”

ILIAC Variable Annuity – INGVA				3

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

• If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option – Forfeiture” and “Right to Cancel.”

•	If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option – Forfeiture” and “Death Benefit.”

• If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option – Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option –
Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

• Transfers must occur on an account anniversary.

• A written request for the transfer must be received by us within 60 days of an account anniversary.

• Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The
Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

ILIAC Variable Annuity – INGVA	4

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”
Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES
I. The Accumulation Phase (accumulating dollars under your contract)
STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:
• Fixed Interest Options; or
• Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)
STEP 3: Each subaccount you select purchases shares of its assigned fund.
II. The Income Phase (receiving income phase payments from your contract)
When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

• Receive income phase payments for a specified period of time or for life;
• Receive income phase payments monthly, quarterly, semi-annually or annually;
• Select an income phase payment option that provides for payments to your beneficiary; or
• Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

ILIAC Variable Annuity – INGVA	5

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge (As a percentage of payments withdrawn.)

	For Contracts Issued Outside of the State of New York
	All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)
	Years from Receipt of Purchase Payment	Early Withdrawal Charge
	Less than 2	7%
	2 or more but less than 4	6%
	4 or more but less than 5	5%
	5 or more but less than 6	4%
	6 or more but less than 7	3%
	7 or more	0%
	Roth IRA Contracts Issued Before September 20, 2000
	Completed Account Years	Early Withdrawal Charge
	Less than 1	5%
	1 or more but less than 2	4%
	2 or more but less than 3	3%
	3 or more but less than 4	2%
	4 or more but less than 5	1%
	5 or more	0%
	For Contracts Issued in the State of New York
	All Contracts
	Years from Receipt of Purchase Payment	Early Withdrawal Charge
	Less than 1	7%
	1 or more but less than 2	6%
	2 or more but less than 3	5%
	3 or more but less than 4	4%
	4 or more but less than 5	3%
	5 or more but less than 6	2%
	6 or more but less than 7	1%
	Annual Maintenance Fee...........................................................$30.00[1]
	Transfer Charge..........................................................................$ 0.00[2]
	Overnight Charge.......................................................................$20.00[3]

1	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees – Transaction Fees - Annual Maintenance Fee.”
2	We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees - Transfer Charge” for additional
	information.
3	You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

ILIAC Variable Annuity – INGVA		6

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

	All Account Years
Option Page I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

ILIAC Variable Annuity – INGVA	7

If You Elect the Premium Bonus Option and Invest in the GET Fund*:

		Account	After the 7th
		Years	Account
		1-7	Year
Option Page I
Mortality and Expense Risk Charge		0.80%	0.80%
Administrative Expense Charge		0.15%	0.15%
Premium Bonus Option Charge		0.50%	0.00%
GET Fund Guarantee Charge		0.50%	0.00%
Total Separate Account Expenses		1.95%	0.95%

Option Page II
Mortality and Expense Risk Charge		1.10%	1.10%
Administrative Expense Charge		0.15%	0.15%
Premium Bonus Option Charge		0.50%	0.00%
GET Fund Guarantee Charge		0.50%	0.00%
Total Separate Account Expenses		2.25%	1.25%

Option Page III
Mortality and Expense Risk Charge		1.25%	1.25%
Administrative Expense Charge		0.15%	0.15%
Premium Bonus Option Charge		0.50%	0.00%
GET Fund Guarantee Charge		0.50%	0.00%
Total Separate Account Expenses		2.40%	1.40%

* The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See “Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses		Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service		0.34%	1.51%
(12b-1) fees[1], and other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.
Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

ILIAC Variable Annuity – INGVA	8

Examples:

These examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York Assuming You Elect the Premium Bonus Option:

1) If you withdraw your entire account value at the end of the applicable time period:
1 year $1,047	3 years $1,656	5 years $2,188	10 years $3,552
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 year $347	3 years $1,056	5 years $1,788	10 years $3,552

For Contracts Issued in the State of New York Assuming You Elect the Premium Bonus Option:

1) If you withdraw your entire account value at the end of the applicable time period:
1 year $1,047	3 years $1,556	5 years $2,088	10 years $3,552
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 year $347	3 years $1,056	5 years $1,788	10 years $3,552

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund
Expenses” for more information.

ILIAC Variable Annuity – INGVA		9

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-
based charges. Complete information is available in the SAI.

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

•	Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

•	Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest
(or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

•	Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

ILIAC Variable Annuity – INGVA	10

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides.
In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:

•	Individual Contracts. You have all contract rights.

•	Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

•	Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

•	One lump sum;

•	Periodic payments; or

•	Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option – Suitability.”

ILIAC Variable Annuity – INGVA	11

Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option Package I		Option Package II		Option Package III
Minimum Initial Purchase Payment	Non- Qualified:	Qualified:*	Non- Qualified:	Qualified:*	Non- Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

* The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than
$1,500,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

•	The size and type of the prospective group, if any, to which the reduction would apply;

•	The method and frequency of purchase payments to be made under the contract; and

•	The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILIAC Variable Annuity – INGVA			12

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50%
reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account
Value.”

ILIAC Variable Annuity – INGVA	13

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

•	If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”

•	If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death
Benefit.”

•	If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2008	$100,000	$4,000	$104,000	--	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.
May 2, 2011	--	--	$120,000	$30,000	Assume that your account value grows
to $120,000 over the next three years
and you request a $30,000 withdrawal.
$18,000 of that $30,000 will be
subject to an early withdrawal charge
($30,000 minus $12,000 (the 10% free
withdrawal amount, see “Fees – Free
Withdrawals”)) and you would pay a
$1,080 early withdrawal charge (6%
of $18,000). Additionally, because
$18,000 is 18% of the $100,000
purchase payment made in the first
account year, 18% of your $4,000
premium bonus, or $720, would be
					forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option
Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See
“Fees – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the “New York Contracts” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

ILIAC Variable Annuity – INGVA			14

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account B (the “separate account”), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer
Service Center at the address and phone number listed in “Contract Overview - Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Room.

Certain funds are offered in a “Master-Feeder” or “Fund of Funds” structure and may have higher fees and expenses than a investment portfolio that invests directly in debt and equity securities.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

ILIAC Variable Annuity – INGVA	15

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the “Guaranteed Account”) or
the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed
Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

• Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

• Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

ILIAC Variable Annuity – INGVA	16

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

• Shared - bought by more than one company.

• Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

ILIAC Variable Annuity – INGVA	17

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
•	Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

ILIAC Variable Annuity – INGVA	18

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer
Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

ILIAC Variable Annuity – INGVA	19

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced.
We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract
Overview—Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES
You may transfer from one option package to another.
•	Transfers must occur on an account anniversary.
•	A written request for the transfer must be received by us within 60 days before an account anniversary.
The following minimum account values need to be met:
	Transfers to Option Package I		Transfers to Option Packages II or III
Minimum Account Value	Non-Qualified:	Qualified:	Non-Qualified:	Qualified:
	$15,000	$1,500	$5,000	$1,500
•	You will receive a new contract schedule page upon transfer.

ILIAC Variable Annuity – INGVA		20

• Only one option package may be in effect at any time.
Transfers to Option Package I		Transfers to Option Package II		Transfers to Option Package III
Death Benefit[1] :		Death Benefit[1] :		Death Benefit[1] :
•	The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.	•	The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.	•	The sum of all purchase payments made, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date, will continue to be calculated from the account effective date.
•	The “step-up value” under Option Packages II and III will terminate on the new schedule effective date.	•	If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.	•	If transferring from Option Package I, the “step-up value” will be calculated beginning on the new schedule effective date.
•	The “roll-up value” under Option Package III will terminate on the new schedule effective date.	•	If transferring from Option Package III, the “step-up value” will continue to be calculated from the date calculated under Option Package III.	•	If transferring from Option Package II, the “step-up value” will continue to be calculated from the date calculated under Option Package II.
		•	The “roll-up value” under Option Package III will terminate on the new schedule effective date.	•	The “roll-up value” will be calculated beginning on the new schedule effective date.
Nursing Home Waiver[2] :		Nursing Home Waiver[2] :		Nursing Home Waiver[2] :
•	The availability of the waiver of the early withdrawal charge under the Nursing Home Waiver will terminate on the new schedule effective date.	•	If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.	•	If transferring from Option Package I, the waiting period under the Nursing Home Waiver will begin to be measured from the new schedule effective date.
		•	If transferring from Option Package III, the waiting period will have been satisfied on the new schedule effective date.	•	If transferring from Option Package II, the waiting period will have been satisfied on the new schedule effective date.
Free Withdrawals[3] :		Free Withdrawals[3] :		Free Withdrawals[3] :
•	If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	•	If transferring from Option Package III, any available free withdrawal amount in excess of 10% will be lost as of the new schedule effective date.	•	The cumulative to 30% available free withdrawal amount will begin to be calculated as of the new schedule effective date.

1	See “Death Benefit.”
2	See “Fees – Nursing Home Waiver.”
3	See “Fees – Free Withdrawals.”

ILIAC Variable Annuity – INGVA			21

FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

For Contracts Issued outside of the State of New York
All Contracts (except Roth IRA Contracts Issued Before September 20, 2000)
Years from Receipt of Purchase Payment	Early Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%
Roth IRA Contracts Issued Before September 20, 2000
Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%
For Contracts Issued in the State of New York
All Contracts
Years from Receipt of Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

ILIAC Variable Annuity – INGVA	22

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10%
or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

•	Used to provide income phase payments to you;
•	Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
•	Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
•	Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
•	Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
•	If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or
•	Paid upon termination of your account by us (see “Other Topics – Involuntary Terminations”).

ILIAC Variable Annuity – INGVA	23

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

•	More than one account year has elapsed since the schedule effective date;

•	The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

•	The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “New York Contracts” section of this prospectus for contracts issued in New York.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Fee. You may choose to have a $20.00 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II
0.80%	1.10%

ILIAC Variable Annuity – INGVA

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

•	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

•	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

	Option Package I	Option Package II	Option Package III
	0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “Premium Bonus Option – Premium Bonus Option
Charge.”

ING GET U.S. Core Portfolio Guarantee Charge

Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

ILIAC Variable Annuity – INGVA	25

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET
Fund subaccount. See “Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•	The size and type of group to whom the contract is issued;
•	The amount of expected purchase payments;
•	A prior or existing relationship with the Company, such as being an employee or former employee of the
Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
•	The type and frequency of administrative and sales services provided; or
•	The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

ILIAC Variable Annuity – INGVA	26

Types of Revenue Received from Affiliated Funds. The types of revenue received by the company from affiliated funds may include:

•	A share of the management fee deducted from fund assets;
•	Service fees that are deducted from fund assets;
•	For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments.

The Fidelity® Variable Insurance Products Portfolios are the only unaffiliated funds currently offered through the contract. We receive more revenues from affiliated funds than we do from the Fidelity® Variable Insurance Products
Portfolios.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

ILIAC Variable Annuity – INGVA                                                 27

Certain funds may be structured as “Master-Feeder” or “Fund of Funds.” Funds offered in a Master-Feeder structure
(such as the ING American Funds) or “Fund of Funds” structure (such as the ING LifeStyle Portfolios) may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The funds offered in a
“Master-Feeder” or “Fund of Funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

YOUR ACCOUNT VALUE
During the accumulation phase your account value at any given time equals:
•	The current dollar value of amounts invested in the subaccounts; plus
•	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core
Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee
Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

ILIAC Variable Annuity – INGVA	28

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•	The net assets of the fund held by the subaccount as of the current valuation; minus

•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•	The total value of the subaccount’s units at the preceding valuation; minus

•	A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:
	A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
	B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

ILIAC Variable Annuity – INGVA		29

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from
403(b) Plan Accounts.”

Steps for Making a Withdrawal:

• Select the withdrawal amount.

(1)	Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.
However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the
Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed
Account prospectus for more information about withdrawals from the Guaranteed Account and the
Fixed Account.

•	Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

• Properly complete a disbursement form and deliver it to our Customer Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer
Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the
ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core
Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your
GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed
Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

ILIAC Variable Annuity – INGVA	30

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

•	SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

•	ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under
ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

•	LEO - Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview- Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview- Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the
Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

ILIAC Variable Annuity – INGVA                                             31

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview - Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

	Option Package I		Option Package II		Option Package III
Death Benefit on Death of the Annuitant:	The greater of:		The greatest of:		The greatest of:
	1. 2.	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or The account value* on the claim date.	1. 2. 3.	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or The account value* on the claim date; or The “step-up value”* (as described below) on the claim date.	1.	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
					2.	The account value* on the claim date; or
					3.	The “step-up value”* (as described below) on the claim date; or
					4.	The “roll-up value”* (as described below) on the claim date.**

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus
Option – Forfeiture.”
** See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

ILIAC Variable Annuity – INGVA				32

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:
•	The account value; or
•	The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

•	The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
•	The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option –
Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s
76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option – Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “New York
Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

ILIAC Variable Annuity – INGVA	33

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a
spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option
Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

ILIAC Variable Annuity – INGVA                                              34

Death Benefit - Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

•	Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “Taxation”));

•	Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

•	Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Taxation.”

For Non-Qualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Taxation.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option
1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

ILIAC Variable Annuity – INGVA	35

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Taxation.”

THE INCOME PHASE
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.
Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:
•	Payment start date;
•	Income phase payment option (see the income phase payment options table in this section);
•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed, variable or a combination of both fixed and variable payments; and
•	Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview – Questions: Contacting the Company.”

ILIAC Variable Annuity – INGVA	36

Minimum Payment Amounts. The income phase payment option you select must result in:
•	A first income phase payment of at least $50; and
•	Total yearly income phase payments of at least $250.
If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:
(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.
Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:
(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.
When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.
If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.
See “Taxation” for further discussion of rules relating to income phase payments.
Charges Deducted.
•	If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees – Fees Deducted from Investments in the
Separate Account – Mortality and Expense Risk Charge.”

•	There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.
See “Fees – Fees Deducted from Investments in the Separate Account – Administrative Expense Charge.”

ILIAC Variable Annuity – INGVA	37

•	If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees – Fees Deducted from Investments in the
Separate Account – Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

ILIAC Variable Annuity – INGVA	38

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Life Income - Guaranteed Payments	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income - Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end upon the death of both annuitants.
Life Income - Two Lives - Guaranteed Payments	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit - Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income - Cash Refund Option (limited availability - fixed payments only)	Length of Payments: For as long as the annuitant lives.
Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump sum payment equal to the amount originally applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.
Life Income - Two Lives - Cash Refund Option (limited availability - fixed payments only)	Length of Payments: For as long as either annuitant lives.
Continuing Payments: 100% of the payment to continue after the first death.
Death Benefit - Payment to the Beneficiary: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

ILIAC Variable Annuity – INGVA	39

Nonlifetime Income Phase Payment Option
Nonlifetime - Guaranteed Payments	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected the premium bonus option). In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
Lump-Sum Payment: If the “Nonlifetime - Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service
Center.
Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or
5% assumed net investment rate used for variable payments).

NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “Fee
Table” and “Fees” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract Facts” subsection in the “Contract Overview” section of this prospectus:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Mortality and Expense Risk Charge[1]:	0.80%		1.10%		1.25%
Death Benefit[2] on Death of the Annuitant[3]:	The greater of:		The greatest of:		The greatest of:
	(1)	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or	(1)	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or	(1)	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
	(2)	The account value on the claim date.	(2)	The account value on the claim date; or	(2)	The account value on the claim date; or
			(3)	The “step-up value” on the claim date.	(3)	The “step-up value” on the claim date.[4]
Minimum Initial Payment/ Account Value[5]:	Non- Qualified: $15,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500

ILIAC Variable Annuity – INGVA		40

(Option Packages Continued)
		Option Package I	Option Package II	Option Package III
Free Withdrawals[6]:		10% of your account value each account year, non- cumulative.	10% of your account value each account year, non- cumulative.	10% of your account value each account year, cumulative to a maximum 30%.
Nursing Home Waiver — Waiver of Early Withdrawal Charge[7]:		Not Available	Not Available	Not Available

1	See “Fee Table” and “Fees.”
2	See “Death Benefit.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option –
Forfeiture” in this section.
3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4	The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.
5	See “Purchase and Rights.
6	See “Fees.”
7	See “Fees.”

Premium Bonus Option - Forfeiture. The following information about New York contracts replaces the “Forfeiture” subsection in the “Premium Bonus Option” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

	•	If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”

•	If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit.”

	•	If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

(1)		Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

		Completed Account Years at the Time of the Withdrawal	Amount of Premium Bonus Subject to Forfeiture
		Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more but less than 7 7 or more	100% 100% 100% 100% 100% 75% 50% 0%

(2)	And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

ILIAC Variable Annuity – INGVA			41

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

Date	Purchase Payment	Premium Bonus	Account Value	Withdrawal Amount	Explanation
May 2, 2008	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase payment and we credit your account with a 4% ($4,000) premium bonus. Your beginning account value equals $104,000.
May 2, 2011	—	—	$120,000	$30,000	Assume that your account value grows to
$120,000 over the next three years and you
request a $30,000 withdrawal. $18,000 of
that $30,000 will be subject to an early
withdrawal charge ($30,000 minus $12,000
(the 10% free withdrawal amount, see “Fees
– Free Withdrawals”)) and you would pay a
$720 early withdrawal charge (4% of
$18,000). Additionally, 100% of the
premium bonus is subject to forfeiture
according to the table above, and because
$18,000 is 18% of the $100,000 purchase
payment made in the first account year, 18%
of your $4,000 premium bonus, or $720,
					would be forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option
Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See
“Fees Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Death Benefit – Death Benefit Amount. The following information about New York contracts replaces the “Death Benefit” section of this prospectus:

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:

		Option Package I		Option Package II	Option Package III**
Death Benefit on Death of the Annuitant:	The greater of:			The greatest of:	The greatest of:
	(1)	The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or		(1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or	(1) The sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option as of the claim date; or
	The account value* on the claim date.			(2) The account value* on the claim date; or	(2) The account value* on the claim date; or
				The “step-up value”* (as described below) on the claim date.	The “step-up value”* (as described below) on the claim date.**

* For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option -
Forfeiture.”
** For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option
Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in
New York should seriously consider whether Option Package III is suitable for their circumstances.**

ILIAC Variable Annuity – INGVA				42

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

• The account value; or
•	The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

• The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
• The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option -
Forfeiture” above.

TAXATION

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

• Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
• Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
• This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
• We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified The contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

ILIAC Variable Annuity – INGVA	43

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5,
which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The non-qualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the
“investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

ILIAC Variable Annuity – INGVA	44

Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
•	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any remaining “income on the contract;” and
•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

ILIAC Variable Annuity – INGVA	45

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Pending the issuance of clarifying guidance, the application of this law change is unclear. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed by August 31, 2015. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

ILIAC Variable Annuity – INGVA	46

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

ILIAC Variable Annuity – INGVA	47

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

ILIAC Variable Annuity – INGVA	48

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue
Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;
and (c) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

ILIAC Variable Annuity – INGVA	49

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
•	The distribution is made due to an IRS levy upon your plan; or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first- time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Tax Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Tax Code Section 403(b) and the
Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Tax Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan.

ILIAC Variable Annuity – INGVA	50

All distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age
55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and
IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

•	Start date for distributions;
•	The time period in which all amounts in your account(s) must be distributed; and
•	Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

ILIAC Variable Annuity – INGVA	51

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by
December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the
Tax Code.

ILIAC Variable Annuity – INGVA 52

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

• A plan participant as a means to provide benefit payments;
• An alternate payee under a qualified domestic relations order in accordance with Tax Code Section 414(p);
or
• The Company as collateral for a loan.

Tax Consequences of Guaranteed Minimum Income Feature

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the Guaranteed Minimum Income Feature could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

ILIAC Variable Annuity – INGVA	53

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the contract. The obligations under the contract are solely the responsibility of ING Life Insurance and
Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s
U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

ILIAC Variable Annuity – INGVA	54

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.)
Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the
	Company to administrative penalties, unanticipated remediation, or other claims and costs.

	Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
	(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

	The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations
	arising under the contract are obligations of the Company.

	Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter (distributor) for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is
	located at One Orange Way, Windsor, Connecticut 06095-4774.

	This contract is no longer available for new purchasers.

	The following is a list of broker/dealers that are affiliated with the Company:
	• ING Financial Partners, Inc. •	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation
	and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on
	payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of
	sales of Company products.

ILIAC Variable Annuity – INGVA	55

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

•	Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

ILIAC Variable Annuity – INGVA	56

The following is a list of the top 25 selling firms that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

• LPL Financial Corporation	• Cadaret, Grant & Co., Inc.
• Symetra Investment Services, Inc.	• Financial Telesis Inc./Jhw Financial Services Inc.
• ING Financial Partners, Inc.	• Lincoln Investment Planning, Inc.
• American Portfolios Financial Services, Inc.	• Wells Fargo & Company
• NIA Securities, L.L.C.	• Multi-Financial Securities Corporation
• Morgan Stanley Smith Barney LLC	• M Holdings Securities, Inc.
• SagePoint Financial, Inc.	• NRP Financial, Inc.
• Valor Insurance Agency Inc.	• UVEST Financial Services Group, Inc.
• Lincoln Financial Group	• Securities America, Inc.
• Financial Network Investment Corporation	• National Planning Corporation
• Walnut Street Securities, Inc.®	• Royal Alliance Associates, Inc.
• NFP Securities, Inc.	• Woodbury Financial Services, Inc.
• Morgan Keegan and Company, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

•	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

•	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

ILIAC Variable Annuity – INGVA	57

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

• During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

• During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a
24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to
$2,500 or less solely due to investment performance.

ILIAC Variable Annuity – INGVA 58

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.
Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

ILIAC Variable Annuity – INGVA	59

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

                                    General Information and History
                                    Variable Annuity Account B
                                    Offering and Purchase of Contracts
                                    Income Phase Payments
                                    Sales Material and Advertising
                                    Experts
                                    Financial Statements of the Separate Account
                                    Consolidated Financial Statements of ING Life Insurance and Annuity Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional
Information for the contracts offered under the prospectus, free of charge. Address the form to our
Customer Service Center; the address is shown on the prospectus cover.

PLEASE SEND ME:

qA FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
VARIABLE ANNUITY ACCOUNT B.

qTHE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING LIFE
INSURANCE AND ANNUITY COMPANY.

Please Print or Type:

Name ____________________________________________________
Street Address _____________________________________________
City, State, Zip ______________________________________________

INGVA 56297	04/29/2011

ILIAC Variable Annuity – INGVA	60

APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the
Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

•	The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

•	The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).
You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

• Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Account prospectus;

• Tax penalties and/or tax withholding - see “Taxation;”

ILIAC Variable Annuity – INGVA	I-1

• Early withdrawal charge - see “Fees;” or

• Maintenance fee - see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed
Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –
Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

• Transfers due to participation in the dollar cost averaging program;

• Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;

• Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

• Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Variable Annuity – INGVA	I-2

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the
Financial Industry Regulatory Authority, Inc. and the Securities Investor Protection Corporation. From time to time
ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the
Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity – INGVA	I-3

APPENDIX II

Fixed Account

General Disclosure.
• The Fixed Account is an investment option available during the accumulation phase under the contract.
• Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
• Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
•	Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
• Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
• Additional information about this option may be found in the contract.

Interest Rates.
•	The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

•	Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Variable Annuity – INGVA	II-1

APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or “Fund of Funds” structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The funds offered in a “Master-Feeder” or
“Fund of Funds” structure are identified in the list of investment portfolios toward the front of this prospectus.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio

ILIAC Variable Annuity – INGVA	III-1

Fund Name and Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
Investment Adviser: Fidelity Management &
Research Company (“FMR”)
Subadvisers: FMR Co., Inc. and other affiliates of
FMR
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential
for capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &	exceeds the composite yield on the securities
Research Company(“FMR”)	comprising the Standard & Poor's 500SM Index.
Subadvisers: FMR Co., Inc. and other affiliates of
FMR
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital
gains) consistent with preservation of capital over the
Investment Adviser: ING Investments, LLC	long term.
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds Growth Portfolio	Seeks to make your investment grow.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds International Portfolio	Seeks to make your investment grow over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Asset Allocation Committee
ING Artio Foreign Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC

ILIAC Variable Annuity – INGVA	III-2

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Balanced Portfolio	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income; the
Investment Adviser: ING Investments, LLC	secondary investment objective is long-term capital
appreciation.
Subadviser: ING Investment Management Co.
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real
return, consistent with preservation of real capital and
Investment Adviser: Directed Services LLC	prudent investment management.
Subadviser: BlackRock Financial Management,
Inc.
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management,
LLC
ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors,
LLC
ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: ING Clarion Real Estate
Securities L.P.
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Davis Selected Advisers, L.P.

ILIAC Variable Annuity – INGVA	III-3

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research
Company
* FMR is a service mark of Fidelity Management &
Research Company
ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects
for capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.
ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.
ING Franklin Templeton Founding Strategy	Seeks capital appreciation and secondarily, income.
Portfolio
Investment Adviser: Directed Services LLC
ING Global Bond Portfolio	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management, Co.
ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Growth and Income Portfolio	Seeks to maximize total return through investments in
a diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock. It is anticipated that
capital appreciation and investment income will both
Subadviser: ING Investment Management Co.	be major factors in achieving total return.
ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the
S&P 500Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC	risk.
Subadviser: ING Investment Management Co.

ILIAC Variable Annuity – INGVA	III-4

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio
consisting primarily of debt securities. It is anticipated
Subadviser: ING Investment Management Co.	that capital appreciation and investment income will
both be major factors in achieving total return.
ING International Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	international index.
Subadviser: ING Investment Management Co.
ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital
Portfolio	appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Large Cap Value Portfolio	Seeks growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

ILIAC Variable Annuity – INGVA	III-5

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with
Investment Adviser: Directed Services LLC	the prudent employment of capital. Secondarily seeks
reasonable opportunity for growth of capital and
Subadviser: Massachusetts Financial Services	income.
Company
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Money Market Portfolio	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC	investment in high-quality money market instruments
while maintaining a stable share price of $1.00.
Subadviser: ING Investment Management Co.
* There is no guarantee that the ING Money Market Subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management
Company LLC
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

ILIAC Variable Annuity – INGVA	III-6

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a
Investment Adviser: Directed Services LLC	conservative level of risk relative to the other ING
Retirement Portfolios.
Subadviser: Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Retirement Moderate Growth Portfolio.
Subadviser: Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Retirement Moderate Portfolio but less than that of
Subadviser: Asset Allocation Committee	ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Retirement Conservative Portfolio but less than that of
Subadviser: Asset Allocation Committee	ING Retirement Moderate Growth Portfolio.

ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment
results (before fees and expenses) that correspond to
Investment Adviser: ING Investments, LLC	the total return of the Russell Top 200® Growth Index.

Subadviser: ING Investment Management Co.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return of the Russell Top
Investment Adviser: ING Investments, LLC	200® Index.

Subadviser: ING Investment Management Co.

ING RussellTM Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment
results (before fees and expenses) that correspond to
Investment Adviser: ING Investments, LLC	the total return of the Russell Top 200® Value Index.

Subadviser: ING Investment Management Co.

ING Small Company Portfolio	Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.

Subadviser: ING Investment Management Co.

ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ILIAC Variable Annuity – INGVA	III-7

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital and
Investment Adviser: Directed Services LLC	prudent investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited
ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and secondarily
current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management
(Americas) Inc.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Variable Annuity – INGVA	III-8

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2010, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2010 are not reflected in the following information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING Life Insurance and Annuity Company Variable Annuity Account B available under the Contract for the indicated periods.

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.56	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993
Value at end of period	$18.07	$15.56	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424
Number of accumulation units outstanding at end of period	1,003,930	1,220,934	1,453,754	1,815,960	2,563,000	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21
Value at end of period	$12.99	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553
Number of accumulation units outstanding at end of period	560,283	736,761	939,281	1,141,203	1,684,053	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.06	$7.78	$12.71	$12.28	$10.82	$10.37	$10.08
Value at end of period	$11.05	$10.06	$7.78	$12.71	$12.28	$10.82	$10.37
Number of accumulation units outstanding at end of period	251,772	307,722	359,054	413,753	641,967	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.96	$7.98	$14.46	$13.06	$12.03	$10.50	$10.02
Value at end of period	$12.82	$10.96	$7.98	$14.46	$13.06	$12.03	$10.50
Number of accumulation units outstanding at end of period	246,569	379,649	458,590	495,819	788,860	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$14.96	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	232,632	306,635	350,045	392,021	531,720	775,024	458,582
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.33	$7.00	$12.53	$10.86	$10.18
Value at end of period	$8.82	$8.33	$7.00	$12.53	$10.86
Number of accumulation units outstanding at end of period	76,904	158,704	213,965	269,608	336,504

ILIAC Variable Annuity - INGVA		IV-1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
Value at beginning of period	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457
Value at end of period	$13.78	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87
Number of accumulation units outstanding at end of period	369,598	462,951	577,851	738,056	933,000	1,166,813	1,305,749	1,029,178	993,956	1,075,274
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.28	$6.19	$10.63	$10.11	$9.82
Value at end of period	$10.38	$8.28	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	25,020	33,266	45,908	41,397	137,397
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.67	$5.93	$9.80	$10.03
Value at end of period	$8.63	$7.67	$5.93	$9.80
Number of accumulation units outstanding at end of period	498,163	581,106	663,378	796,839
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Value at end of period	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458
Number of accumulation units outstanding at end of period	213,011	233,270	255,180	315,629	333,574	377,307	466,053	729,378	588,646	572,939
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.65	$7.30	$12.55	$13.67	$11.17
Value at end of period	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	53,734	63,621	64,670	101,969	70,366
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.30	$6.72	$10.28	$10.08	$8.88
Value at end of period	$10.29	$8.30	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	10,618	31,590	42,429	51,801	145,330
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.89	$6.82	$11.33	$10.98	$9.90
Value at end of period	$9.87	$8.89	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	24,828	54,870	38,658	29,048	12,160
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.39	$6.79	$11.24	$9.89	$9.99
Value at end of period	$11.96	$9.39	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	329,053	395,313	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.21	$7.81	$11.14	$10.96	$9.94
Value at end of period	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	150,127	168,181	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.21	$7.35	$11.92	$12.84
Value at end of period	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	76,946	100,587	81,918	66,062

ILIAC Variable Annuity - INGVA		IV-2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.46	$7.68	$13.14	$9.96	$10.26
Value at end of period	$12.61	$10.46	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	81,161	90,285	80,820	81,647	58,435
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14
Value at end of period	$9.48	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195
Number of accumulation units outstanding at end of period	1,175,861	1,032,614	835,276	603,244	822,465	955,103	1,061,351	1,213,385	1,413,021	1,650,395
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839
Value at end of period	$11.37	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129
Number of accumulation units outstanding at end of period	1,379,248	1,564,084	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018
Value at end of period	$16.79	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867
Number of accumulation units outstanding at end of period	1,010,389	1,038,721	997,679	723,089	919,428	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.01	$12.08
Value at end of period	$14.96	$14.01
Number of accumulation units outstanding at end of period	95,193	114,512
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.36	$9.00	$12.92	$13.25	$11.44	$10.24
Value at end of period	$14.30	$11.36	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	56,579	70,121	79,400	113,083	172,618	350,676
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.45	$9.51	$13.21	$11.92	$11.36	$10.06
Value at end of period	$15.26	$13.45	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	119,806	133,378	132,881	149,611	212,781	266,161
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.16	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933
Value at end of period	$8.83	$7.16	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099
Number of accumulation units outstanding at end of period	162,609	208,999	250,683	280,356	361,846	444,306	556,578	664,936	688,422	853,538
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.25	$7.01	$11.17	$10.82	$9.88
Value at end of period	$9.57	$8.25	$7.01	$11.17	$10.82
Number of accumulation units outstanding at end of period	9,532	17,655	16,249	6,610	6,195
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.64	$6.76	$11.44	$10.11	$9.15
Value at end of period	$10.25	$8.64	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	7,228	9,310	31,529	26,748	18,994
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.45	$9.14	$18.27	$15.30	$12.45	$10.10
Value at end of period	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	44,882	65,180	97,677	138,555	243,016	192,878

ILIAC Variable Annuity - INGVA		IV-3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.83	$9.25	$12.00	$11.62	$10.46	$10.14
Value at end of period	$11.82	$10.83	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	822,342	1,106,608	1,439,660	1,605,202	2,289,415	3,060,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$14.85	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	108,203	120,545	116,506	148,281	182,941	324,578	349,195	219,160	120,171	31,788
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186
Value at end of period	$12.84	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515
Number of accumulation units outstanding at end of period	1,343,089	2,035,983	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	830,843	957,210	1,090,401	1,272,025	1,644,706	1,912,409
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.81	$9.81	$11.72	$10.88	$10.13	$10.01
Value at end of period	$13.56	$11.81	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	512,491	669,257	804,002	908,085	1,038,725	1,293,593
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.66	$8.64	$13.33	$12.77	$11.02	$10.23
Value at end of period	$12.26	$10.66	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	172,869	219,668	276,102	324,341	459,403	552,003
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.00	$7.25	$9.94
Value at end of period	$14.14	$12.00	$7.25
Number of accumulation units outstanding at end of period	214,262	257,636	300,691
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.08	$7.32	$11.05	$10.58	$10.03
Value at end of period	$10.60	$9.08	$7.32	$11.05	$10.58
Number of accumulation units outstanding at end of period	27,790	31,756	46,012	40,111	10,637
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.37	$9.38
Number of accumulation units outstanding at end of period	158,076	201,605
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.64	$9.50
Value at end of period	$10.60	$9.64
Number of accumulation units outstanding at end of period	180,398	288,918

ILIAC Variable Annuity - INGVA		IV-4

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.87	$9.75
Value at end of period	$10.71	$9.87
Number of accumulation units outstanding at end of period	173,062	234,551
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.76	$10.02
Value at end of period	$13.14	$11.76
Number of accumulation units outstanding at end of period	388,905	478,662
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.93	$10.58
Value at end of period	$14.37	$12.93
Number of accumulation units outstanding at end of period	175,664	208,860
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.56	$10.61
Value at end of period	$13.86	$12.56
Number of accumulation units outstanding at end of period	221,902	332,532
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$10.12	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	99,557	106,955	121,748	144,876	172,834	204,440	228,383	175,467	117,669	73,607
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82
Value at end of period	$21.83	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205
Number of accumulation units outstanding at end of period	314,243	371,326	400,462	490,652	684,407	879,607	1,151,775	1,313,138	1,077,683	886,919
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.62	$8.01	$14.23	$12.67	$11.73	$10.04
Value at end of period	$14.79	$11.62	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	648,916	731,147	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.92	$7.20	$11.31	$11.08	$10.04
Value at end of period	$10.15	$8.92	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	31,792	49,928	65,794	47,108	37,896
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.26	$10.14
Value at end of period	$8.84	$8.20	$6.26
Number of accumulation units outstanding at end of period	383,082	472,634	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.85	$6.76	$11.31	$11.15	$9.79
Value at end of period	$9.45	$8.85	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	9,999	8,986	10,164	27,728	15,467
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.85	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03
Value at end of period	$11.97	$10.85	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456
Number of accumulation units outstanding at end of period	245,551	260,562	300,734	325,370	366,594	446,019	555,400	666,673	760,839	863,568

ILIAC Variable Annuity - INGVA		IV-5

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.25	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755
Value at end of period	$10.39	$9.25	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211
Number of accumulation units outstanding at end of period	119,294	160,162	195,454	167,864	234,470	309,846	341,549	331,059	358,337	416,034
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.52	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	1,051,196	1,309,701	1,577,267	1,864,760	2,450,442	2,802,327

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)
	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.22	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Value at end of period	$12.90	$11.22	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115
Number of accumulation units outstanding at end of period	410	7,162	26,249	193,614	217,382	231,760	141,674	99,481	79,561	68,936
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Value at end of period	$11.19	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92
Number of accumulation units outstanding at end of period	0	8,289	23,444	100,337	131,926	133,994	145,501	92,558	51,427	61,951
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$9.58	$7.48	$12.33	$12.03	$10.70	$10.36	$10.18
Value at end of period	$10.41	$9.58	$7.48	$12.33	$12.03	$10.70	$10.36
Number of accumulation units outstanding at end of period	0	6,580	17,711	96,829	101,813	46,654	3,297
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.43	$7.67	$14.03	$12.80	$11.89	$10.49	$10.08
Value at end of period	$12.08	$10.43	$7.67	$14.03	$12.80	$11.89	$10.49
Number of accumulation units outstanding at end of period	0	2,436	18,184	97,610	99,588	34,597	496
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$14.10	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	0	1,780	14,523	87,482	97,070	49,272	2,432
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.04	$6.82	$12.33	$10.79	$9.53
Value at end of period	$8.43	$8.04	$6.82	$12.33	$10.79
Number of accumulation units outstanding at end of period	0	673	2,737	11,203	64,719
ING BALANCED PORTFOLIO
Value at beginning of period	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Value at end of period	$10.40	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945
Number of accumulation units outstanding at end of period	957	3,271	4,275	37,216	46,677	66,062	71,463	80,704	77,192	74,575

ILIAC Variable Annuity - INGVA		IV-6

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.00	$6.03	$10.46	$10.05	$9.61
Value at end of period	$9.92	$8.00	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	0	739	2,124	6,323	2,978
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.47	$5.83	$9.74	$10.03
Value at end of period	$8.33	$7.47	$5.83	$9.74
Number of accumulation units outstanding at end of period	320	4,957	7,515	30,387
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.36	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Value at end of period	$5.07	$4.36	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595
Number of accumulation units outstanding at end of period	0	754	3,287	12,695	19,589	26,588	29,626	22,775	22,240	31,073
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.31	$7.11	$12.35	$13.58	$10.32
Value at end of period	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	389	6,731	12,363	11,301
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.58	$6.65	$11.15	$10.91	$9.50
Value at end of period	$9.43	$8.58	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	0	0	1,241	11,658	9,975
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.06	$6.62	$11.06	$9.82	$10.28
Value at end of period	$11.44	$9.06	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	195	8,715	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.85	$7.61	$10.96	$10.89	$9.94
Value at end of period	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	0	1,275	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.97	$7.23	$11.85	$12.68
Value at end of period	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	1,421	2,896	11,357
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.10	$7.49	$12.93	$9.89	$9.39
Value at end of period	$12.05	$10.10	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	0	291	1,317	22,187	6,436
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Value at end of period	$7.61	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173
Number of accumulation units outstanding at end of period	1,873	28,833	43,500	38,070	55,589	64,417	86,309	80,267	77,343	70,511

ILIAC Variable Annuity - INGVA		IV-7

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Value at end of period	$7.84	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618
Number of accumulation units outstanding at end of period	981	19,840	198,590	372,830	107,306	150,783	174,585	202,025	220,225	197,497
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Value at end of period	$14.47	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157
Number of accumulation units outstanding at end of period	0	18,196	65,938	69,840	63,076	75,004	65,243	66,982	72,408	134,013
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.91	$11.48
Value at end of period	$14.72	$13.91
Number of accumulation units outstanding at end of period	0	1,384
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86	$8.69	$12.59	$13.04	$11.36	$10.73
Value at end of period	$13.54	$10.86	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	0	108	2,397	10,340	15,431	12,055
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.85	$9.18	$12.88	$11.73	$11.29	$11.02
Value at end of period	$14.45	$12.85	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	0	7,048	12,253	27,644	48,619	72,586
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$4.57	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Value at end of period	$5.57	$4.57	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579
Number of accumulation units outstanding at end of period	313	4,654	4,820	33,472	43,973	78,560	96,803	97,562	58,907	74,707
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.97	$6.84	$10.99	$10.75	$9.40
Value at end of period	$9.15	$7.97	$6.84	$10.99	$10.75
Number of accumulation units outstanding at end of period	0	0	0	0	497
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.34	$6.59	$11.25	$10.05	$9.26
Value at end of period	$9.80	$8.34	$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period	0	0	0	2,806	2,804
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.91	$8.82	$17.81	$15.06	$12.37	$10.06
Value at end of period	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	0	5,283	19,967	19,716	11,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.35	$8.93	$11.69	$11.43	$10.39	$10.06
Value at end of period	$11.18	$10.35	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	147	12,437	28,207	119,216	176,475	205,538
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$13.52	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	0	1,712	2,772	19,247	32,261	40,741	42,360	13,425	7,015	288

ILIAC Variable Annuity - INGVA		IV-8

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Value at end of period	$10.56	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328
Number of accumulation units outstanding at end of period	603	2,779	44,564	441,840	806,410	579,969	234,870	226,002	207,160	290,006
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	353	5,690	7,176	65,838	97,726	141,518
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.29	$9.47	$11.42	$10.70	$10.06	$10.00
Value at end of period	$12.83	$11.29	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	0	4,005	15,899	140,662	128,634	98,237
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19	$8.34	$12.99	$12.57	$10.95	$10.53
Value at end of period	$11.61	$10.19	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	0	3,593	8,422	23,331	44,031	48,242
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.84	$7.22	$9.93
Value at end of period	$13.82	$11.84	$7.22
Number of accumulation units outstanding at end of period	314	3,925	13,504
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.36	$9.21
Value at end of period	$10.25	$9.36
Number of accumulation units outstanding at end of period	0	1,636
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.85	$9.75
Value at end of period	$10.58	$9.85
Number of accumulation units outstanding at end of period	0	3,822
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.71	$10.02
Value at end of period	$12.96	$11.71
Number of accumulation units outstanding at end of period	206	4,836
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.84	$10.95
Value at end of period	$14.14	$12.84
Number of accumulation units outstanding at end of period	3,535	6,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.47	$10.63
Value at end of period	$13.63	$12.47
Number of accumulation units outstanding at end of period	0	787

ILIAC Variable Annuity - INGVA		IV-9

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$9.22	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	0	0	4,971	35,408	41,407	53,187	38,830	13,008	11,288	2,354
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Value at end of period	$14.26	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408
Number of accumulation units outstanding at end of period	78	3,614	12,111	51,932	64,131	59,629	60,875	42,546	36,062	31,930
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.11	$7.73	$13.87	$12.47	$11.65	$10.03
Value at end of period	$14.00	$11.11	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	164	3,013	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.60	$7.02	$11.13	$11.01	$9.74
Value at end of period	$9.70	$8.60	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	0	510	510	4,245	3,937
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.07	$6.22	$10.14
Value at end of period	$8.61	$8.07	$6.22
Number of accumulation units outstanding at end of period	109	9,433	18,852
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.54	$6.58	$11.13	$11.08	$9.24
Value at end of period	$9.03	$8.54	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	0	3,230	3,868	11,799	9,716
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$6.24	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Value at end of period	$6.81	$6.24	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488
Number of accumulation units outstanding at end of period	0	106	6,021	14,254	63,636	82,579	97,534	108,388	114,025	126,421
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.28	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Value at end of period	$6.99	$6.28	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763
Number of accumulation units outstanding at end of period	0	6,205	16,056	27,677	35,717	36,902	37,968	35,349	38,140	51,496
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.01	$9.15	$12.17	$11.98	$10.84	$10.06
Value at end of period	$12.13	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	0	2,422	6,525	92,011	124,372	113,062

ILIAC Variable Annuity - INGVA		IV-10

Part B

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

ING VARIABLE ANNUITY

Statement of Additional Information

Dated
April 29, 2011

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 29, 2011.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
Customer Service Center
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	2
Income Phase Payments	3
Sales Material and Advertising	4
Experts	4
Condensed Financial Information	7
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company
was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our
Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities
Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way,
Windsor, Connecticut 06095-4774. ING Financial Advisers, LLC offers the securities under the Contracts on a continuous basis, however, the Contract is no longer available to new purchasers. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and
Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2010, 2009, 2008 and amounted to $1,947,487.78 , $2,658,134.85 and $2,501,353.46, respectively.
These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity
Account B of ING Life Insurance and Annuity Company.

2

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each
$1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than
5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account
30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation
($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

                                                                                            3

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s
Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s
Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,
Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2010 and 2009,
and for each of the three years in the period ended December 31, 2010, included in the Statement of Additional
Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

                                                                                              4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING Life Insurance and Annuity Company Variable Annuity Account B available under the Contract for the indicated periods. This information is current through December 31, 2010, including portfolio names. Portfolio name changes after December 31, 2010 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.56	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424	$11.993
Value at end of period	$18.07	$15.56	$11.58	$20.34	$17.46	$15.78	$13.62	$11.91	$9.36	$10.424
Number of accumulation units outstanding at end of period	1,003,930	1,220,934	1,453,754	1,815,960	2,563,000	3,284,830	3,122,247	2,257,322	2,018,022	2,109,547
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553	$11.21
Value at end of period	$12.99	$11.39	$8.83	$15.54	$15.46	$12.98	$12.38	$11.21	$8.68	$10.553
Number of accumulation units outstanding at end of period	560,283	736,761	939,281	1,141,203	1,684,053	2,042,506	2,406,797	1,917,301	1,734,825	1,805,355
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO (Funds were first received in this option during November 2004)
Value at beginning of period	$10.06	$7.78	$12.71	$12.28	$10.82	$10.37	$10.08
Value at end of period	$11.05	$10.06	$7.78	$12.71	$12.28	$10.82	$10.37
Number of accumulation units outstanding at end of period	251,772	307,722	359,054	413,753	641,967	560,145	77,766
ING AMERICAN FUNDS GROWTH PORTFOLIO (Funds were first received in this option during November 2004)
Value at beginning of period	$10.96	$7.98	$14.46	$13.06	$12.03	$10.50	$10.02
Value at end of period	$12.82	$10.96	$7.98	$14.46	$13.06	$12.03	$10.50
Number of accumulation units outstanding at end of period	246,569	379,649	458,590	495,819	788,860	535,898	64,970
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO (Funds were first received in this option during November 2004)
Value at beginning of period	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61	$9.92
Value at end of period	$14.96	$14.16	$10.04	$17.62	$14.89	$12.71	$10.61
Number of accumulation units outstanding at end of period	232,632	306,635	350,045	392,021	531,720	775,024	458,582
ING ARTIO FOREIGN PORTFOLIO (Funds were first received in this option during May 2006)
Value at beginning of period	$8.33	$7.00	$12.53	$10.86	$10.18
Value at end of period	$8.82	$8.33	$7.00	$12.53	$10.86
Number of accumulation units outstanding at end of period	76,904	158,704	213,965	269,608	336,504
ING BALANCED PORTFOLIO
Value at beginning of period	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87	$11.457
Value at end of period	$13.78	$12.19	$10.32	$14.49	$13.86	$12.72	$12.32	$11.37	$9.66	$10.87
Number of accumulation units outstanding at end of period	369,598	462,951	577,851	738,056	933,000	1,166,813	1,305,749	1,029,178	993,956	1,075,274
ING BARON SMALL CAP GROWTH PORTFOLIO (Funds were first received in this option during May 2006)
Value at beginning of period	$8.28	$6.19	$10.63	$10.11	$9.82
Value at end of period	$10.38	$8.28	$6.19	$10.63	$10.11
Number of accumulation units outstanding at end of period	25,020	33,266	45,908	41,397	137,397

ILIAC Variable Annuity – INGVA		CFI 1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.67	$5.93	$9.80	$10.03
Value at end of period	$8.63	$7.67	$5.93	$9.80
Number of accumulation units outstanding at end of period	498,163	581,106	663,378	796,839
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458	$5.842
Value at end of period	$5.36	$4.57	$3.02	$5.06	$4.30	$4.04	$3.65	$3.74	$2.59	$4.458
Number of accumulation units outstanding at end of period	213,011	233,270	255,180	315,629	333,574	377,307	466,053	729,378	588,646	572,939
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.65	$7.30	$12.55	$13.67	$11.17
Value at end of period	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	53,734	63,621	64,670	101,969	70,366
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.30	$6.72	$10.28	$10.08	$8.88
Value at end of period	$10.29	$8.30	$6.72	$10.28	$10.08
Number of accumulation units outstanding at end of period	10,618	31,590	42,429	51,801	145,330
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.89	$6.82	$11.33	$10.98	$9.90
Value at end of period	$9.87	$8.89	$6.82	$11.33	$10.98
Number of accumulation units outstanding at end of period	24,828	54,870	38,658	29,048	12,160
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.39	$6.79	$11.24	$9.89	$9.99
Value at end of period	$11.96	$9.39	$6.79	$11.24	$9.89
Number of accumulation units outstanding at end of period	329,053	395,313	483,580	529,758	625,810
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.21	$7.81	$11.14	$10.96	$9.94
Value at end of period	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	150,127	168,181	129,483	93,686	63,273
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.21	$7.35	$11.92	$12.84
Value at end of period	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	76,946	100,587	81,918	66,062
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.46	$7.68	$13.14	$9.96	$10.26
Value at end of period	$12.61	$10.46	$7.68	$13.14	$9.96
Number of accumulation units outstanding at end of period	81,161	90,285	80,820	81,647	58,435
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195	$10.14
Value at end of period	$9.48	$8.38	$6.50	$10.52	$9.89	$8.74	$8.16	$7.60	$6.09	$8.195
Number of accumulation units outstanding at end of period	1,175,861	1,032,614	835,276	603,244	822,465	955,103	1,061,351	1,213,385	1,413,021	1,650,395

ILIAC Variable Annuity – INGVA		CFI 2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129	$11.839
Value at end of period	$11.37	$10.08	$8.26	$13.28	$12.76	$11.25	$10.77	$9.84	$7.87	$10.129
Number of accumulation units outstanding at end of period	1,379,248	1,564,084	1,516,955	1,689,866	1,906,034	2,368,146	2,759,569	3,215,532	3,628,671	4,201,884
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867	$11.018
Value at end of period	$16.79	$15.43	$13.96	$15.40	$14.67	$14.23	$13.93	$13.41	$12.73	$11.867
Number of accumulation units outstanding at end of period	1,010,389	1,038,721	997,679	723,089	919,428	1,098,270	1,069,558	1,257,971	1,452,812	1,338,812
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.01	$12.08
Value at end of period	$14.96	$14.01
Number of accumulation units outstanding at end of period	95,193	114,512
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.36	$9.00	$12.92	$13.25	$11.44	$10.24
Value at end of period	$14.30	$11.36	$9.00	$12.92	$13.25	$11.44
Number of accumulation units outstanding at end of period	56,579	70,121	79,400	113,083	172,618	350,676
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.45	$9.51	$13.21	$11.92	$11.36	$10.06
Value at end of period	$15.26	$13.45	$9.51	$13.21	$11.92	$11.36
Number of accumulation units outstanding at end of period	119,806	133,378	132,881	149,611	212,781	266,161
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.16	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099	$10.933
Value at end of period	$8.83	$7.16	$5.46	$9.07	$9.31	$8.52	$7.72	$7.10	$5.19	$8.099
Number of accumulation units outstanding at end of period	162,609	208,999	250,683	280,356	361,846	444,306	556,578	664,936	688,422	853,538
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.25	$7.01	$11.17	$10.82	$9.88
Value at end of period	$9.57	$8.25	$7.01	$11.17	$10.82
Number of accumulation units outstanding at end of period	9,532	17,655	16,249	6,610	6,195
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.64	$6.76	$11.44	$10.11	$9.15
Value at end of period	$10.25	$8.64	$6.76	$11.44	$10.11
Number of accumulation units outstanding at end of period	7,228	9,310	31,529	26,748	18,994
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.45	$9.14	$18.27	$15.30	$12.45	$10.10
Value at end of period	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	44,882	65,180	97,677	138,555	243,016	192,878
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.83	$9.25	$12.00	$11.62	$10.46	$10.14
Value at end of period	$11.82	$10.83	$9.25	$12.00	$11.62	$10.46
Number of accumulation units outstanding at end of period	822,342	1,106,608	1,439,660	1,605,202	2,289,415	3,060,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476	$10.181
Value at end of period	$14.85	$11.53	$8.26	$13.38	$10.77	$10.10	$9.26	$8.41	$6.21	$8.476
Number of accumulation units outstanding at end of period	108,203	120,545	116,506	148,281	182,941	324,578	349,195	219,160	120,171	31,788

ILIAC Variable Annuity – INGVA		CFI 3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515	$11.186
Value at end of period	$12.84	$12.94	$13.02	$12.80	$12.29	$11.83	$11.60	$11.58	$11.59	$11.515
Number of accumulation units outstanding at end of period	1,343,089	2,035,983	2,988,799	2,695,517	3,097,409	3,537,817	2,815,301	1,967,775	3,154,101	3,693,592
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	830,843	957,210	1,090,401	1,272,025	1,644,706	1,912,409
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.81	$9.81	$11.72	$10.88	$10.13	$10.01
Value at end of period	$13.56	$11.81	$9.81	$11.72	$10.88	$10.13
Number of accumulation units outstanding at end of period	512,491	669,257	804,002	908,085	1,038,725	1,293,593
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.66	$8.64	$13.33	$12.77	$11.02	$10.23
Value at end of period	$12.26	$10.66	$8.64	$13.33	$12.77	$11.02
Number of accumulation units outstanding at end of period	172,869	219,668	276,102	324,341	459,403	552,003
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.00	$7.25	$9.94
Value at end of period	$14.14	$12.00	$7.25
Number of accumulation units outstanding at end of period	214,262	257,636	300,691
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.08	$7.32	$11.05	$10.58	$10.03
Value at end of period	$10.60	$9.08	$7.32	$11.05	$10.58
Number of accumulation units outstanding at end of period	27,790	31,756	46,012	40,111	10,637
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.37	$9.38
Number of accumulation units outstanding at end of period	158,076	201,605
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.64	$9.50
Value at end of period	$10.60	$9.64
Number of accumulation units outstanding at end of period	180,398	288,918
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.87	$9.75
Value at end of period	$10.71	$9.87
Number of accumulation units outstanding at end of period	173,062	234,551
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.76	$10.02
Value at end of period	$13.14	$11.76
Number of accumulation units outstanding at end of period	388,905	478,662

ILIAC Variable Annuity – INGVA		CFI 4

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.93	$10.58
Value at end of period	$14.37	$12.93
Number of accumulation units outstanding at end of period	175,664	208,860
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.56	$10.61
Value at end of period	$13.86	$12.56
Number of accumulation units outstanding at end of period	221,902	332,532
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497	$10.065
Value at end of period	$10.12	$7.74	$5.98	$9.22	$8.48	$7.62	$7.07	$6.49	$4.73	$8.497
Number of accumulation units outstanding at end of period	99,557	106,955	121,748	144,876	172,834	204,440	228,383	175,467	117,669	73,607
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205	$12.82
Value at end of period	$21.83	$17.72	$14.02	$20.53	$19.58	$16.92	$15.49	$13.67	$10.04	$13.205
Number of accumulation units outstanding at end of period	314,243	371,326	400,462	490,652	684,407	879,607	1,151,775	1,313,138	1,077,683	886,919
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.62	$8.01	$14.23	$12.67	$11.73	$10.04
Value at end of period	$14.79	$11.62	$8.01	$14.23	$12.67	$11.73
Number of accumulation units outstanding at end of period	648,916	731,147	824,868	939,670	1,229,215	1,630,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.92	$7.20	$11.31	$11.08	$10.04
Value at end of period	$10.15	$8.92	$7.20	$11.31	$11.08
Number of accumulation units outstanding at end of period	31,792	49,928	65,794	47,108	37,896
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.26	$10.14
Value at end of period	$8.84	$8.20	$6.26
Number of accumulation units outstanding at end of period	383,082	472,634	541,950
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.85	$6.76	$11.31	$11.15	$9.79
Value at end of period	$9.45	$8.85	$6.76	$11.31	$11.15
Number of accumulation units outstanding at end of period	9,999	8,986	10,164	27,728	15,467
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.85	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456	$14.03
Value at end of period	$11.97	$10.85	$7.57	$12.69	$11.94	$10.32	$10.26	$9.18	$7.23	$10.456
Number of accumulation units outstanding at end of period	245,551	260,562	300,734	325,370	366,594	446,019	555,400	666,673	760,839	863,568
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.25	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211	$11.755
Value at end of period	$10.39	$9.25	$7.08	$11.87	$11.85	$10.44	$9.64	$8.48	$6.85	$9.211
Number of accumulation units outstanding at end of period	119,294	160,162	195,454	167,864	234,470	309,846	341,549	331,059	358,337	416,034
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.52	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	1,051,196	1,309,701	1,577,267	1,864,760	2,450,442	2,802,327

ILIAC Variable Annuity – INGVA		CFI 5

Condensed Financial Information (continued)

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$15.03	$11.22	$19.76	$17.02	$15.43	$13.36	$11.71	$9.23	$10.315	$11.904
Value at end of period	$17.40	$15.03	$11.22	$19.76	$17.02	$15.43	$13.36	$11.71	$9.23	$10.315
Number of accumulation units outstanding at end of period	1,182,193	1,396,280	1,579,285	1,903,189	2,663,915	3,235,173	3,063,454	2,423,626	2,369,434	2,524,943
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.00	$8.55	$15.10	$15.06	$12.69	$12.14	$11.02	$8.56	$10.443	$11.127
Value at end of period	$12.50	$11.00	$8.55	$15.10	$15.06	$12.69	$12.14	$11.02	$8.56	$10.443
Number of accumulation units outstanding at end of period	853,271	978,626	1,181,565	1,413,860	1,930,750	2,518,931	2,738,588	2,405,810	2,273,947	2,332,214
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.91	$7.68	$12.59	$12.20	$10.78	$10.37	$10.01
Value at end of period	$10.84	$9.91	$7.68	$12.59	$12.20	$10.78	$10.37
Number of accumulation units outstanding at end of period	322,683	484,756	529,159	579,713	804,970	698,605	73,449
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.79	$7.88	$14.32	$12.98	$11.99	$10.50	$9.95
Value at end of period	$12.58	$10.79	$7.88	$14.32	$12.98	$11.99	$10.50
Number of accumulation units outstanding at end of period	333,630	460,755	501,572	485,885	630,882	532,331	52,636
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.94	$9.91	$17.45	$14.80	$12.66	$10.60	$9.92
Value at end of period	$14.68	$13.94	$9.91	$17.45	$14.80	$12.66	$10.60
Number of accumulation units outstanding at end of period	338,482	468,626	526,282	517,521	701,548	632,879	128,126
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.24	$6.94	$12.47	$10.84	$10.12
Value at end of period	$8.69	$8.24	$6.94	$12.47	$10.84
Number of accumulation units outstanding at end of period	79,222	113,426	124,684	131,245	119,793
ING BALANCED PORTFOLIO
Value at beginning of period	$11.77	$10.00	$14.09	$13.51	$12.44	$12.08	$11.18	$9.53	$10.757	$11.372
Value at end of period	$13.27	$11.77	$10.00	$14.09	$13.51	$12.44	$12.08	$11.18	$9.53	$10.757
Number of accumulation units outstanding at end of period	322,200	403,318	484,220	547,915	750,983	924,758	964,065	742,506	701,902	759,422
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.19	$6.14	$10.58	$10.09	$10.18
Value at end of period	$10.23	$8.19	$6.14	$10.58	$10.09
Number of accumulation units outstanding at end of period	36,666	36,955	32,127	24,933	71,497
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.60	$5.90	$9.78	$10.03
Value at end of period	$8.53	$7.60	$5.90	$9.78
Number of accumulation units outstanding at end of period	690,112	782,479	896,771	1,095,179

ILIAC Variable Annuity – INGVA		CFI 6

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Value at end of period	$5.19	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435
Number of accumulation units outstanding at end of period	184,211	195,952	201,095	275,823	338,658	412,639	439,023	508,346	381,818	433,715
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	36,542	34,960	27,093	18,591	12,418
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.20	$6.66	$10.23	$10.06	$10.24
Value at end of period	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	17,066	22,632	32,316	37,485	63,674
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.79	$6.77	$11.27	$10.96	$10.09
Value at end of period	$9.73	$8.79	$6.77	$11.27	$10.96
Number of accumulation units outstanding at end of period	75,470	61,406	53,798	38,374	19,537
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.29	$6.74	$11.19	$9.87	$9.99
Value at end of period	$11.79	$9.29	$6.74	$11.19	$9.87
Number of accumulation units outstanding at end of period	361,487	396,491	466,427	545,789	667,246
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.10	$7.74	$11.09	$10.94	$9.99
Value at end of period	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	138,963	173,292	177,286	173,785	80,343
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.14	$7.31	$11.90	$12.57
Value at end of period	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	62,711	110,531	115,204	116,235
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.35	$7.62	$13.08	$9.94	$10.36
Value at end of period	$12.43	$10.35	$7.62	$13.08	$9.94
Number of accumulation units outstanding at end of period	64,017	70,792	72,902	50,413	39,399
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.10	$6.30	$10.22	$9.64	$8.55	$8.00	$7.48	$6.01	$8.11	$10.065
Value at end of period	$9.13	$8.10	$6.30	$10.22	$9.64	$8.55	$8.00	$7.48	$6.01	$8.11
Number of accumulation units outstanding at end of period	1,156,166	967,785	545,596	579,841	775,592	978,108	1,142,343	1,277,114	1,439,279	1,759,669
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.73	$8.00	$12.90	$12.44	$11.00	$10.57	$9.68	$7.77	$10.024	$11.752
Value at end of period	$10.95	$9.73	$8.00	$12.90	$12.44	$11.00	$10.57	$9.68	$7.77	$10.024
Number of accumulation units outstanding at end of period	1,262,708	1,446,039	1,173,295	1,379,556	1,519,687	1,983,342	2,357,139	2,732,299	3,014,921	3,558,547
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.90	$13.53	$14.97	$14.30	$13.91	$13.66	$13.19	$12.56	$11.743	$10.937
Value at end of period	$16.17	$14.90	$13.53	$14.97	$14.30	$13.91	$13.66	$13.19	$12.56	$11.743
Number of accumulation units outstanding at end of period	1,214,589	1,115,646	1,064,004	871,275	1,076,685	1,238,719	1,246,912	1,229,859	1,436,808	1,394,133

ILIAC Variable Annuity – INGVA		CFI 7

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.98	$11.77
Value at end of period	$14.89	$13.98
Number of accumulation units outstanding at end of period	84,622	101,064
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.20	$8.90	$12.82	$13.19	$11.42	$10.38
Value at end of period	$14.06	$11.20	$8.90	$12.82	$13.19	$11.42
Number of accumulation units outstanding at end of period	69,829	80,748	87,644	102,195	166,054	198,719
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.26	$9.40	$13.11	$11.86	$11.34	$10.74
Value at end of period	$15.00	$13.26	$9.40	$13.11	$11.86	$11.34
Number of accumulation units outstanding at end of period	141,271	160,854	178,915	206,655	265,688	370,606
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.91	$5.29	$8.82	$9.07	$8.33	$7.57	$6.99	$5.12	$8.015	$10.853
Value at end of period	$8.50	$6.91	$5.29	$8.82	$9.07	$8.33	$7.57	$6.99	$5.12	$8.015
Number of accumulation units outstanding at end of period	252,562	272,758	311,754	358,341	441,323	578,149	656,230	747,149	836,353	1,011,359
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.16	$6.96	$11.11	$10.80	$10.10
Value at end of period	$9.44	$8.16	$6.96	$11.11	$10.80
Number of accumulation units outstanding at end of period	25,611	30,399	30,936	37,399	49,789
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.54	$6.71	$11.38	$10.09	$10.13
Value at end of period	$10.11	$8.54	$6.71	$11.38	$10.09
Number of accumulation units outstanding at end of period	24,816	23,542	24,092	16,127	7,360
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.28	$9.04	$18.12	$15.22	$12.43	$10.10
Value at end of period	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	82,387	91,954	131,110	145,346	184,873	248,833
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.68	$9.15	$11.91	$11.56	$10.43	$10.07
Value at end of period	$11.61	$10.68	$9.15	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	1,132,920	1,386,918	1,615,945	2,036,080	2,874,990	3,876,560
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.23	$8.07	$13.12	$10.59	$9.96	$9.16	$8.34	$6.18	$8.458	$10.125
Value at end of period	$14.42	$11.23	$8.07	$13.12	$10.59	$9.96	$9.16	$8.34	$6.18	$8.458
Number of accumulation units outstanding at end of period	94,156	85,586	121,642	131,826	201,732	315,418	347,515	263,134	138,997	27,540
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.49	$12.61	$12.44	$11.98	$11.57	$11.37	$11.39	$11.44	$11.396	$11.103
Value at end of period	$12.37	$12.49	$12.61	$12.44	$11.98	$11.57	$11.37	$11.39	$11.44	$11.396
Number of accumulation units outstanding at end of period	1,898,932	2,595,401	3,116,885	2,846,918	3,939,178	4,622,461	3,781,977	1,880,007	2,724,201	2,794,371
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	827,569	930,294	1,047,042	1,190,137	1,527,189	1,802,269

ILIAC Variable Annuity – INGVA		CFI 8

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$9.70	$11.63	$10.83	$10.11	$10.01
Value at end of period	$13.33	$11.65	$9.70	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	645,726	730,572	877,000	939,889	1,340,318	1,677,193
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.51	$8.55	$13.22	$12.71	$11.00	$10.23
Value at end of period	$12.05	$10.51	$8.55	$13.22	$12.71	$11.00
Number of accumulation units outstanding at end of period	285,980	352,635	419,246	535,982	702,557	914,117
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.95	$7.24	$9.94
Value at end of period	$14.04	$11.95	$7.24
Number of accumulation units outstanding at end of period	365,168	388,308	422,502
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.98	$7.26	$11.00	$10.55	$10.05
Value at end of period	$10.45	$8.98	$7.26	$11.00	$10.55
Number of accumulation units outstanding at end of period	29,095	39,316	33,527	26,073	7,068
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.33	$9.38
Number of accumulation units outstanding at end of period	229,144	212,629
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.63	$9.50
Value at end of period	$10.56	$9.63
Number of accumulation units outstanding at end of period	299,651	349,777
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$9.75
Value at end of period	$10.67	$9.86
Number of accumulation units outstanding at end of period	282,461	396,344
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.74	$10.02
Value at end of period	$13.08	$11.74
Number of accumulation units outstanding at end of period	453,732	518,847
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.90	$10.97
Value at end of period	$14.30	$12.90
Number of accumulation units outstanding at end of period	259,173	319,623
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.53	$10.65
Value at end of period	$13.79	$12.53
Number of accumulation units outstanding at end of period	259,241	340,110

ILIAC Variable Annuity – INGVA		CFI 9

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.53	$5.84	$9.04	$8.33	$7.51	$6.99	$6.44	$4.71	$8.479	$10.064
Value at end of period	$9.83	$7.53	$5.84	$9.04	$8.33	$7.51	$6.99	$6.44	$4.71	$8.479
Number of accumulation units outstanding at end of period	102,961	87,766	104,013	115,577	192,022	247,139	249,195	233,330	101,824	37,135
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$17.11	$13.58	$19.95	$19.08	$16.54	$15.19	$13.45	$9.91	$13.068	$12.726
Value at end of period	$21.02	$17.11	$13.58	$19.95	$19.08	$16.54	$15.19	$13.45	$9.91	$13.068
Number of accumulation units outstanding at end of period	274,077	311,928	357,244	424,905	523,573	657,269	743,438	709,514	617,861	558,858
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.46	$7.92	$14.12	$12.61	$11.70	$10.04
Value at end of period	$14.54	$11.46	$7.92	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	551,655	636,044	710,684	794,971	1,040,224	1,300,668
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.82	$7.14	$11.25	$11.05	$9.96
Value at end of period	$10.01	$8.82	$7.14	$11.25	$11.05
Number of accumulation units outstanding at end of period	98,124	100,785	89,803	27,334	19,203
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.16	$6.25	$10.14
Value at end of period	$8.77	$8.16	$6.25
Number of accumulation units outstanding at end of period	520,351	549,593	638,393
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.75	$6.70	$11.25	$11.12	$10.02
Value at end of period	$9.32	$8.75	$6.70	$11.25	$11.12
Number of accumulation units outstanding at end of period	18,364	19,974	20,252	23,755	11,918
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.48	$7.33	$12.33	$11.64	$10.09	$10.06	$9.02	$7.14	$10.347	$13.926
Value at end of period	$11.53	$10.48	$7.33	$12.33	$11.64	$10.09	$10.06	$9.02	$7.14	$10.347
Number of accumulation units outstanding at end of period	233,145	257,397	281,874	319,608	402,460	525,424	654,366	726,481	775,399	911,394
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$8.93	$6.86	$11.54	$11.55	$10.21	$9.45	$8.34	$6.76	$9.115	$11.668
Value at end of period	$10.00	$8.93	$6.86	$11.54	$11.55	$10.21	$9.45	$8.34	$6.76	$9.115
Number of accumulation units outstanding at end of period	159,604	198,124	236,400	316,974	345,710	433,550	503,215	549,257	619,494	766,265
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.36	$9.38	$12.39	$12.12	$10.89	$10.06
Value at end of period	$12.60	$11.36	$9.38	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	1,179,641	1,456,310	1,750,546	1,930,759	2,565,653	3,045,909

ILIAC Variable Annuity – INGVA		CFI 10

Condensed Financial Information (continued)

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$14.77	$11.04	$19.48	$16.80	$15.25	$13.23	$11.62	$9.17	$10.262	$11.86
Value at end of period	$17.08	$14.77	$11.04	$19.48	$16.80	$15.25	$13.23	$11.62	$9.17	$10.262
Number of accumulation units outstanding at end of period	407,335	455,692	526,260	572,352	807,319	1,073,136	1,108,634	908,324	842,283	1,021,502
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.81	$8.42	$14.89	$14.87	$12.55	$12.02	$10.93	$8.51	$10.388	$11.086
Value at end of period	$12.27	$10.81	$8.42	$14.89	$14.87	$12.55	$12.02	$10.93	$8.51	$10.388
Number of accumulation units outstanding at end of period	255,691	296,023	325,453	393,081	537,979	815,057	988,726	767,724	665,354	681,661
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.83	$7.64	$12.53	$12.16	$10.76	$10.36	$10.15
Value at end of period	$10.74	$9.83	$7.64	$12.53	$12.16	$10.76	$10.36
Number of accumulation units outstanding at end of period	178,472	251,713	311,714	276,357	346,847	292,364	34,306
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.71	$7.83	$14.25	$12.94	$11.96	$10.49	$10.38
Value at end of period	$12.47	$10.71	$7.83	$14.25	$12.94	$11.96	$10.49
Number of accumulation units outstanding at end of period	228,092	242,809	294,458	252,841	257,030	180,866	4,609
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.83	$9.85	$17.36	$14.75	$12.64	$10.60	$10.00
Value at end of period	$14.54	$13.83	$9.85	$17.36	$14.75	$12.64	$10.60
Number of accumulation units outstanding at end of period	199,692	203,080	215,650	185,031	217,631	277,605	149,631
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.19	$6.91	$12.44	$10.83	$9.35
Value at end of period	$8.63	$8.19	$6.91	$12.44	$10.83
Number of accumulation units outstanding at end of period	21,923	48,431	57,594	60,695	82,998
ING BALANCED PORTFOLIO
Value at beginning of period	$11.57	$9.84	$13.88	$13.34	$12.30	$11.97	$11.09	$9.46	$10.701	$11.33
Value at end of period	$13.02	$11.57	$9.84	$13.88	$13.34	$12.30	$11.97	$11.09	$9.46	$10.701
Number of accumulation units outstanding at end of period	155,580	173,959	228,510	273,547	328,104	416,857	429,399	361,022	324,406	390,130
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.15	$6.11	$10.55	$10.08	$9.10
Value at end of period	$10.16	$8.15	$6.11	$10.55	$10.08
Number of accumulation units outstanding at end of period	15,814	13,115	15,119	9,324	48,655
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.57	$5.88	$9.77	$10.03
Value at end of period	$8.48	$7.57	$5.88	$9.77
Number of accumulation units outstanding at end of period	261,337	307,529	322,430	380,284

ILIAC Variable Annuity – INGVA		CFI 11

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Value at end of period	$5.11	$4.37	$2.90	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424
Number of accumulation units outstanding at end of period	22,474	28,506	27,538	45,946	50,794	50,452	62,319	98,525	55,830	79,126
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.49	$7.21	$12.45	$13.62	$11.31
Value at end of period	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	13,867	11,939	11,943	8,482	18,346
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.16	$6.63	$10.21	$10.05	$9.68
Value at end of period	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	6,946	16,283	20,158	19,063	44,497
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.74	$6.74	$11.24	$10.95	$9.66
Value at end of period	$9.66	$8.74	$6.74	$11.24	$10.95
Number of accumulation units outstanding at end of period	39,526	32,120	31,403	19,203	14,732
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.23	$6.71	$11.16	$9.86	$9.99
Value at end of period	$11.71	$9.23	$6.71	$11.16	$9.86
Number of accumulation units outstanding at end of period	144,534	157,489	167,234	197,400	158,234
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.04	$7.71	$11.06	$10.93	$10.02
Value at end of period	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	90,855	92,866	83,210	94,556	33,373
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.10	$7.29	$11.89	$12.58
Value at end of period	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	37,826	32,738	33,368	28,461	17,201
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.29	$7.59	$13.04	$9.93	$10.50
Value at end of period	$12.34	$10.29	$7.59	$13.04	$9.93
Number of accumulation units outstanding at end of period	25,628	26,729	34,320	25,587	17,201
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.96	$6.20	$10.08	$9.52	$8.45	$7.93	$7.42	$5.97	$8.067	$10.028
Value at end of period	$8.96	$7.96	$6.20	$10.08	$9.52	$8.45	$7.93	$7.42	$5.97	$8.067
Number of accumulation units outstanding at end of period	404,305	434,521	289,631	248,816	294,206	348,895	388,591	456,278	490,461	598,188
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.56	$7.87	$12.72	$12.28	$10.87	$10.46	$9.60	$7.71	$9.971	$11.709
Value at end of period	$10.75	$9.56	$7.87	$12.72	$12.28	$10.87	$10.46	$9.60	$7.71	$9.971
Number of accumulation units outstanding at end of period	504,735	577,336	578,161	643,154	720,006	864,908	1,023,641	1,074,895	1,263,503	1,515,400
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.65	$13.31	$14.75	$14.11	$13.75	$13.52	$13.08	$12.48	$11.682	$10.896
Value at end of period	$15.86	$14.65	$13.31	$14.75	$14.11	$13.75	$13.52	$13.08	$12.48	$11.682
Number of accumulation units outstanding at end of period	459,375	467,821	400,492	288,324	360,942	454,456	438,603	495,079	534,744	504,706

ILIAC Variable Annuity – INGVA		CFI 12

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.96	$12.86
Value at end of period	$14.85	$13.96
Number of accumulation units outstanding at end of period	40,101	45,563
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.12	$8.85	$12.76	$13.15	$11.40	$10.06
Value at end of period	$13.94	$11.12	$8.85	$12.76	$13.15	$11.40
Number of accumulation units outstanding at end of period	20,072	21,963	26,914	24,666	44,228	87,952
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.16	$9.35	$13.05	$11.83	$11.33	$11.05
Value at end of period	$14.87	$13.16	$9.35	$13.05	$11.83	$11.33
Number of accumulation units outstanding at end of period	74,510	76,750	83,157	94,790	139,309	182,654
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$6.79	$5.21	$8.69	$8.96	$8.24	$7.50	$6.93	$5.09	$7.973	$10.812
Value at end of period	$8.34	$6.79	$5.21	$8.69	$8.96	$8.24	$7.50	$6.93	$5.09	$7.973
Number of accumulation units outstanding at end of period	74,812	83,406	100,161	104,491	143,266	185,081	233,080	248,251	250,908	336,248
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.12	$6.93	$11.08	$10.79	$9.50
Value at end of period	$9.37	$8.12	$6.93	$11.08	$10.79
Number of accumulation units outstanding at end of period	10,579	12,455	17,251	18,783	22,621
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.49	$6.68	$11.35	$10.08	$9.69
Value at end of period	$10.04	$8.49	$6.68	$11.35	$10.08
Number of accumulation units outstanding at end of period	8,945	9,535	6,118	7,954	3,747
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.19	$8.99	$18.05	$15.18	$12.42	$10.15
Value at end of period	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	19,311	26,141	25,014	28,468	53,515	56,940
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.60	$9.10	$11.86	$11.53	$10.42	$10.07
Value at end of period	$11.51	$10.60	$9.10	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	432,593	470,787	527,575	611,871	882,542	1,210,323
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.09	$7.97	$12.98	$10.50	$9.89	$9.11	$8.31	$6.17	$8.449	$9.402
Value at end of period	$14.21	$11.09	$7.97	$12.98	$10.50	$9.89	$9.11	$8.31	$6.17	$8.449
Number of accumulation units outstanding at end of period	35,875	39,788	48,963	48,578	66,759	76,772	94,476	81,803	26,454	14,864
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.28	$12.41	$12.26	$11.83	$11.44	$11.26	$11.30	$11.36	$11.336	$11.062
Value at end of period	$12.14	$12.28	$12.41	$12.26	$11.83	$11.44	$11.26	$11.30	$11.36	$11.336
Number of accumulation units outstanding at end of period	727,178	1,122,091	1,570,348	1,532,074	1,797,824	2,374,290	1,683,216	809,314	1,186,508	1,293,086
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	261,515	287,307	326,327	368,050	435,475	518,931

ILIAC Variable Annuity – INGVA		CFI 13

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.56	$9.65	$11.58	$10.80	$10.10	$10.01
Value at end of period	$13.21	$11.56	$9.65	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	269,914	289,141	312,909	302,141	439,968	582,518
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.43	$8.50	$13.17	$12.68	$10.99	$10.66
Value at end of period	$11.94	$10.43	$8.50	$13.17	$12.68	$10.99
Number of accumulation units outstanding at end of period	168,451	174,370	194,517	234,073	264,562	325,747
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.92	$7.24	$9.94
Value at end of period	$13.99	$11.92	$7.24
Number of accumulation units outstanding at end of period	116,687	117,949	114,557
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.93	$7.23	$10.97	$10.54	$9.74
Value at end of period	$10.38	$8.93	$7.23	$10.97	$10.54
Number of accumulation units outstanding at end of period	17,638	7,627	8,923	4,566	3,072
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$9.22
Value at end of period	$10.31	$9.37
Number of accumulation units outstanding at end of period	148,607	161,335
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.63	$9.49
Value at end of period	$10.54	$9.63
Number of accumulation units outstanding at end of period	130,596	136,409
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$9.75
Value at end of period	$10.65	$9.86
Number of accumulation units outstanding at end of period	216,594	183,783
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.74	$10.02
Value at end of period	$13.05	$11.74
Number of accumulation units outstanding at end of period	163,455	183,721
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.89	$10.97
Value at end of period	$14.26	$12.89
Number of accumulation units outstanding at end of period	104,358	116,951
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.52	$10.64
Value at end of period	$13.75	$12.52
Number of accumulation units outstanding at end of period	82,045	106,473

ILIAC Variable Annuity – INGVA		CFI 14

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.44	$5.77	$8.95	$8.26	$7.46	$6.95	$6.41	$4.70	$8.47	$11.291
Value at end of period	$9.68	$7.44	$5.77	$8.95	$8.26	$7.46	$6.95	$6.41	$4.70	$8.47
Number of accumulation units outstanding at end of period	44,284	50,334	47,905	36,798	41,922	99,877	78,291	98,422	56,606	14,405
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$16.82	$13.37	$19.67	$18.84	$16.36	$15.04	$13.34	$9.84	$13.00	$12.679
Value at end of period	$20.62	$16.82	$13.37	$19.67	$18.84	$16.36	$15.04	$13.34	$9.84	$13.00
Number of accumulation units outstanding at end of period	67,588	73,187	82,714	96,819	131,197	169,005	229,226	271,334	200,548	165,137
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.38	$7.88	$14.06	$12.57	$11.69	$10.04
Value at end of period	$14.41	$11.38	$7.88	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	237,418	259,729	289,589	301,936	365,462	502,344
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.77	$7.11	$11.22	$11.04	$9.71
Value at end of period	$9.94	$8.77	$7.11	$11.22	$11.04
Number of accumulation units outstanding at end of period	27,363	28,253	30,564	27,823	6,126
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.13	$6.24	$10.14
Value at end of period	$8.73	$8.13	$6.24
Number of accumulation units outstanding at end of period	153,899	147,113	174,554
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.71	$6.67	$11.22	$11.11	$10.02
Value at end of period	$9.25	$8.71	$6.67	$11.22	$11.11
Number of accumulation units outstanding at end of period	6,633	8,493	9,759	6,675	10,396
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.30	$7.22	$12.15	$11.49	$9.98	$9.96	$8.95	$7.09	$10.293	$13.875
Value at end of period	$11.31	$10.30	$7.22	$12.15	$11.49	$9.98	$9.96	$8.95	$7.09	$10.293
Number of accumulation units outstanding at end of period	72,538	69,205	68,787	79,884	85,907	124,376	166,306	183,337	201,250	268,472
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$8.78	$6.75	$11.37	$11.40	$10.10	$9.36	$8.27	$6.72	$9.068	$11.625
Value at end of period	$9.82	$8.78	$6.75	$11.37	$11.40	$10.10	$9.36	$8.27	$6.72	$9.068
Number of accumulation units outstanding at end of period	57,019	62,258	66,662	81,068	104,268	146,852	182,701	159,053	179,084	239,620
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.28	$9.32	$12.34	$12.09	$10.88	$10.06
Value at end of period	$12.49	$11.28	$9.32	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	413,205	486,863	562,571	613,001	800,174	991,075

ILIAC Variable Annuity – INGVA		CFI 15

Condensed Financial Information (continued)

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.70	$8.75	$15.45	$13.33	$12.11	$10.51	$9.23	$7.29	$8.163	$9.44
Value at end of period	$13.52	$11.70	$8.75	$15.45	$13.33	$12.11	$10.51	$9.23	$7.29	$8.163
Number of accumulation units outstanding at end of period	6,266	85,094	163,490	624,240	754,711	735,745	569,499	396,289	267,452	229,470
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.34	$8.06	$14.26	$14.25	$12.03	$11.53	$10.49	$8.17	$9.978	$10.654
Value at end of period	$11.73	$10.34	$8.06	$14.26	$14.25	$12.03	$11.53	$10.49	$8.17	$9.978
Number of accumulation units outstanding at end of period	4,910	37,060	71,254	427,008	632,445	553,103	620,024	556,680	416,662	402,042
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.80	$7.62	$12.51	$12.15	$10.75	$10.36	$10.08
Value at end of period	$10.71	$9.80	$7.62	$12.51	$12.15	$10.75	$10.36
Number of accumulation units outstanding at end of period	0	11,866	43,472	213,247	195,962	124,943	7,196
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.68	$7.81	$14.23	$12.92	$11.96	$10.49	$10.02
Value at end of period	$12.43	$10.68	$7.81	$14.23	$12.92	$11.96	$10.49
Number of accumulation units outstanding at end of period	1,541	18,711	49,002	260,804	311,107	171,539	37,155
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.79	$9.83	$17.34	$14.73	$12.63	$10.60	$9.91
Value at end of period	$14.50	$13.79	$9.83	$17.34	$14.73	$12.63	$10.60
Number of accumulation units outstanding at end of period	2,036	9,095	37,769	165,048	216,024	240,660	109,098
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.18	$6.90	$12.43	$10.83	$10.35
Value at end of period	$8.61	$8.18	$6.90	$12.43	$10.83
Number of accumulation units outstanding at end of period	518	2,116	6,056	118,605	123,279
ING BALANCED PORTFOLIO
Value at beginning of period	$9.69	$8.25	$11.64	$11.19	$10.32	$10.05	$9.32	$7.95	$8.998	$9.532
Value at end of period	$10.90	$9.69	$8.25	$11.64	$11.19	$10.32	$10.05	$9.32	$7.95	$8.998
Number of accumulation units outstanding at end of period	5,140	18,338	31,084	225,317	271,647	336,650	312,115	302,567	241,435	255,686
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.13	$6.10	$10.54	$10.08	$10.14
Value at end of period	$10.14	$8.13	$6.10	$10.54	$10.08
Number of accumulation units outstanding at end of period	1,513	1,114	1,660	18,828	65,239
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.56	$5.88	$9.77	$10.03
Value at end of period	$8.47	$7.56	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,925	4,211	7,628	123,016

ILIAC Variable Annuity – INGVA		CFI 16

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.55	$3.02	$5.09	$4.34	$4.11	$3.73	$3.83	$2.67	$4.622	$6.088
Value at end of period	$5.31	$4.55	$3.02	$5.09	$4.34	$4.11	$3.73	$3.83	$2.67	$4.622
Number of accumulation units outstanding at end of period	1,196	3,295	9,707	86,821	139,826	130,804	139,144	174,872	125,467	115,833
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.47	$7.20	$12.44	$13.62	$11.17
Value at end of period	$10.82	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	0	882	1,939	30,289	24,381
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.14	$6.62	$10.20	$10.05	$9.33
Value at end of period	$10.05	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	0	330	2,142	36,113	63,969
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.73	$6.73	$11.23	$10.95	$9.55
Value at end of period	$9.64	$8.73	$6.73	$11.23	$10.95
Number of accumulation units outstanding at end of period	1,085	3,469	16,438	33,561	22,078
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.22	$6.70	$11.15	$9.85	$10.28
Value at end of period	$11.68	$9.22	$6.70	$11.15	$9.85
Number of accumulation units outstanding at end of period	3,822	13,780	31,307	180,496	173,663
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.02	$7.70	$11.05	$10.92	$9.96
Value at end of period	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	0	862	18,899	80,165	47,432
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.09	$7.29	$11.88	$12.42
Value at end of period	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	484	898	7,351	37,460
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.27	$7.58	$13.03	$9.92	$10.08
Value at end of period	$12.31	$10.27	$7.58	$13.03	$9.92
Number of accumulation units outstanding at end of period	0	3,476	8,358	31,766	23,942
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.09	$5.52	$8.99	$8.49	$7.54	$7.08	$6.63	$5.33	$7.215	$8.973
Value at end of period	$7.97	$7.09	$5.52	$8.99	$8.49	$7.54	$7.08	$6.63	$5.33	$7.215
Number of accumulation units outstanding at end of period	2,877	385,110	510,836	165,825	213,943	204,504	224,659	206,944	217,039	229,035
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.32	$6.03	$9.74	$9.41	$8.34	$8.03	$7.37	$5.93	$7.662	$9.002
Value at end of period	$8.22	$7.32	$6.03	$9.74	$9.41	$8.34	$8.03	$7.37	$5.93	$7.662
Number of accumulation units outstanding at end of period	19,808	295,837	915,081	1,178,114	467,969	608,399	691,021	713,781	675,425	649,181
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.01	$12.74	$14.13	$13.52	$13.19	$12.97	$12.55	$11.98	$11.222	$10.472
Value at end of period	$15.17	$14.01	$12.74	$14.13	$13.52	$13.19	$12.97	$12.55	$11.98	$11.222
Number of accumulation units outstanding at end of period	37,970	260,532	368,611	377,925	468,016	418,861	380,271	457,789	473,230	358,474

ILIAC Variable Annuity – INGVA		CFI 17

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.96	$12.86
Value at end of period	$14.83	$13.96
Number of accumulation units outstanding at end of period	126	10,016
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.10	$8.84	$12.75	$13.14	$11.40	$10.28
Value at end of period	$13.90	$11.10	$8.84	$12.75	$13.14	$11.40
Number of accumulation units outstanding at end of period	372	1,862	5,309	37,326	51,886	96,925
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.13	$9.33	$13.04	$11.82	$11.32	$11.04
Value at end of period	$14.83	$13.13	$9.33	$13.04	$11.82	$11.32
Number of accumulation units outstanding at end of period	0	5,875	11,705	44,620	63,145	67,413
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$4.76	$3.65	$6.10	$6.29	$5.79	$5.27	$4.87	$3.58	$5.612	$7.612
Value at end of period	$5.84	$4.76	$3.65	$6.10	$6.29	$5.79	$5.27	$4.87	$3.58	$5.612
Number of accumulation units outstanding at end of period	1,760	6,003	15,532	110,711	127,055	134,193	162,986	137	108,235	140,983
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.10	$6.92	$11.07	$10.79	$10.19
Value at end of period	$9.35	$8.10	$6.92	$11.07	$10.79
Number of accumulation units outstanding at end of period	0	647	647	17,816	15,519
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.48	$6.67	$11.34	$10.08	$9.15
Value at end of period	$10.01	$8.48	$6.67	$11.34	$10.08
Number of accumulation units outstanding at end of period	0	2,531	4,736	12,898	4,274
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.16	$8.97	$18.03	$15.17	$12.41	$10.84
Value at end of period	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	1,160	9,594	10,114	59,514	84,240	73,230
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.57	$9.08	$11.84	$11.52	$10.42	$10.05
Value at end of period	$11.48	$10.57	$9.08	$11.84	$11.52	$10.42
Number of accumulation units outstanding at end of period	15,022	63,884	141,640	905,315	1,085,679	1,189,550
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.04	$7.94	$12.94	$10.47	$9.87	$9.09	$8.30	$6.16	$8.447	$10.001
Value at end of period	$14.14	$11.04	$7.94	$12.94	$10.47	$9.87	$9.09	$8.30	$6.16	$8.447
Number of accumulation units outstanding at end of period	166	8,308	25,073	83,052	128,371	160,699	154,308	126,702	78,501	13,287
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.21	$11.34	$11.20	$10.81	$10.46	$10.30	$10.35	$10.40	$10.389	$10.143
Value at end of period	$11.07	$11.21	$11.34	$11.20	$10.81	$10.46	$10.30	$10.35	$10.40	$10.389
Number of accumulation units outstanding at end of period	14,213	311,641	646,486	1,242,990	1,320,442	504,821	447,163	545,754	727,899	825,726
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.86	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	3,412	20,321	43,549	223,720	285,593	290,218

ILIAC Variable Annuity – INGVA		CFI 18

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.54	$9.63	$11.56	$10.79	$10.10	$10.01
Value at end of period	$13.17	$11.54	$9.63	$11.56	$10.79	$10.10
Number of accumulation units outstanding at end of period	10,473	48,283	154,605	469,179	533,738	422,800
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.41	$8.49	$13.15	$12.67	$10.98	$10.69
Value at end of period	$11.91	$10.41	$8.49	$13.15	$12.67	$10.98
Number of accumulation units outstanding at end of period	0	1,243	4,048	61,599	92,003	94,286
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.91	$7.24	$9.94
Value at end of period	$13.97	$11.91	$7.24
Number of accumulation units outstanding at end of period	3,542	24,273	39,465
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.91	$7.22	$10.96	$10.54	$10.08
Value at end of period	$10.35	$8.91	$7.22	$10.96	$10.54
Number of accumulation units outstanding at end of period	3,510	1,902	3,592	25,113	10,568
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$9.22
Value at end of period	$10.31	$9.37
Number of accumulation units outstanding at end of period	0	495
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.63	$9.49
Value at end of period	$10.53	$9.63
Number of accumulation units outstanding at end of period	0	17,284
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$9.75
Value at end of period	$10.64	$9.86
Number of accumulation units outstanding at end of period	0	68,534
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.73	$10.02
Value at end of period	$13.04	$11.73
Number of accumulation units outstanding at end of period	2,443	12,638
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.89	$10.97
Value at end of period	$14.25	$12.89
Number of accumulation units outstanding at end of period	331	15,094
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.52	$10.64
Value at end of period	$13.74	$12.52
Number of accumulation units outstanding at end of period	2,445	12,294

ILIAC Variable Annuity – INGVA		CFI 19

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.40	$5.75	$8.92	$8.24	$7.44	$6.94	$6.40	$4.69	$8.467	$10.136
Value at end of period	$9.63	$7.40	$5.75	$8.92	$8.24	$7.44	$6.94	$6.40	$4.69	$8.467
Number of accumulation units outstanding at end of period	1,736	10,713	19,559	70,637	97,738	100,290	90,621	101,400	49,257	18,432
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$12.19	$9.70	$14.27	$13.68	$11.88	$10.93	$9.70	$7.16	$9.463	$9.234
Value at end of period	$14.94	$12.19	$9.70	$14.27	$13.68	$11.88	$10.93	$9.70	$7.16	$9.463
Number of accumulation units outstanding at end of period	1,911	11,733	38,508	190,248	256,477	290,073	387,298	436,486	339,072	272,628
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.35	$7.86	$14.04	$12.56	$11.68	$10.04
Value at end of period	$14.37	$11.35	$7.86	$14.04	$12.56	$11.68
Number of accumulation units outstanding at end of period	754	8,213	19,245	143,271	229,757	300,795
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.75	$7.10	$11.21	$11.04	$9.83
Value at end of period	$9.91	$8.75	$7.10	$11.21	$11.04
Number of accumulation units outstanding at end of period	4,691	875	25,099	39,952	31,479
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.13	$6.24	$10.14
Value at end of period	$8.72	$8.13	$6.24
Number of accumulation units outstanding at end of period	249	32,283	49,751
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.69	$6.66	$11.21	$11.11	$9.31
Value at end of period	$9.23	$8.69	$6.66	$11.21	$11.11
Number of accumulation units outstanding at end of period	0	5,575	7,281	19,151	8,274
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$6.51	$4.56	$7.68	$7.27	$6.31	$6.31	$5.67	$4.49	$6.526	$8.801
Value at end of period	$7.14	$6.51	$4.56	$7.68	$7.27	$6.31	$6.31	$5.67	$4.49	$6.526
Number of accumulation units outstanding at end of period	3,709	12,847	20,222	150,721	213,820	208,656	239,847	245,421	288,030	339,484
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.56	$5.05	$8.51	$8.53	$7.56	$7.01	$6.20	$5.04	$6.803	$8.726
Value at end of period	$7.33	$6.56	$5.05	$8.51	$8.53	$7.56	$7.01	$6.20	$5.04	$6.803
Number of accumulation units outstanding at end of period	1,527	10,616	11,845	117,948	167,366	162,301	138,044	130,099	151,906	165,808
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.25	$9.31	$12.32	$12.07	$10.87	$10.06
Value at end of period	$12.45	$11.25	$9.31	$12.32	$12.07	$10.87
Number of accumulation units outstanding at end of period	7,655	22,794	63,450	496,834	656,380	472,599

ILIAC Variable Annuity – INGVA		CFI 20

Condensed Financial Information (continued)

TABLE V
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75%
(Selected data for accumulation units outstanding throughout each period)
	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.38	$8.53	$15.11	$13.08	$11.92	$10.37	$9.14	$7.24	$8.131	$9.432
Value at end of period	$13.10	$11.38	$8.53	$15.11	$13.08	$11.92	$10.37	$9.14	$7.24	$8.131
Number of accumulation units outstanding at end of period	20,859	68,556	148,805	474,083	651,276	683,521	660,042	470,820	281,389	255,868
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.05	$7.86	$13.94	$13.98	$11.84	$11.38	$10.39	$8.11	$9.939	$10.645
Value at end of period	$11.37	$10.05	$7.86	$13.94	$13.98	$11.84	$11.38	$10.39	$8.11	$9.939
Number of accumulation units outstanding at end of period	22,855	42,833	107,850	392,750	503,931	542,688	589,134	479,898	442,137	376,901
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$9.65	$7.52	$12.39	$12.07	$10.72	$10.36	$10.15
Value at end of period	$10.51	$9.65	$7.52	$12.39	$12.07	$10.72	$10.36
Number of accumulation units outstanding at end of period	6,944	12,264	21,825	175,539	255,885	173,412	11,564
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.51	$7.72	$14.09	$12.84	$11.92	$10.49	$10.11
Value at end of period	$12.20	$10.51	$7.72	$14.09	$12.84	$11.92	$10.49
Number of accumulation units outstanding at end of period	2,087	35,934	87,250	203,389	252,207	140,838	9,096
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.58	$9.71	$17.17	$14.64	$12.59	$10.59	$10.12
Value at end of period	$14.23	$13.58	$9.71	$17.17	$14.64	$12.59	$10.59
Number of accumulation units outstanding at end of period	1,376	29,850	59,882	188,754	274,663	192,893	7,742
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.09	$6.85	$12.36	$10.80	$10.38
Value at end of period	$8.49	$8.09	$6.85	$12.36	$10.80
Number of accumulation units outstanding at end of period	672	3,246	11,863	26,638	19,853
ING BALANCED PORTFOLIO
Value at beginning of period	$9.42	$8.04	$11.38	$10.98	$10.16	$9.92	$9.22	$7.90	$8.963	$9.524
Value at end of period	$10.56	$9.42	$8.04	$11.38	$10.98	$10.16	$9.92	$9.22	$7.90	$8.963
Number of accumulation units outstanding at end of period	3,267	7,554	15,712	112,381	165,562	185,604	200,405	141,763	128,993	156,083
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.04	$6.05	$10.49	$10.06	$9.82
Value at end of period	$9.99	$8.04	$6.05	$10.49	$10.06
Number of accumulation units outstanding at end of period	456	1,788	3,946	13,216	9,302
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.50	$5.85	$9.75	$10.03
Value at end of period	$8.37	$7.50	$5.85	$9.75
Number of accumulation units outstanding at end of period	1,320	14,879	17,097	86,387
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.42	$2.95	$4.98	$4.26	$4.04	$3.68	$3.80	$2.66	$4.604	$6.083
Value at end of period	$5.15	$4.42	$2.95	$4.98	$4.26	$4.04	$3.68	$3.80	$2.66	$4.604
Number of accumulation units outstanding at end of period	744	4,207	8,378	35,524	42,524	58,311	80,521	93,594	90,585	130,825

ILIAC Variable Annuity – INGVA		CFI 21

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.36	$7.14	$12.38	$13.59	$11.09
Value at end of period	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	0	4,859	12,029	19,863	11,026
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.05	$6.57	$10.15	$10.03	$10.22
Value at end of period	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	0	1,657	7,413	12,134	4,824
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.63	$6.67	$11.18	$10.92	$9.65
Value at end of period	$9.50	$8.63	$6.67	$11.18	$10.92
Number of accumulation units outstanding at end of period	0	12,183	18,646	26,450	16,559
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.11	$6.65	$11.09	$9.83	$10.28
Value at end of period	$11.52	$9.11	$6.65	$11.09	$9.83
Number of accumulation units outstanding at end of period	1,694	9,696	26,201	102,704	140,674
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.91	$7.64	$10.99	$10.90	$10.02
Value at end of period	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	1,115	17,535	39,316	166,059	154,524
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.01	$7.25	$11.86	$12.56
Value at end of period	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	3,376	10,431	16,984	47,670
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15	$7.52	$12.97	$9.90	$10.34
Value at end of period	$12.14	$10.15	$7.52	$12.97	$9.90
Number of accumulation units outstanding at end of period	775	4,072	13,576	44,245	16,613
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.89	$5.38	$8.79	$8.33	$7.42	$6.99	$6.56	$5.30	$7.187	$8.965
Value at end of period	$7.73	$6.89	$5.38	$8.79	$8.33	$7.42	$6.99	$6.56	$5.30	$7.187
Number of accumulation units outstanding at end of period	13,060	274,979	472,254	43,981	114,566	130,040	152,210	158,741	141,086	140,249
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.12	$5.88	$9.53	$9.24	$8.20	$7.92	$7.29	$5.88	$7.633	$8.995
Value at end of period	$7.97	$7.12	$5.88	$9.53	$9.24	$8.20	$7.92	$7.29	$5.88	$7.633
Number of accumulation units outstanding at end of period	14,181	223,225	889,355	957,473	192,726	278,872	473,790	512,899	539,612	651,208
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.62	$12.43	$13.82	$13.27	$12.98	$12.80	$12.43	$11.90	$11.178	$10.463
Value at end of period	$14.70	$13.62	$12.43	$13.82	$13.27	$12.98	$12.80	$12.43	$11.90	$11.178
Number of accumulation units outstanding at end of period	55,772	425,599	439,899	197,925	246,478	242,869	235,215	258,564	257,779	174,378
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.93	$12.85
Value at end of period	$14.76	$13.93
Number of accumulation units outstanding at end of period	974	3,353

ILIAC Variable Annuity – INGVA		CFI 22

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.94	$8.74	$12.64	$13.07	$11.38	$10.28
Value at end of period	$13.66	$10.94	$8.74	$12.64	$13.07	$11.38
Number of accumulation units outstanding at end of period	1,278	3,009	13,579	39,135	73,343	56,721
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.94	$9.23	$12.93	$11.76	$11.30	$11.03
Value at end of period	$14.57	$12.94	$9.23	$12.93	$11.76	$11.30
Number of accumulation units outstanding at end of period	38	1,462	4,286	30,401	66,111	79,176
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$4.63	$3.56	$5.96	$6.17	$5.69	$5.20	$4.82	$3.55	$5.59	$7.608
Value at end of period	$5.66	$4.63	$3.56	$5.96	$6.17	$5.69	$5.20	$4.82	$3.55	$5.59
Number of accumulation units outstanding at end of period	0	1,450	5,759	46,627	78,244	101,221	137,503	157,743	162,543	184,512
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.01	$6.86	$11.02	$10.77	$9.98
Value at end of period	$9.22	$8.01	$6.86	$11.02	$10.77
Number of accumulation units outstanding at end of period	0	0	664	5,445	4,580
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.38	$6.61	$11.28	$10.06	$9.05
Value at end of period	$9.87	$8.38	$6.61	$11.28	$10.06
Number of accumulation units outstanding at end of period	0	2,268	6,151	10,432	2,174
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.99	$8.87	$17.88	$15.09	$12.39	$9.93
Value at end of period	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	0	4,415	11,044	49,174	66,929	58,827
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.42	$8.98	$11.74	$11.46	$10.40	$10.05
Value at end of period	$11.28	$10.42	$8.98	$11.74	$11.46	$10.40
Number of accumulation units outstanding at end of period	11,864	19,766	89,964	493,984	704,487	779,688
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.75	$7.76	$12.68	$10.29	$9.73	$8.99	$8.23	$6.13	$8.429	$9.63
Value at end of period	$13.73	$10.75	$7.76	$12.68	$10.29	$9.73	$8.99	$8.23	$6.13	$8.429
Number of accumulation units outstanding at end of period	0	8,077	21,353	102,399	130,416	155,714	191,912	114,055	47,024	14,483
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.89	$11.05	$10.96	$10.61	$10.29	$10.17	$10.24	$10.33	$10.348	$10.135
Value at end of period	$10.73	$10.89	$11.05	$10.96	$10.61	$10.29	$10.17	$10.24	$10.33	$10.348
Number of accumulation units outstanding at end of period	52,039	287,994	927,619	1,342,498	1,528,302	778,026	426,126	559,971	832,127	716,591
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.69	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	2,124	15,168	57,847	192,415	283,041	258,587
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.37	$9.52	$11.47	$10.73	$10.07	$10.00
Value at end of period	$12.95	$11.37	$9.52	$11.47	$10.73	$10.07
Number of accumulation units outstanding at end of period	11,423	41,876	86,527	250,873	311,105	264,686

ILIAC Variable Annuity – INGVA		CFI 23

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.26	$8.39	$13.04	$12.60	$10.96	$10.64
Value at end of period	$11.71	$10.26	$8.39	$13.04	$12.60	$10.96
Number of accumulation units outstanding at end of period	2,104	6,900	36,418	76,158	156,320	161,817
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$7.23	$9.93
Value at end of period	$13.87	$11.86	$7.23
Number of accumulation units outstanding at end of period	7,597	12,784	32,835
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.81	$7.16	$10.90	$10.52	$9.74
Value at end of period	$10.21	$8.81	$7.16	$10.90	$10.52
Number of accumulation units outstanding at end of period	1,241	1,241	2,615	11,586	1,250
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$9.21
Value at end of period	$10.27	$9.37
Number of accumulation units outstanding at end of period	0	22,203
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.62	$9.49
Value at end of period	$10.50	$9.62
Number of accumulation units outstanding at end of period	0	3,111
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.85	$9.75
Value at end of period	$10.60	$9.85
Number of accumulation units outstanding at end of period	0	28,339
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.72	$10.02
Value at end of period	$12.99	$11.72
Number of accumulation units outstanding at end of period	5,534	11,983
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.86	$10.96
Value at end of period	$14.17	$12.86
Number of accumulation units outstanding at end of period	2,237	5,087
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.49	$10.63
Value at end of period	$13.67	$12.49
Number of accumulation units outstanding at end of period	15,107	19,974
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.21	$5.61	$8.74	$8.10	$7.34	$6.86	$6.35	$4.67	$8.45	$9.638
Value at end of period	$9.35	$7.21	$5.61	$8.74	$8.10	$7.34	$6.86	$6.35	$4.67	$8.45
Number of accumulation units outstanding at end of period	0	8,522	22,060	61,561	83,167	105,236	79,772	82,631	39,805	4,949

ILIAC Variable Annuity – INGVA		CFI 24

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$11.85	$9.46	$13.96	$13.42	$11.69	$10.79	$9.60	$7.11	$9.426	$9.226
Value at end of period	$14.48	$11.85	$9.46	$13.96	$13.42	$11.69	$10.79	$9.60	$7.11	$9.426
Number of accumulation units outstanding at end of period	2,751	11,721	31,449	155,518	201,181	237,993	236,666	237,295	170,804	175,854
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.19	$7.78	$13.92	$12.50	$11.66	$10.03
Value at end of period	$14.13	$11.19	$7.78	$13.92	$12.50	$11.66
Number of accumulation units outstanding at end of period	1,279	7,900	18,725	91,904	123,532	140,392
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.65	$7.05	$11.15	$11.02	$9.82
Value at end of period	$9.77	$8.65	$7.05	$11.15	$11.02
Number of accumulation units outstanding at end of period	873	3,892	7,476	22,902	26,114
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.09	$6.23	$10.14
Value at end of period	$8.65	$8.09	$6.23
Number of accumulation units outstanding at end of period	4,808	17,757	30,347
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.59	$6.61	$11.15	$11.09	$10.27
Value at end of period	$9.10	$8.59	$6.61	$11.15	$11.09
Number of accumulation units outstanding at end of period	0	9,818	14,307	23,922	6,443
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$6.32	$4.45	$7.51	$7.13	$6.21	$6.22	$5.61	$4.46	$6.50	$8.794
Value at end of period	$6.92	$6.32	$4.45	$7.51	$7.13	$6.21	$6.22	$5.61	$4.46	$6.50
Number of accumulation units outstanding at end of period	3,582	9,259	18,957	103,368	87,016	135,010	155,776	166,817	196,376	287,459
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.37	$4.92	$8.32	$8.37	$7.44	$6.92	$6.14	$5.00	$6.777	$8.719
Value at end of period	$7.10	$6.37	$4.92	$8.32	$8.37	$7.44	$6.92	$6.14	$5.00	$6.777
Number of accumulation units outstanding at end of period	63	2,532	3,150	41,628	66,946	76,813	120,594	120,065	121,588	131,798
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$9.20	$12.22	$12.01	$10.85	$10.06
Value at end of period	$12.24	$11.09	$9.20	$12.22	$12.01	$10.85
Number of accumulation units outstanding at end of period	7,548	22,225	67,483	264,987	352,342	288,983

ILIAC Variable Annuity – INGVA		CFI 25

Condensed Financial Information (continued)

TABLE VI
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90%
(Selected data for accumulation units outstanding throughout each period)
	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$11.22	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115	$9.428
Value at end of period	$12.90	$11.22	$8.43	$14.94	$12.95	$11.82	$10.30	$9.10	$7.22	$8.115
Number of accumulation units outstanding at end of period	410	7,162	26,249	193,614	217,382	231,760	141,674	99,481	79,561	68,936
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92	$10.64
Value at end of period	$11.19	$9.91	$7.76	$13.79	$13.85	$11.74	$11.31	$10.33	$8.08	$9.92
Number of accumulation units outstanding at end of period	0	8,289	23,444	100,337	131,926	133,994	145,501	92,558	51,427	61,951
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$9.58	$7.48	$12.33	$12.03	$10.70	$10.36	$10.18
Value at end of period	$10.41	$9.58	$7.48	$12.33	$12.03	$10.70	$10.36
Number of accumulation units outstanding at end of period	0	6,580	17,711	96,829	101,813	46,654	3,297
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.43	$7.67	$14.03	$12.80	$11.89	$10.49	$10.08
Value at end of period	$12.08	$10.43	$7.67	$14.03	$12.80	$11.89	$10.49
Number of accumulation units outstanding at end of period	0	2,436	18,184	97,610	99,588	34,597	496
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59	$10.41
Value at end of period	$14.10	$13.47	$9.65	$17.09	$14.59	$12.57	$10.59
Number of accumulation units outstanding at end of period	0	1,780	14,523	87,482	97,070	49,272	2,432
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.04	$6.82	$12.33	$10.79	$9.53
Value at end of period	$8.43	$8.04	$6.82	$12.33	$10.79
Number of accumulation units outstanding at end of period	0	673	2,737	11,203	64,719
ING BALANCED PORTFOLIO
Value at beginning of period	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945	$9.52
Value at end of period	$10.40	$9.29	$7.94	$11.26	$10.87	$10.08	$9.85	$9.18	$7.87	$8.945
Number of accumulation units outstanding at end of period	957	3,271	4,275	37,216	46,677	66,062	71,463	80,704	77,192	74,575
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.00	$6.03	$10.46	$10.05	$9.61
Value at end of period	$9.92	$8.00	$6.03	$10.46	$10.05
Number of accumulation units outstanding at end of period	0	739	2,124	6,323	2,978
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.47	$5.83	$9.74	$10.03
Value at end of period	$8.33	$7.47	$5.83	$9.74
Number of accumulation units outstanding at end of period	320	4,957	7,515	30,387
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.36	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595	$6.08
Value at end of period	$5.07	$4.36	$2.91	$4.93	$4.22	$4.01	$3.66	$3.78	$2.65	$4.595
Number of accumulation units outstanding at end of period	0	754	3,287	12,695	19,589	26,588	29,626	22,775	22,240	31,073

ILIAC Variable Annuity – INGVA		CFI 26

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.31	$7.11	$12.35	$13.58	$10.32
Value at end of period	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	389	6,731	12,363	11,301
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.58	$6.65	$11.15	$10.91	$9.50
Value at end of period	$9.43	$8.58	$6.65	$11.15	$10.91
Number of accumulation units outstanding at end of period	0	0	1,241	11,658	9,975
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.06	$6.62	$11.06	$9.82	$10.28
Value at end of period	$11.44	$9.06	$6.62	$11.06	$9.82
Number of accumulation units outstanding at end of period	195	8,715	13,867	35,481	95,741
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.85	$7.61	$10.96	$10.89	$9.94
Value at end of period	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	0	1,275	1,462	20,157	16,201
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.97	$7.23	$11.85	$12.68
Value at end of period	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	1,421	2,896	11,357
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.10	$7.49	$12.93	$9.89	$9.39
Value at end of period	$12.05	$10.10	$7.49	$12.93	$9.89
Number of accumulation units outstanding at end of period	0	291	1,317	22,187	6,436
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173	$8.962
Value at end of period	$7.61	$6.79	$5.32	$8.69	$8.25	$7.36	$6.94	$6.53	$5.28	$7.173
Number of accumulation units outstanding at end of period	1,873	28,833	43,500	38,070	55,589	64,417	86,309	80,267	77,343	70,511
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618	$8.991
Value at end of period	$7.84	$7.02	$5.80	$9.42	$9.15	$8.14	$7.87	$7.26	$5.86	$7.618
Number of accumulation units outstanding at end of period	981	19,840	198,590	372,830	107,306	150,783	174,585	202,025	220,225	197,497
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157	$10.459
Value at end of period	$14.47	$13.43	$12.27	$13.67	$13.14	$12.87	$12.72	$12.36	$11.86	$11.157
Number of accumulation units outstanding at end of period	0	18,196	65,938	69,840	63,076	75,004	65,243	66,982	72,408	134,013
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.91	$11.48
Value at end of period	$14.72	$13.91
Number of accumulation units outstanding at end of period	0	1,384
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86	$8.69	$12.59	$13.04	$11.36	$10.73
Value at end of period	$13.54	$10.86	$8.69	$12.59	$13.04	$11.36
Number of accumulation units outstanding at end of period	0	108	2,397	10,340	15,431	12,055

ILIAC Variable Annuity – INGVA		CFI 27

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.85	$9.18	$12.88	$11.73	$11.29	$11.02
Value at end of period	$14.45	$12.85	$9.18	$12.88	$11.73	$11.29
Number of accumulation units outstanding at end of period	0	7,048	12,253	27,644	48,619	72,586
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$4.57	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579	$7.605
Value at end of period	$5.57	$4.57	$3.52	$5.90	$6.11	$5.65	$5.17	$4.80	$3.54	$5.579
Number of accumulation units outstanding at end of period	313	4,654	4,820	33,472	43,973	78,560	96,803	97,562	58,907	74,707
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$7.97	$6.84	$10.99	$10.75	$9.40
Value at end of period	$9.15	$7.97	$6.84	$10.99	$10.75
Number of accumulation units outstanding at end of period	0	0	0	0	497
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.34	$6.59	$11.25	$10.05	$9.26
Value at end of period	$9.80	$8.34	$6.59	$11.25	$10.05
Number of accumulation units outstanding at end of period	0	0	0	2,806	2,804
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.91	$8.82	$17.81	$15.06	$12.37	$10.06
Value at end of period	$13.29	$11.91	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	0	5,283	19,967	19,716	11,954
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.35	$8.93	$11.69	$11.43	$10.39	$10.06
Value at end of period	$11.18	$10.35	$8.93	$11.69	$11.43	$10.39
Number of accumulation units outstanding at end of period	147	12,437	28,207	119,216	176,475	205,538
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42	$9.481
Value at end of period	$13.52	$10.61	$7.67	$12.55	$10.20	$9.66	$8.94	$8.20	$6.11	$8.42
Number of accumulation units outstanding at end of period	0	1,712	2,772	19,247	32,261	40,741	42,360	13,425	7,015	288
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328	$10.13
Value at end of period	$10.56	$10.74	$10.91	$10.84	$10.51	$10.21	$10.10	$10.19	$10.30	$10.328
Number of accumulation units outstanding at end of period	603	2,779	44,564	441,840	806,410	579,969	234,870	226,002	207,160	290,006
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	353	5,690	7,176	65,838	97,726	141,518
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.29	$9.47	$11.42	$10.70	$10.06	$10.00
Value at end of period	$12.83	$11.29	$9.47	$11.42	$10.70	$10.06
Number of accumulation units outstanding at end of period	0	4,005	15,899	140,662	128,634	98,237
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19	$8.34	$12.99	$12.57	$10.95	$10.53
Value at end of period	$11.61	$10.19	$8.34	$12.99	$12.57	$10.95
Number of accumulation units outstanding at end of period	0	3,593	8,422	23,331	44,031	48,242

ILIAC Variable Annuity – INGVA		CFI 28

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.84	$7.22	$9.93
Value at end of period	$13.82	$11.84	$7.22
Number of accumulation units outstanding at end of period	314	3,925	13,504
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.36	$9.21
Value at end of period	$10.25	$9.36
Number of accumulation units outstanding at end of period	0	1,636
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.85	$9.75
Value at end of period	$10.58	$9.85
Number of accumulation units outstanding at end of period	0	3,822
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.71	$10.02
Value at end of period	$12.96	$11.71
Number of accumulation units outstanding at end of period	206	4,836
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.84	$10.95
Value at end of period	$14.14	$12.84
Number of accumulation units outstanding at end of period	3,535	6,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.47	$10.63
Value at end of period	$13.63	$12.47
Number of accumulation units outstanding at end of period	0	787
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441	$10.175
Value at end of period	$9.22	$7.11	$5.55	$8.65	$8.03	$7.28	$6.82	$6.32	$4.66	$8.441
Number of accumulation units outstanding at end of period	0	0	4,971	35,408	41,407	53,187	38,830	13,008	11,288	2,354
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408	$9.223
Value at end of period	$14.26	$11.69	$9.34	$13.81	$13.29	$11.60	$10.72	$9.56	$7.09	$9.408
Number of accumulation units outstanding at end of period	78	3,614	12,111	51,932	64,131	59,629	60,875	42,546	36,062	31,930
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.11	$7.73	$13.87	$12.47	$11.65	$10.03
Value at end of period	$14.00	$11.11	$7.73	$13.87	$12.47	$11.65
Number of accumulation units outstanding at end of period	164	3,013	10,717	85,018	111,843	108,135
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.60	$7.02	$11.13	$11.01	$9.74
Value at end of period	$9.70	$8.60	$7.02	$11.13	$11.01
Number of accumulation units outstanding at end of period	0	510	510	4,245	3,937

ILIAC Variable Annuity – INGVA		CFI 29

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.07	$6.22	$10.14
Value at end of period	$8.61	$8.07	$6.22
Number of accumulation units outstanding at end of period	109	9,433	18,852
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.54	$6.58	$11.13	$11.08	$9.24
Value at end of period	$9.03	$8.54	$6.58	$11.13	$11.08
Number of accumulation units outstanding at end of period	0	3,230	3,868	11,799	9,716
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$6.24	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488	$8.79
Value at end of period	$6.81	$6.24	$4.39	$7.43	$7.06	$6.16	$6.18	$5.58	$4.44	$6.488
Number of accumulation units outstanding at end of period	0	106	6,021	14,254	63,636	82,579	97,534	108,388	114,025	126,421
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$6.28	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763	$8.715
Value at end of period	$6.99	$6.28	$4.86	$8.23	$8.29	$7.38	$6.88	$6.11	$4.98	$6.763
Number of accumulation units outstanding at end of period	0	6,205	16,056	27,677	35,717	36,902	37,968	35,349	38,140	51,496
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.01	$9.15	$12.17	$11.98	$10.84	$10.06
Value at end of period	$12.13	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	0	2,422	6,525	92,011	124,372	113,062

ILIAC Variable Annuity – INGVA		CFI 30

iliacvarannacctbyearend2010.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2010

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funs Insurance Series:
  American Funds Insurance Series® International Fund - Class 2
Calvert Variable Series, Inc.:
  Calvert VP SRI Balanced Portfolio
Federated Insurance Series:
  Federated Capital Appreciation Fund II - Primary Shares
  Federated Capital Income Fund II
  Federated Clover Value Fund II - Primary Shares
  Federated Equity Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond Fund II - Primary Shares
  Federated International Equity Fund II
  Federated Kaufmann Fund II - Primary Shares
  Federated Mid Cap Growth Strategies Fund II
  Federated Prime Money Fund II
  Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® VIP Growth Portfolio - Initial Class
  Fidelity® VIP High Income Portfolio - Initial Class
  Fidelity® VIP Overseas Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Artio Foreign Portfolio - Service Class
  ING BlackRock Inflation Protected Bond Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Service Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class

ING Investors Trust (continued):
  ING Franklin Income Portfolio - Service Class
  ING Franklin Mutual Shares Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Janus Contrarian Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Service Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Service Class
  ING Marsico Growth Portfolio - Service Class
  ING Marsico International Opportunities Portfolio - Service Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO High Yield Portfolio - Service Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Retirement Growth Portfolio - Adviser Class
  ING Retirement Moderate Growth Portfolio - Adviser Class
  ING Retirement Moderate Portfolio - Adviser Class
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Templeton Global Growth Portfolio - Service Class
  ING U.S. Stock Index Portfolio - Service Class
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Wells Fargo HealthCare Portfolio - Service Class
  ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
  ING Money Market Portfolio - Class S

ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Asset Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Columbia Small Cap Value Portfolio - Service Class
  ING Davis New York Venture Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Thornburg Value Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
  ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
  ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 5
  ING GET U.S. Core Portfolio - Series 6
  ING GET U.S. Core Portfolio - Series 7
  ING GET U.S. Core Portfolio - Series 8
  ING GET U.S. Core Portfolio - Series 9
  ING GET U.S. Core Portfolio - Series 10
  ING GET U.S. Core Portfolio - Series 11
  ING GET U.S. Core Portfolio - Series 12
  ING GET U.S. Core Portfolio - Series 13
  ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Euro STOXX 50 Index Portfolio - Institutional Class

ING Variable Portfolios, Inc. (continued):
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S
  ING Opportunistic Large Cap Portfolio - Class I
  ING Russell™ Large Cap Growth Index Portfolio - Class I
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class S
  ING Russell™ Mid Cap Growth Index Portfolio - Class S
  ING Russell™ Mid Cap Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class S
  ING SmallCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class S
Invesco Variable Insurance Funds:
   Invesco V.I. Capital Appreciation Fund - Series I Shares
  Invesco V.I. Core Equity Fund - Series I Shares
Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Enterprise Portfolio - Institutional Shares
  Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
  Janus Aspen Series Janus Portfolio - Institutional Shares
  Janus Aspen Series Worldwide Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities/VA
  Oppenheimer Main Street Fund®/VA
  Oppenheimer Main Street Small Cap Fund®/VA
  Oppenheimer Small- & Mid-Cap Growth Fund/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
  Pioneer Variable Contracts Trust:
  Pioneer Emerging Markets VCT Portfolio - Class I
  Pioneer High Yield VCT Portfolio - Class I
Premier VIT:
  Premier VIT OpCap Mid Cap Portfolio - Class I
Wanger Advisors Trust:
  Wanger International
  Wanger Select
  Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING Life Insurance and Annuity Company at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia
April 7, 2011

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	American
	Funds		Federated
	Insurance		Capital		Federated Fund
	Series®	Calvert VP	Appreciation	Federated	for U.S.
	International	SRI Balanced	Fund II -	Capital Income	Government
	Fund - Class 2	Portfolio	Primary Shares	Fund II	Securities II
Assets
Investments in mutual funds
at fair value	$4	$962	$6,511	$3,562	$1,260
Total assets	4	962	6,511	3,562	1,260
Net assets	$4	$962	$6,511	$3,562	$1,260

Net assets
Accumulation units	$4	$962	$6,442	$3,530	$1,260
Contracts in payout (annuitization)
period	-	-	69	32	-
Total net assets	$4	$962	$6,511	$3,562	$1,260

Total number of mutual fund shares	225	567,477	1,017,401	389,328	109,596

Cost of mutual fund shares	$4	$935	$5,984	$3,326	$1,224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities December 31, 2010
(Dollars in thousands)

	Federated High	Federated		Fidelity® VIP	Fidelity® VIP
	Income Bond	Kaufmann	Federated	Equity-Income	Growth
	Fund II -	Fund II -	Prime Money	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Fund II	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$4,115	$2,136	$1,959	$63,098	$9,794
Total assets	4,115	2,136	1,959	63,098	9,794
Net assets	$4,115	$2,136	$1,959	$63,098	$9,794

Net assets
Accumulation units	$4,075	$2,136	$1,947	$63,098	$9,794
Contracts in payout (annuitization)
period	40	-	12	-	-
Total net assets	$4,115	$2,136	$1,959	$63,098	$9,794

Total number of mutual fund shares	585,398	142,795	1,958,968	3,317,473	264,048

Cost of mutual fund shares	$3,934	$1,866	$1,959	$78,002	$9,237

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	High Income	Overseas	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$187	$4,929	$127,170	$22,102	$868
Total assets	187	4,929	127,170	22,102	868
Net assets	$187	$4,929	$127,170	$22,102	$868

Net assets
Accumulation units	$-	$4,929	$127,170	$22,102	$868
Contracts in payout (annuitization)
period	187	-	-	-	-
Total net assets	$187	$4,929	$127,170	$22,102	$868

Total number of mutual fund shares	33,645	293,931	5,325,386	166,945	67,637

Cost of mutual fund shares	$157	$5,192	$147,137	$20,560	$857

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Franklin Small		ING		ING American
	Cap Value	ING Balanced	Intermediate	ING American	Funds Growth-
	Securities	Portfolio -	Bond Portfolio -	Funds Growth	Income
	Fund - Class 2	Class I	Class I	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$3,417	$81,044	$101,061	$12,525	$10,115
Total assets	3,417	81,044	101,061	12,525	10,115
Net assets	$3,417	$81,044	$101,061	$12,525	$10,115

Net assets
Accumulation units	$3,417	$57,212	$91,846	$10,247	$8,270
Contracts in payout (annuitization)
period	-	23,832	9,215	2,278	1,845
Total net assets	$3,417	$81,044	$101,061	$12,525	$10,115

Total number of mutual fund shares	210,285	7,004,628	8,372,923	247,586	300,958

Cost of mutual fund shares	$2,822	$88,281	$102,007	$12,874	$11,129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING BlackRock	ING BlackRock	ING Clarion
			Inflation	Large Cap	Global Real
	ING American	ING Artio	Protected Bond	Growth	Estate
	Funds	Foreign	Portfolio -	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional	Institutional
	Portfolio	Service Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$13,439	$4,771	$297	$24,230	$1,619
Total assets	13,439	4,771	297	24,230	1,619
Net assets	$13,439	$4,771	$297	$24,230	$1,619

Net assets
Accumulation units	$11,401	$4,771	$297	$22,309	$1,619
Contracts in payout (annuitization)
period	2,038	-	-	1,921	-
Total net assets	$13,439	$4,771	$297	$24,230	$1,619

Total number of mutual fund shares	802,827	413,050	28,582	2,472,495	166,047

Cost of mutual fund shares	$13,901	$4,399	$299	$28,465	$1,427

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Global Real	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin
	Estate	Real Estate	Cap Portfolio -	Diversified Mid	Income
	Portfolio -	Portfolio -	Institutional	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,145	$2,302	$18,278	$2,007	$4,307
Total assets	1,145	2,302	18,278	2,007	4,307
Net assets	$1,145	$2,302	$18,278	$2,007	$4,307

Net assets
Accumulation units	$1,145	$2,302	$16,128	$2,007	$4,307
Contracts in payout (annuitization)
period	-	-	2,150	-	-
Total net assets	$1,145	$2,302	$18,278	$2,007	$4,307

Total number of mutual fund shares	118,066	105,036	1,199,370	132,150	429,432

Cost of mutual fund shares	$1,205	$1,871	$15,852	$1,620	$4,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING JPMorgan
				Emerging	ING JPMorgan
	ING Franklin	ING Global	ING Janus	Markets Equity	Emerging
	Mutual Shares	Resources	Contrarian	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,831	$8,254	$1,340	$8,255	$11,521
Total assets	1,831	8,254	1,340	8,255	11,521
Net assets	$1,831	$8,254	$1,340	$8,255	$11,521

Net assets
Accumulation units	$1,831	$8,254	$1,340	$8,255	$11,521
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$1,831	$8,254	$1,340	$8,255	$11,521

Total number of mutual fund shares	227,738	383,911	111,035	360,167	504,183

Cost of mutual fund shares	$1,741	$7,311	$1,196	$6,736	$9,639

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Equity	Small Cap Core	Growth	and Income	Abbett Growth
	Portfolio -	Equity	Portfolio -	Portfolio -	and Income
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,093	$324	$8,989	$2,705	$432
Total assets	2,093	324	8,989	2,705	432
Net assets	$2,093	$324	$8,989	$2,705	$432

Net assets
Accumulation units	$2,093	$324	$7,964	$2,705	$432
Contracts in payout (annuitization)
period	-	-	1,025	-	-
Total net assets	$2,093	$324	$8,989	$2,705	$432

Total number of mutual fund shares	158,223	24,643	677,414	301,233	47,853

Cost of mutual fund shares	$2,022	$299	$7,231	$2,796	$335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Marsico	ING MFS Total
	ING Marsico	International	Return	ING MFS	ING MFS
	Growth	Opportunities	Portfolio -	Total Return	Utilities
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,523	$4,700	$40,810	$1,091	$2,489
Total assets	1,523	4,700	40,810	1,091	2,489
Net assets	$1,523	$4,700	$40,810	$1,091	$2,489

Net assets
Accumulation units	$1,523	$4,700	$40,810	$1,091	$2,489
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$1,523	$4,700	$40,810	$1,091	$2,489

Total number of mutual fund shares	88,954	403,079	2,724,308	72,858	187,106

Cost of mutual fund shares	$1,203	$5,408	$44,770	$974	$2,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Pioneer		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	High Yield	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$4,727	$3,430	$10,904	$2,795	$831
Total assets	4,727	3,430	10,904	2,795	831
Net assets	$4,727	$3,430	$10,904	$2,795	$831

Net assets
Accumulation units	$4,727	$3,430	$7,937	$2,795	$831
Contracts in payout (annuitization)
period	-	-	2,967	-	-
Total net assets	$4,727	$3,430	$10,904	$2,795	$831

Total number of mutual fund shares	462,481	425,558	977,105	254,581	75,724

Cost of mutual fund shares	$4,329	$3,448	$10,810	$2,703	$690

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING Retirement	ING	ING T. Rowe	ING T. Rowe
	Retirement	Moderate	Retirement	Price Capital	Price Equity
	Growth	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$5,538	$6,453	$7,174	$11,444	$5,791
Total assets	5,538	6,453	7,174	11,444	5,791
Net assets	$5,538	$6,453	$7,174	$11,444	$5,791

Net assets
Accumulation units	$5,538	$6,453	$7,174	$11,444	$5,791
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$5,538	$6,453	$7,174	$11,444	$5,791

Total number of mutual fund shares	529,995	604,782	666,117	504,805	491,569

Cost of mutual fund shares	$4,907	$5,754	$6,528	$10,250	$4,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Van
			Kampen	ING Wells
	ING Templeton	ING U.S. Stock	Growth and	Fargo	ING Money
	Global Growth	Index	Income	HealthCare	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class I
Assets
Investments in mutual funds
at fair value	$327	$60	$857	$214	$97,671
Total assets	327	60	857	214	97,671
Net assets	$327	$60	$857	$214	$97,671

Net assets
Accumulation units	$327	$60	$857	$214	$92,757
Contracts in payout (annuitization)
period	-	-	-	-	4,914
Total net assets	$327	$60	$857	$214	$97,671

Total number of mutual fund shares	28,988	5,522	39,502	19,397	97,671,427

Cost of mutual fund shares	$323	$54	$827	$184	$97,671

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
	ING Money	Century Small-	Small Cap	Small Cap	ING Davis New
	Market	Mid Cap Value	Growth	Value	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$313	$2,244	$3,700	$719	$2,620
Total assets	313	2,244	3,700	719	2,620
Net assets	$313	$2,244	$3,700	$719	$2,620

Net assets
Accumulation units	$313	$2,244	$3,700	$719	$2,620
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$313	$2,244	$3,700	$719	$2,620

Total number of mutual fund shares	313,015	189,817	195,236	69,155	147,442

Cost of mutual fund shares	$313	$1,773	$3,262	$650	$2,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Legg		ING	ING
		Mason		Oppenheimer	Oppenheimer
	ING	ClearBridge	ING	Global	Global
	JPMorgan Mid	Aggressive	Oppenheimer	Strategic	Strategic
	Cap Value	Growth	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,745	$20,533	$92,120	$44,608	$115
Total assets	1,745	20,533	92,120	44,608	115
Net assets	$1,745	$20,533	$92,120	$44,608	$115

Net assets
Accumulation units	$1,745	$19,664	$88,986	$41,489	$-
Contracts in payout (annuitization)
period	-	869	3,134	3,119	115
Total net assets	$1,745	$20,533	$92,120	$44,608	$115

Total number of mutual fund shares	125,724	424,505	6,636,893	3,789,982	9,751

Cost of mutual fund shares	$1,651	$15,485	$86,201	$40,816	$86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$15,202	$19,661	$3,709	$2,404	$3,271
Total assets	15,202	19,661	3,709	2,404	3,271
Net assets	$15,202	$19,661	$3,709	$2,404	$3,271

Net assets
Accumulation units	$15,202	$17,508	$3,709	$2,404	$3,271
Contracts in payout (annuitization)
period	-	2,153	-	-	-
Total net assets	$15,202	$19,661	$3,709	$2,404	$3,271

Total number of mutual fund shares	1,262,614	1,749,167	335,626	216,345	288,991

Cost of mutual fund shares	$14,523	$15,314	$3,598	$2,135	$2,853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$940	$879	$48,429	$32,431	$19,635
Total assets	940	879	48,429	32,431	19,635
Net assets	$940	$879	$48,429	$32,431	$19,635

Net assets
Accumulation units	$940	$879	$48,429	$28,147	$18,173
Contracts in payout (annuitization)
period	-	-	-	4,284	1,462
Total net assets	$940	$879	$48,429	$32,431	$19,635

Total number of mutual fund shares	82,443	80,156	5,631,304	595,168	1,776,887

Cost of mutual fund shares	$778	$833	$44,100	$29,141	$21,003

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van	ING Strategic
	Thornburg	Large Cap	Kampen	Kampen Equity	Allocation
	Value	Equity	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Class I
Assets
Investments in mutual funds
at fair value	$17,212	$15,770	$937	$61,835	$8,905
Total assets	17,212	15,770	937	61,835	8,905
Net assets	$17,212	$15,770	$937	$61,835	$8,905

Net assets
Accumulation units	$14,643	$15,770	$937	$61,835	$6,441
Contracts in payout (annuitization)
period	2,569	-	-	-	2,464
Total net assets	$17,212	$15,770	$937	$61,835	$8,905

Total number of mutual fund shares	538,201	1,740,595	92,001	1,806,977	855,468

Cost of mutual fund shares	$15,116	$14,717	$855	$61,784	$9,523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth
	Growth	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$8,728	$10,595	$225,273	$1,377	$15,203
Total assets	8,728	10,595	225,273	1,377	15,203
Net assets	$8,728	$10,595	$225,273	$1,377	$15,203

Net assets
Accumulation units	$7,286	$7,840	$169,321	$1,377	$15,203
Contracts in payout (annuitization)
period	1,442	2,755	55,952	-	-
Total net assets	$8,728	$10,595	$225,273	$1,377	$15,203

Total number of mutual fund shares	852,313	1,027,611	10,267,688	177,262	1,876,923

Cost of mutual fund shares	$9,636	$12,067	$196,240	$1,668	$17,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$8,795	$7,580	$6,162	$4,340	$4,945
Total assets	8,795	7,580	6,162	4,340	4,945
Net assets	$8,795	$7,580	$6,162	$4,340	$4,945

Net assets
Accumulation units	$8,795	$7,580	$6,162	$4,340	$4,945
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$8,795	$7,580	$6,162	$4,340	$4,945

Total number of mutual fund shares	1,109,132	953,418	770,243	533,881	616,536

Cost of mutual fund shares	$10,294	$8,975	$7,170	$5,030	$5,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING BlackRock	ING Euro
				Science and	STOXX 50
				Technology	Index
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Portfolio -
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Institutional
	Series 12	Series 13	Series 14	Class I	Class
Assets
Investments in mutual funds
at fair value	$12,788	$12,706	$9,684	$6,924	$34
Total assets	12,788	12,706	9,684	6,924	34
Net assets	$12,788	$12,706	$9,684	$6,924	$34

Net assets
Accumulation units	$12,788	$12,706	$9,684	$6,924	$34
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$12,788	$12,706	$9,684	$6,924	$34

Total number of mutual fund shares	1,616,632	1,295,159	949,449	1,165,584	3,231

Cost of mutual fund shares	$14,476	$12,954	$9,622	$5,492	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	International
	LargeCap	MidCap	SmallCap	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$77,272	$9,868	$4,105	$10,272		$53
Total assets	77,272	9,868	4,105	10,272		53
Net assets	$77,272	$9,868	$4,105	$10,272		$53

Net assets
Accumulation units	$58,649	$9,868	$4,105	$9,128		$53
Contracts in payout (annuitization)
period	18,623	-	-	1,144		-
Total net assets	$77,272	$9,868	$4,105	$10,272		$53

Total number of mutual fund shares	5,563,120	636,255	291,959	1,202,858	6,245

Cost of mutual fund shares	$87,426	$10,621	$4,326	$9,143		$49

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Mid Cap
	Growth Index	Index	Value Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$27,852	$19,011	$8,621	$1,547	$367
Total assets	27,852	19,011	8,621	1,547	367
Net assets	$27,852	$19,011	$8,621	$1,547	$367

Net assets
Accumulation units	$27,438	$15,241	$8,621	$1,547	$367
Contracts in payout (annuitization)
period	414	3,770	-	-	-
Total net assets	$27,852	$19,011	$8,621	$1,547	$367

Total number of mutual fund shares	1,935,494	1,963,925	684,208	123,099	22,487

Cost of mutual fund shares	$21,207	$15,233	$7,455	$1,350	$340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Russell™			ING
	ING Russell™	Small Cap	ING Small	ING U.S. Bond	International
	Mid Cap Index	Index	Company	Index	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$260	$373	$33,287	$1,305	$1,872
Total assets	260	373	33,287	1,305	1,872
Net assets	$260	$373	$33,287	$1,305	$1,872

Net assets
Accumulation units	$260	$373	$28,347	$1,305	$1,872
Contracts in payout (annuitization)
period	-	-	4,940	-	-
Total net assets	$260	$373	$33,287	$1,305	$1,872

Total number of mutual fund shares	22,503	30,212	1,814,976	121,464	220,466

Cost of mutual fund shares	$229	$354	$32,729	$1,312	$1,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					Invesco V.I.
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Capital
	Opportunities	Opportunities	Opportunities	Opportunities	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Fund - Series I
	Class I	Class S	Class I	Class S	Shares
Assets
Investments in mutual funds
at fair value	$1,993	$3,477	$852	$2,465	$649
Total assets	1,993	3,477	852	2,465	649
Net assets	$1,993	$3,477	$852	$2,465	$649

Net assets
Accumulation units	$1,993	$3,477	$852	$2,465	$603
Contracts in payout (annuitization)
period	-	-	-	-	46
Total net assets	$1,993	$3,477	$852	$2,465	$649

Total number of mutual fund shares	170,468	303,375	40,049	118,510	27,858

Cost of mutual fund shares	$1,611	$2,258	$762	$2,113	$669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series	Janus Aspen	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible	Series Janus
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$1,555	$14	$2	$3	$2
Total assets	1,555	14	2	3	2
Net assets	$1,555	$14	$2	$3	$2

Net assets
Accumulation units	$1,358	$14	$2	$3	$2
Contracts in payout (annuitization)
period	197	-	-	-	-
Total net assets	$1,555	$14	$2	$3	$2

Total number of mutual fund shares	57,525	507	53	245	82

Cost of mutual fund shares	$1,418	$13	$2	$3	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Janus Aspen
	Series		Lord Abbett
	Worldwide		Series Fund -			Oppenheimer
	Portfolio -		Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional		Portfolio -	Global	Main Street	Small Cap
	Shares		Class VC	Securities/VA	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value		$1	$2,550	$63	$286	$871
Total assets		1	2,550	63	286	871
Net assets		$1	$2,550	$63	$286	$871

Net assets
Accumulation units		$1	$2,550	$63	$-	$871
Contracts in payout (annuitization)
period		-	-	-	286	-
Total net assets		$1	$2,550	$63	$286	$871

Total number of mutual fund shares	46		153,989	2,079	13,700	49,312

Cost of mutual fund shares		$2	$2,667	$66	$318	$803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Wanger International

Assets
Investments in mutual funds
at fair value	$55	$7,054	$4,363	$502	$1,990
Total assets	55	7,054	4,363	502	1,990
Net assets	$55	$7,054	$4,363	$502	$1,990

Net assets
Accumulation units	$-	$7,054	$4,363	$502	$1,990
Contracts in payout (annuitization)
period	55	-	-	-	-
Total net assets	$55	$7,054	$4,363	$502	$1,990

Total number of mutual fund shares	1,179	536,838	138,415	47,199	55,039

Cost of mutual fund shares	$52	$6,799	$3,800	$396	$1,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$3,507	$807
Total assets	3,507	807
Net assets	$3,507	$807

Net assets
Accumulation units	$3,507	$807
Contracts in payout (annuitization)
period	-	-
Total net assets	$3,507	$807

Total number of mutual fund shares	120,975	23,832

Cost of mutual fund shares	$2,651	$648

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Capital Income Fund II	Federated Clover Value Fund II - Primary Shares

Net investment income (loss)
Income:
Dividends	$-	$14	$-	$106	$144
Total investment income	-	14	-	106	144
Expenses:
Mortality and expense risk and
other charges	-	12	74	46	21
Total expenses	-	12	74	46	21
Net investment income (loss)	-	2	(74)	60	123

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(99)	(23)	1	(4,714)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(99)	(23)	1	(4,714)
Net unrealized appreciation
(depreciation) of investments	-	211	527	251	4,849
Net realized and unrealized gain (loss)
on investments	-	112	504	252	135
Net increase (decrease) in net assets
resulting from operations	$-	$114	$430	$312	$258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Federated	Federated High		Federated
	Federated	Fund for U.S.	Income Bond	Federated	Kaufmann
	Equity Income	Government	Fund II -	International	Fund II -
	Fund II	Securities II	Primary Shares	Equity Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$76	$67	$345	$4	$-
Total investment income	76	67	345	4	-
Expenses:
Mortality and expense risk and
other charges	6	20	59	4	24
Total expenses	6	20	59	4	24
Net investment income (loss)	70	47	286	-	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(117)	13	(112)	78	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(117)	13	(112)	78	8
Net unrealized appreciation
(depreciation) of investments	82	(5)	345	(189)	270
Net realized and unrealized gain (loss)
on investments	(35)	8	233	(111)	278
Net increase (decrease) in net assets
resulting from operations	$35	$55	$519	$(111)	$254

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	Growth	High Income
	Strategies	Prime Money	Portfolio -	Portfolio -	Portfolio -
	Fund II	Fund II	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$-	$-	$1,082	$31	$14
Total investment income	-	-	1,082	31	14
Expenses:
Mortality and expense risk and
other charges	6	29	752	77	2
Total expenses	6	29	752	77	2
Net investment income (loss)	(6)	(29)	330	(46)	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(283)	-	(4,229)	149	6
Capital gains distributions	-	-	-	23	-
Total realized gain (loss) on investments
and capital gains distributions	(283)	-	(4,229)	172	6
Net unrealized appreciation
(depreciation) of investments	368	-	11,756	1,754	4
Net realized and unrealized gain (loss)
on investments	85	-	7,527	1,926	10
Net increase (decrease) in net assets
resulting from operations	$79	$(29)	$7,857	$1,880	$22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Overseas	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities
	Initial Class	Initial Class	Initial Class	Initial Class	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$64	$1,453	$401	$31	$25
Total investment income	64	1,453	401	31	25
Expenses:
Mortality and expense risk and
other charges	45	1,387	300	12	28
Total expenses	45	1,387	300	12	28
Net investment income (loss)	19	66	101	19	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,115)	(3,857)	754	3	(622)
Capital gains distributions	9	53	426	9	-
Total realized gain (loss) on investments
and capital gains distributions	(1,106)	(3,804)	1,180	12	(622)
Net unrealized appreciation
(depreciation) of investments	1,618	21,493	1,431	24	1,416
Net realized and unrealized gain (loss)
on investments	512	17,689	2,611	36	794
Net increase (decrease) in net assets
resulting from operations	$531	$17,755	$2,712	$55	$791

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio

Net investment income (loss)
Income:
Dividends	$2,239	$5,069	$14	$98	$132
Total investment income	2,239	5,069	14	98	132
Expenses:
Mortality and expense risk and
other charges	949	1,252	155	130	172
Total expenses	949	1,252	155	130	172
Net investment income (loss)	1,290	3,817	(141)	(32)	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,473)	(1,292)	(1,563)	(1,195)	(2,521)
Capital gains distributions	-	-	-	-	19
Total realized gain (loss) on investments
and capital gains distributions	(1,473)	(1,292)	(1,563)	(1,195)	(2,502)
Net unrealized appreciation
(depreciation) of investments	9,754	6,154	3,569	2,081	3,068
Net realized and unrealized gain (loss)
on investments	8,281	4,862	2,006	886	566
Net increase (decrease) in net assets
resulting from operations	$9,571	$8,679	$1,865	$854	$526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING BlackRock	ING BlackRock	ING Clarion
		Inflation	Large Cap	Global Real	ING Clarion
	ING Artio	Protected Bond	Growth	Estate	Global Real
	Foreign	Portfolio -	Portfolio -	Portfolio -	Estate
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$-	$113	$128	$93
Total investment income	-	-	113	128	93
Expenses:
Mortality and expense risk and
other charges	50	1	283	13	12
Total expenses	50	1	283	13	12
Net investment income (loss)	(50)	(1)	(170)	115	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,243)	1	(1,602)	(62)	(158)
Capital gains distributions	-	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,243)	2	(1,602)	(62)	(158)
Net unrealized appreciation
(depreciation) of investments	2,467	(2)	4,463	164	224
Net realized and unrealized gain (loss)
on investments	224	-	2,861	102	66
Net increase (decrease) in net assets
resulting from operations	$174	$(1)	$2,691	$217	$147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Franklin Income Portfolio - Service Class	ING Franklin Mutual Shares Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$74	$62	$2	$227	$9
Total investment income	74	62	2	227	9
Expenses:
Mortality and expense risk and
other charges	17	207	12	51	23
Total expenses	17	207	12	51	23
Net investment income (loss)	57	(145)	(10)	176	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(150)	(469)	(60)	(270)	(272)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(150)	(469)	(60)	(270)	(272)
Net unrealized appreciation
(depreciation) of investments	549	4,608	409	561	458
Net realized and unrealized gain (loss)
on investments	399	4,139	349	291	186
Net increase (decrease) in net assets
resulting from operations	$456	$3,994	$339	$467	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
			Emerging	ING JPMorgan	Small Cap Core
	ING Global	ING Janus	Markets Equity	Emerging	Equity
	Resources	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$72	$-	$49	$41	$9
Total investment income	72	-	49	41	9
Expenses:
Mortality and expense risk and
other charges	75	10	89	71	23
Total expenses	75	10	89	71	23
Net investment income (loss)	(3)	(10)	(40)	(30)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,578)	276	(357)	(514)	(104)
Capital gains distributions	-	-	372	436	-
Total realized gain (loss) on investments
and capital gains distributions	(1,578)	276	15	(78)	(104)
Net unrealized appreciation
(depreciation) of investments	2,924	(164)	1,247	1,617	562
Net realized and unrealized gain (loss)
on investments	1,346	112	1,262	1,539	458
Net increase (decrease) in net assets
resulting from operations	$1,343	$102	$1,222	$1,509	$444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Lord
	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Small Cap Core	Growth	and Income	Abbett Growth	ING Marsico
	Equity	Portfolio -	Portfolio -	and Income	Growth
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$36	$21	$2	$9
Total investment income	-	36	21	2	9
Expenses:
Mortality and expense risk and
other charges	2	109	26	5	14
Total expenses	2	109	26	5	14
Net investment income (loss)	(2)	(73)	(5)	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	196	(609)	(102)	(175)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	196	(609)	(102)	(175)
Net unrealized appreciation
(depreciation) of investments	47	928	1,073	172	394
Net realized and unrealized gain (loss)
on investments	38	1,124	464	70	219
Net increase (decrease) in net assets
resulting from operations	$36	$1,051	$459	$67	$214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$69	$192	$6	$62	$341
Total investment income	69	192	6	62	341
Expenses:
Mortality and expense risk and
other charges	55	530	10	18	52
Total expenses	55	530	10	18	52
Net investment income (loss)	14	(338)	(4)	44	289

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(835)	(2,960)	(173)	(274)	410
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(835)	(2,960)	(173)	(274)	410
Net unrealized appreciation
(depreciation) of investments	1,324	6,835	272	501	(144)
Net realized and unrealized gain (loss)
on investments	489	3,875	99	227	266
Net increase (decrease) in net assets
resulting from operations	$503	$3,537	$95	$271	$555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Pioneer	ING Pioneer	ING Pioneer		ING
	Equity Income	Fund	Mid Cap Value	ING Pioneer	Retirement
	Portfolio -	Portfolio -	Portfolio -	Mid Cap Value	Growth
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$79	$129	$30	$7	$20
Total investment income	79	129	30	7	20
Expenses:
Mortality and expense risk and
other charges	23	126	23	10	65
Total expenses	23	126	23	10	65
Net investment income (loss)	56	3	7	(3)	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(448)	(176)	(37)	37
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(200)	(448)	(176)	(37)	37
Net unrealized appreciation
(depreciation) of investments	684	1,817	588	152	522
Net realized and unrealized gain (loss)
on investments	484	1,369	412	115	559
Net increase (decrease) in net assets
resulting from operations	$540	$1,372	$419	$112	$514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING
	Retirement	ING	ING T. Rowe	ING T. Rowe
	Moderate	Retirement	Price Capital	Price Equity	ING Templeton
	Growth	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$32	$48	$181	$89	$5
Total investment income	32	48	181	89	5
Expenses:
Mortality and expense risk and
other charges	81	104	101	53	5
Total expenses	81	104	101	53	5
Net investment income (loss)	(49)	(56)	80	36	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	87	161	(671)	(758)	(107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	87	161	(671)	(758)	(107)
Net unrealized appreciation
(depreciation) of investments	574	522	1,956	1,404	120
Net realized and unrealized gain (loss)
on investments	661	683	1,285	646	13
Net increase (decrease) in net assets
resulting from operations	$612	$627	$1,365	$682	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small	ING Money
	Index	Income	HealthCare	Cap Disciplined	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class I
Net investment income (loss)
Income:
Dividends	$1	$2	$-	$3	$27
Total investment income	1	2	-	3	27
Expenses:
Mortality and expense risk and
other charges	-	7	2	3	1,413
Total expenses	-	7	2	3	1,413
Net investment income (loss)	1	(5)	(2)	-	(1,386)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(47)	1	33	-
Capital gains distributions	-	-	-	-	276
Total realized gain (loss) on investments
and capital gains distributions	8	(47)	1	33	276
Net unrealized appreciation
(depreciation) of investments	6	139	14	(63)	-
Net realized and unrealized gain (loss)
on investments	14	92	15	(30)	276
Net increase (decrease) in net assets
resulting from operations	$15	$87	$13	$(30)	$(1,110)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING American		ING Baron	ING Columbia
	ING Money	Century Small-	ING Baron	Small Cap	Small Cap
	Market	Mid Cap Value	Asset	Growth	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$20	$-	$-	$6
Total investment income	-	20	-	-	6
Expenses:
Mortality and expense risk and
other charges	1	13	2	31	6
Total expenses	1	13	2	31	6
Net investment income (loss)	(1)	7	(2)	(31)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(18)	(33)	(11)	(39)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(18)	(33)	(11)	(39)
Net unrealized appreciation
(depreciation) of investments	-	360	32	822	168
Net realized and unrealized gain (loss)
on investments	-	342	(1)	811	129
Net increase (decrease) in net assets
resulting from operations	$(1)	$349	$(3)	$780	$129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Legg		ING
			Mason		Oppenheimer
			ClearBridge	ING	Global
	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer	Strategic
	York Venture	Mid Cap Value	Growth	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$10	$12	$-	$1,449	$1,378
Total investment income	10	12	-	1,449	1,378
Expenses:
Mortality and expense risk and
other charges	26	14	235	1,044	537
Total expenses	26	14	235	1,044	537
Net investment income (loss)	(16)	(2)	(235)	405	841

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(196)	915	499	1,275
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(185)	(196)	915	499	1,275
Net unrealized appreciation
(depreciation) of investments	453	535	3,283	11,231	3,922
Net realized and unrealized gain (loss)
on investments	268	339	4,198	11,730	5,197
Net increase (decrease) in net assets
resulting from operations	$252	$337	$3,963	$12,135	$6,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Oppenheimer Global Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$499	$1,179	$80	$34
Total investment income	3	499	1,179	80	34
Expenses:
Mortality and expense risk and
other charges	1	131	236	29	16
Total expenses	1	131	236	29	16
Net investment income (loss)	2	368	943	51	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	327	686	(42)	(51)
Capital gains distributions	-	20	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	347	686	(42)	(51)
Net unrealized appreciation
(depreciation) of investments	13	262	1,442	341	306
Net realized and unrealized gain (loss)
on investments	13	609	2,128	299	255
Net increase (decrease) in net assets
resulting from operations	$15	$977	$3,071	$350	$273

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
				ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
					ING T. Rowe Price Growth Equity Portfolio - Initial Class
			ING Solution Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$33	$12	$32	$126	$11
Total investment income	33	12	32	126	11
Expenses:
Mortality and expense risk and
other charges	20	8	8	501	383
Total expenses	20	8	8	501	383
Net investment income (loss)	13	4	24	(375)	(372)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(96)	(122)	70	(154)	845
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(96)	(122)	70	(154)	845
Net unrealized appreciation
(depreciation) of investments	464	203	(5)	11,138	3,932
Net realized and unrealized gain (loss)
on investments	368	81	65	10,984	4,777
Net increase (decrease) in net assets
resulting from operations	$381	$85	$89	$10,609	$4,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING UBS U.S.	ING Van	ING Van
	ING Templeton	Thornburg	Large Cap	Kampen	Kampen Equity
	Foreign Equity	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$451	$259	$142	$13	$1,115
Total investment income	451	259	142	13	1,115
Expenses:
Mortality and expense risk and
other charges	223	198	194	8	744
Total expenses	223	198	194	8	744
Net investment income (loss)	228	61	(52)	5	371

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,358)	919	93	(136)	(505)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	919	93	(136)	(505)
Net unrealized appreciation
(depreciation) of investments	2,480	578	1,702	277	6,484
Net realized and unrealized gain (loss)
on investments	1,122	1,497	1,795	141	5,979
Net increase (decrease) in net assets
resulting from operations	$1,350	$1,558	$1,743	$146	$6,350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Class I	Series 5
Net investment income (loss)
Income:
Dividends	$387	$316	$423	$2,300	$25
Total investment income	387	316	423	2,300	25
Expenses:
Mortality and expense risk and
other charges	113	99	129	2,315	22
Total expenses	113	99	129	2,315	22
Net investment income (loss)	274	217	294	(15)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(439)	(826)	(969)	1,090	(40)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(439)	(826)	(969)	1,090	(40)
Net unrealized appreciation
(depreciation) of investments	979	1,551	1,666	25,612	43
Net realized and unrealized gain (loss)
on investments	540	725	697	26,702	3
Net increase (decrease) in net assets
resulting from operations	$814	$942	$991	$26,687	$6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$355	$208	$181	$138	$120
Total investment income	355	208	181	138	120
Expenses:
Mortality and expense risk and
other charges	291	172	139	112	78
Total expenses	291	172	139	112	78
Net investment income (loss)	64	36	42	26	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(844)	(582)	(331)	(295)	(144)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(844)	(582)	(331)	(295)	(144)
Net unrealized appreciation
(depreciation) of investments	833	619	348	405	212
Net realized and unrealized gain (loss)
on investments	(11)	37	17	110	68
Net increase (decrease) in net assets
resulting from operations	$53	$73	$59	$136	$110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING BlackRock
					Science and
					Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 11	Series 12	Series 13	Series 14	Class I
Net investment income (loss)
Income:
Dividends	$141	$397	$346	$433	$-
Total investment income	141	397	346	433	-
Expenses:
Mortality and expense risk and
other charges	92	240	230	180	64
Total expenses	92	240	230	180	64
Net investment income (loss)	49	157	116	253	(64)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(343)	(1,049)	(127)	(25)	(104)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(343)	(1,049)	(127)	(25)	(104)
Net unrealized appreciation
(depreciation) of investments	469	1,471	685	361	1,164
Net realized and unrealized gain (loss)
on investments	126	422	558	336	1,060
Net increase (decrease) in net assets
resulting from operations	$175	$579	$674	$589	$996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Euro
	STOXX 50					ING
	Index		ING Index Plus	ING Index Plus	ING Index Plus	International
	Portfolio -		LargeCap	MidCap	SmallCap	Index
	Institutional		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class		Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends		$-	$1,572	$104	$29	$393
Total investment income		-	1,572	104	29	393
Expenses:
Mortality and expense risk and
other charges		-	902	75	32	125
Total expenses		-	902	75	32	125
Net investment income (loss)		-	670	29	(3)	268

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(2,462)	(480)	(365)	145
Capital gains distributions		-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		-	(2,462)	(480)	(365)	145
Net unrealized appreciation
(depreciation) of investments		5	10,778	2,226	1,154	161
Net realized and unrealized gain (loss)
on investments		5	8,316	1,746	789	306
Net increase (decrease) in net assets
resulting from operations		$5	$8,986	$1,775	$786	$574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$1	$254	$186	$662	$143
Total investment income	1	254	186	662	143
Expenses:
Mortality and expense risk and
other charges	1	94	345	231	103
Total expenses	1	94	345	231	103
Net investment income (loss)	-	160	(159)	431	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,279)	736	686	351
Capital gains distributions	-	-	-	-	909
Total realized gain (loss) on investments
and capital gains distributions	-	(1,279)	736	686	1,260
Net unrealized appreciation
(depreciation) of investments	1	243	2,292	751	(416)
Net realized and unrealized gain (loss)
on investments	1	(1,036)	3,028	1,437	844
Net increase (decrease) in net assets
resulting from operations	$1	$(876)	$2,869	$1,868	$884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap	ING Small
	Value Index	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$22	$-	$1	$-	$170
Total investment income	22	-	1	-	170
Expenses:
Mortality and expense risk and
other charges	21	1	1	1	365
Total expenses	21	1	1	1	365
Net investment income (loss)	1	(1)	-	(1)	(195)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	5	28	38	(2,021)
Capital gains distributions	150	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	175	6	28	38	(2,021)
Net unrealized appreciation
(depreciation) of investments	(41)	17	5	(9)	8,641
Net realized and unrealized gain (loss)
on investments	134	23	33	29	6,620
Net increase (decrease) in net assets
resulting from operations	$135	$22	$33	$28	$6,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I
			ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$28	$47	$9	$15	$-
Total investment income	28	47	9	15	-
Expenses:
Mortality and expense risk and
other charges	8	21	9	35	4
Total expenses	8	21	9	35	4
Net investment income (loss)	20	26	-	(20)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(900)	22	256	123
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39	(900)	22	256	123
Net unrealized appreciation
(depreciation) of investments	(16)	872	302	534	2
Net realized and unrealized gain (loss)
on investments	23	(28)	324	790	125
Net increase (decrease) in net assets
resulting from operations	$43	$(2)	$324	$770	$121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S			Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
		Invesco V.I. Capital Appreciation Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$-	$5	$15	$-	$-
Total investment income	-	5	15	-	-
Expenses:
Mortality and expense risk and
other charges	24	5	16	-	-
Total expenses	24	5	16	-	-
Net investment income (loss)	(24)	-	(1)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(30)	(27)	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	(30)	(27)	-	-
Net unrealized appreciation
(depreciation) of investments	615	118	153	1	-
Net realized and unrealized gain (loss)
on investments	588	88	126	1	-
Net increase (decrease) in net assets
resulting from operations	$564	$88	$125	$1	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Oppenheimer Global Securities/VA

Net investment income (loss)
Income:
Dividends	$-	$-	$-	$9	$1
Total investment income	-	-	-	9	1
Expenses:
Mortality and expense risk and
other charges	-	-	-	19	-
Total expenses	-	-	-	19	-
Net investment income (loss)	-	-	-	(10)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(146)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(146)	(2)
Net unrealized appreciation
(depreciation) of investments	-	-	-	655	10
Net realized and unrealized gain (loss)
on investments	-	-	-	509	8
Net increase (decrease) in net assets
resulting from operations	$-	$-	$-	$499	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$3	$4	$-	$111	$12
Total investment income	3	4	-	111	12
Expenses:
Mortality and expense risk and
other charges	3	6	2	63	24
Total expenses	3	6	2	63	24
Net investment income (loss)	-	(2)	(2)	48	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(11)	36	269	258
Capital gains distributions	-	-	-	66	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	(11)	36	335	258
Net unrealized appreciation
(depreciation) of investments	47	149	1	147	207
Net realized and unrealized gain (loss)
on investments	38	138	37	482	465
Net increase (decrease) in net assets
resulting from operations	$38	$136	$35	$530	$453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger International	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$29	$1	$39	$17	$-
Total investment income	29	1	39	17	-
Expenses:
Mortality and expense risk and
other charges	5	1	12	24	5
Total expenses	5	1	12	24	5
Net investment income (loss)	24	-	27	(7)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	167	66	(115)	17
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	167	66	(115)	17
Net unrealized appreciation
(depreciation) of investments	39	(100)	238	801	103
Net realized and unrealized gain (loss)
on investments	55	67	304	686	120
Net increase (decrease) in net assets
resulting from operations	$79	$67	$331	$679	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Capital Income Fund II

Net assets at January 1, 2009	$-	$1,172	$-	$1,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	-	71
Total realized gain (loss) on investments
and capital gains distributions	-	(153)	-	(39)
Net unrealized appreciation (depreciation)
of investments	-	366	-	300
Net increase (decrease) in net assets from operations	-	225	-	332
Changes from principal transactions:
Total unit transactions	-	(156)	-	(286)
Increase (decrease) in assets derived from principal
transactions	-	(156)	-	(286)
Total increase (decrease)	-	69	-	46
Net assets at December 31, 2009	-	1,241	-	1,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(74)	60
Total realized gain (loss) on investments
and capital gains distributions	-	(99)	(23)	1
Net unrealized appreciation (depreciation)
of investments	-	211	527	251
Net increase (decrease) in net assets from operations	-	114	430	312
Changes from principal transactions:
Total unit transactions	4	(393)	6,081	1,713
Increase (decrease) in assets derived from principal
transactions	4	(393)	6,081	1,713
Total increase (decrease)	4	(279)	6,511	2,025
Net assets at December 31, 2010	$4	$962	$6,511	$3,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2009	$8,770	$2,394	$1,916	$3,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	70	64	397
Total realized gain (loss) on investments
and capital gains distributions	(2,805)	(45)	2	(288)
Net unrealized appreciation (depreciation)
of investments	3,446	222	(2)	1,488
Net increase (decrease) in net assets from operations	743	247	64	1,597
Changes from principal transactions:
Total unit transactions	(1,872)	(426)	(365)	(771)
Increase (decrease) in assets derived from principal
transactions	(1,872)	(426)	(365)	(771)
Total increase (decrease)	(1,129)	(179)	(301)	826
Net assets at December 31, 2009	7,641	2,215	1,615	4,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	70	47	286
Total realized gain (loss) on investments
and capital gains distributions	(4,714)	(117)	13	(112)
Net unrealized appreciation (depreciation)
of investments	4,849	82	(5)	345
Net increase (decrease) in net assets from operations	258	35	55	519
Changes from principal transactions:
Total unit transactions	(7,899)	(2,250)	(410)	(718)
Increase (decrease) in assets derived from principal
transactions	(7,899)	(2,250)	(410)	(718)
Total increase (decrease)	(7,641)	(2,215)	(355)	(199)
Net assets at December 31, 2010	$-	$-	$1,260	$4,115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Federated	Federated Mid
	Federated	Kaufmann	Cap Growth	Federated
	International	Fund II -	Strategies	Prime Money
	Equity Fund II	Primary Shares	Fund II	Fund II
Net assets at January 1, 2009	$1,384	$-	$2,540	$1,747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	-	(33)	(16)
Total realized gain (loss) on investments
and capital gains distributions	(85)	-	(359)	-
Net unrealized appreciation (depreciation)
of investments	520	-	957	-
Net increase (decrease) in net assets from operations	457	-	565	(16)
Changes from principal transactions:
Total unit transactions	(246)	-	(681)	(229)
Increase (decrease) in assets derived from principal
transactions	(246)	-	(681)	(229)
Total increase (decrease)	211	-	(116)	(245)
Net assets at December 31, 2009	1,595	-	2,424	1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(24)	(6)	(29)
Total realized gain (loss) on investments
and capital gains distributions	78	8	(283)	-
Net unrealized appreciation (depreciation)
of investments	(189)	270	368	-
Net increase (decrease) in net assets from operations	(111)	254	79	(29)
Changes from principal transactions:
Total unit transactions	(1,484)	1,882	(2,503)	486
Increase (decrease) in assets derived from principal
transactions	(1,484)	1,882	(2,503)	486
Total increase (decrease)	(1,595)	2,136	(2,424)	457
Net assets at December 31, 2010	$-	$2,136	$-	$1,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$61,149	$7,951	$69	$4,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	607	(36)	11	61
Total realized gain (loss) on investments
and capital gains distributions	(7,749)	(412)	(5)	(772)
Net unrealized appreciation (depreciation)
of investments	21,907	2,369	62	1,782
Net increase (decrease) in net assets from operations	14,765	1,921	68	1,071
Changes from principal transactions:
Total unit transactions	(10,027)	(1,254)	55	(203)
Increase (decrease) in assets derived from principal
transactions	(10,027)	(1,254)	55	(203)
Total increase (decrease)	4,738	667	123	868
Net assets at December 31, 2009	65,887	8,618	192	5,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	(46)	12	19
Total realized gain (loss) on investments
and capital gains distributions	(4,229)	172	6	(1,106)
Net unrealized appreciation (depreciation)
of investments	11,756	1,754	4	1,618
Net increase (decrease) in net assets from operations	7,857	1,880	22	531
Changes from principal transactions:
Total unit transactions	(10,646)	(704)	(27)	(1,054)
Increase (decrease) in assets derived from principal
transactions	(10,646)	(704)	(27)	(1,054)
Total increase (decrease)	(2,789)	1,176	(5)	(523)
Net assets at December 31, 2010	$63,098	$9,794	$187	$4,929

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities
	Initial Class	Initial Class	Initial Class	Fund - Class 2
Net assets at January 1, 2009	$109,547	$21,722	$876	$2,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	240	231	66	22
Total realized gain (loss) on investments
and capital gains distributions	(7,280)	(94)	(1)	(262)
Net unrealized appreciation (depreciation)
of investments	40,198	4,408	53	973
Net increase (decrease) in net assets from operations	33,158	4,545	118	733
Changes from principal transactions:
Total unit transactions	(16,135)	(3,402)	(80)	(85)
Increase (decrease) in assets derived from principal
transactions	(16,135)	(3,402)	(80)	(85)
Total increase (decrease)	17,023	1,143	38	648
Net assets at December 31, 2009	126,570	22,865	914	3,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	101	19	(3)
Total realized gain (loss) on investments
and capital gains distributions	(3,804)	1,180	12	(622)
Net unrealized appreciation (depreciation)
of investments	21,493	1,431	24	1,416
Net increase (decrease) in net assets from operations	17,755	2,712	55	791
Changes from principal transactions:
Total unit transactions	(17,155)	(3,475)	(101)	(751)
Increase (decrease) in assets derived from principal
transactions	(17,155)	(3,475)	(101)	(751)
Total increase (decrease)	600	(763)	(46)	40
Net assets at December 31, 2010	$127,170	$22,102	$868	$3,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
		Intermediate		ING American
	ING Balanced	Bond	ING American	Funds Growth-
	Portfolio -	Portfolio -	Funds Growth	Income
	Class I	Class I	Portfolio	Portfolio
Net assets at January 1, 2009	$81,353	$100,529	$12,540	$11,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,645	5,517	90	129
Total realized gain (loss) on investments
and capital gains distributions	(3,562)	(5,029)	(392)	(362)
Net unrealized appreciation (depreciation)
of investments	13,330	10,087	4,367	3,133
Net increase (decrease) in net assets from operations	12,413	10,575	4,065	2,900
Changes from principal transactions:
Total unit transactions	(13,251)	(6,287)	(2,198)	(1,825)
Increase (decrease) in assets derived from principal
transactions	(13,251)	(6,287)	(2,198)	(1,825)
Total increase (decrease)	(838)	4,288	1,867	1,075
Net assets at December 31, 2009	80,515	104,817	14,407	12,494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,290	3,817	(141)	(32)
Total realized gain (loss) on investments
and capital gains distributions	(1,473)	(1,292)	(1,563)	(1,195)
Net unrealized appreciation (depreciation)
of investments	9,754	6,154	3,569	2,081
Net increase (decrease) in net assets from operations	9,571	8,679	1,865	854
Changes from principal transactions:
Total unit transactions	(9,042)	(12,435)	(3,747)	(3,233)
Increase (decrease) in assets derived from principal
transactions	(9,042)	(12,435)	(3,747)	(3,233)
Total increase (decrease)	529	(3,756)	(1,882)	(2,379)
Net assets at December 31, 2010	$81,044	$101,061	$12,525	$10,115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING BlackRock	ING BlackRock
			Inflation	Large Cap
	ING American	ING Artio	Protected Bond	Growth
	Funds	Foreign	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional
	Portfolio	Service Class	Class	Class
Net assets at January 1, 2009	$13,434	$7,156	$-	$21,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	337	186	-	(134)
Total realized gain (loss) on investments
and capital gains distributions	706	(2,259)	-	(2,825)
Net unrealized appreciation (depreciation)
of investments	3,731	3,193	-	8,637
Net increase (decrease) in net assets from operations	4,774	1,120	-	5,678
Changes from principal transactions:
Total unit transactions	(1,773)	(1,123)	-	(2,785)
Increase (decrease) in assets derived from principal
transactions	(1,773)	(1,123)	-	(2,785)
Total increase (decrease)	3,001	(3)	-	2,893
Net assets at December 31, 2009	16,435	7,153	-	24,319

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(50)	(1)	(170)
Total realized gain (loss) on investments
and capital gains distributions	(2,502)	(2,243)	2	(1,602)
Net unrealized appreciation (depreciation)
of investments	3,068	2,467	(2)	4,463
Net increase (decrease) in net assets from operations	526	174	(1)	2,691
Changes from principal transactions:
Total unit transactions	(3,522)	(2,556)	298	(2,780)
Increase (decrease) in assets derived from principal
transactions	(3,522)	(2,556)	298	(2,780)
Total increase (decrease)	(2,996)	(2,382)	297	(89)
Net assets at December 31, 2010	$13,439	$4,771	$297	$24,230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Clarion Global Real	ING Clarion		ING FMRSM
	Estate	Global Real	ING Clarion	Diversified Mid
	Portfolio -	Estate	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$1,087	$902	$1,064	$13,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	13	33	(79)
Total realized gain (loss) on investments
and capital gains distributions	(163)	(226)	(368)	(1,834)
Net unrealized appreciation (depreciation)
of investments	477	485	696	6,478
Net increase (decrease) in net assets from operations	333	272	361	4,565
Changes from principal transactions:
Total unit transactions	293	(56)	128	(1,994)
Increase (decrease) in assets derived from principal
transactions	293	(56)	128	(1,994)
Total increase (decrease)	626	216	489	2,571
Net assets at December 31, 2009	1,713	1,118	1,553	16,149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	115	81	57	(145)
Total realized gain (loss) on investments
and capital gains distributions	(62)	(158)	(150)	(469)
Net unrealized appreciation (depreciation)
of investments	164	224	549	4,608
Net increase (decrease) in net assets from operations	217	147	456	3,994
Changes from principal transactions:
Total unit transactions	(311)	(120)	293	(1,865)
Increase (decrease) in assets derived from principal
transactions	(311)	(120)	293	(1,865)
Total increase (decrease)	(94)	27	749	2,129
Net assets at December 31, 2010	$1,619	$1,145	$2,302	$18,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING FMRSM	ING Franklin	ING Franklin	ING Global
	Diversified Mid	Income	Mutual Shares	Resources
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$815	$3,482	$1,885	$6,198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	206	(21)	(47)
Total realized gain (loss) on investments
and capital gains distributions	(108)	(474)	(234)	(1,006)
Net unrealized appreciation (depreciation)
of investments	425	1,308	726	3,285
Net increase (decrease) in net assets from operations	314	1,040	471	2,232
Changes from principal transactions:
Total unit transactions	108	73	(7)	305
Increase (decrease) in assets derived from principal
transactions	108	73	(7)	305
Total increase (decrease)	422	1,113	464	2,537
Net assets at December 31, 2009	1,237	4,595	2,349	8,735

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	176	(14)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(60)	(270)	(272)	(1,578)
Net unrealized appreciation (depreciation)
of investments	409	561	458	2,924
Net increase (decrease) in net assets from operations	339	467	172	1,343
Changes from principal transactions:
Total unit transactions	431	(755)	(690)	(1,824)
Increase (decrease) in assets derived from principal
transactions	431	(755)	(690)	(1,824)
Total increase (decrease)	770	(288)	(518)	(481)
Net assets at December 31, 2010	$2,007	$4,307	$1,831	$8,254

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core
	ING Janus	Markets Equity	Emerging	Equity
	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$139	$3,328	$4,184	$1,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	27	(8)
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1,259)	(597)	(218)
Net unrealized appreciation (depreciation)
of investments	356	3,503	3,534	645
Net increase (decrease) in net assets from operations	318	2,257	2,964	419
Changes from principal transactions:
Total unit transactions	890	606	1,060	(338)
Increase (decrease) in assets derived from principal
transactions	890	606	1,060	(338)
Total increase (decrease)	1,208	2,863	4,024	81
Net assets at December 31, 2009	1,347	6,191	8,208	2,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(40)	(30)	(14)
Total realized gain (loss) on investments
and capital gains distributions	276	15	(78)	(104)
Net unrealized appreciation (depreciation)
of investments	(164)	1,247	1,617	562
Net increase (decrease) in net assets from operations	102	1,222	1,509	444
Changes from principal transactions:
Total unit transactions	(109)	842	1,804	(351)
Increase (decrease) in assets derived from principal
transactions	(109)	842	1,804	(351)
Total increase (decrease)	(7)	2,064	3,313	93
Net assets at December 31, 2010	$1,340	$8,255	$11,521	$2,093

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Lord
	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Small Cap Core	Growth	and Income	Abbett Growth
	Equity	Portfolio -	Portfolio -	and Income
	Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2009	$102	$6,965	$4,020	$458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(58)	2	(3)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(234)	(1,358)	(157)
Net unrealized appreciation (depreciation)
of investments	32	2,959	1,854	244
Net increase (decrease) in net assets from operations	27	2,667	498	84
Changes from principal transactions:
Total unit transactions	14	(642)	(1,335)	(42)
Increase (decrease) in assets derived from principal
transactions	14	(642)	(1,335)	(42)
Total increase (decrease)	41	2,025	(837)	42
Net assets at December 31, 2009	143	8,990	3,183	500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(73)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(9)	196	(609)	(102)
Net unrealized appreciation (depreciation)
of investments	47	928	1,073	172
Net increase (decrease) in net assets from operations	36	1,051	459	67
Changes from principal transactions:
Total unit transactions	145	(1,052)	(937)	(135)
Increase (decrease) in assets derived from principal
transactions	145	(1,052)	(937)	(135)
Total increase (decrease)	181	(1)	(478)	(68)
Net assets at December 31, 2010	$324	$8,989	$2,705	$432

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Marsico	ING MFS Total
	ING Marsico	International	Return	ING MFS Total
	Growth	Opportunities	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$1,285	$5,138	$48,840	$1,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	648	21
Total realized gain (loss) on investments
and capital gains distributions	(278)	(1,112)	(4,970)	(235)
Net unrealized appreciation (depreciation)
of investments	650	2,678	11,208	375
Net increase (decrease) in net assets from operations	372	1,572	6,886	161
Changes from principal transactions:
Total unit transactions	(62)	(1,281)	(9,057)	(26)
Increase (decrease) in assets derived from principal
transactions	(62)	(1,281)	(9,057)	(26)
Total increase (decrease)	310	291	(2,171)	135
Net assets at December 31, 2009	1,595	5,429	46,669	1,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	14	(338)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(175)	(835)	(2,960)	(173)
Net unrealized appreciation (depreciation)
of investments	394	1,324	6,835	272
Net increase (decrease) in net assets from operations	214	503	3,537	95
Changes from principal transactions:
Total unit transactions	(286)	(1,232)	(9,396)	(292)
Increase (decrease) in assets derived from principal
transactions	(286)	(1,232)	(9,396)	(292)
Total increase (decrease)	(72)	(729)	(5,859)	(197)
Net assets at December 31, 2010	$1,523	$4,700	$40,810	$1,091

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Pioneer	ING Pioneer
	ING MFS	ING PIMCO	Equity Income	Fund
	Utilities	High Yield	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2009	$2,161	$1,748	$3,765	$10,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	226	(26)	25
Total realized gain (loss) on investments
and capital gains distributions	(645)	(214)	(842)	(695)
Net unrealized appreciation (depreciation)
of investments	1,101	1,210	1,187	2,808
Net increase (decrease) in net assets from operations	548	1,222	319	2,138
Changes from principal transactions:
Total unit transactions	(471)	1,560	(982)	(897)
Increase (decrease) in assets derived from principal
transactions	(471)	1,560	(982)	(897)
Total increase (decrease)	77	2,782	(663)	1,241
Net assets at December 31, 2009	2,238	4,530	3,102	11,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	289	56	3
Total realized gain (loss) on investments
and capital gains distributions	(274)	410	(200)	(448)
Net unrealized appreciation (depreciation)
of investments	501	(144)	684	1,817
Net increase (decrease) in net assets from operations	271	555	540	1,372
Changes from principal transactions:
Total unit transactions	(20)	(358)	(212)	(1,849)
Increase (decrease) in assets derived from principal
transactions	(20)	(358)	(212)	(1,849)
Total increase (decrease)	251	197	328	(477)
Net assets at December 31, 2010	$2,489	$4,727	$3,430	$10,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING
	ING Pioneer		ING	Retirement
	Mid Cap Value	ING Pioneer	Retirement	Moderate
	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2009	$2,428	$700	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	-	(13)	(17)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(253)	3	3
Net unrealized appreciation (depreciation)
of investments	867	378	109	125
Net increase (decrease) in net assets from operations	526	125	99	111
Changes from principal transactions:
Total unit transactions	(334)	(88)	5,526	7,553
Increase (decrease) in assets derived from principal
transactions	(334)	(88)	5,526	7,553
Total increase (decrease)	192	37	5,625	7,664
Net assets at December 31, 2009	2,620	737	5,625	7,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(3)	(45)	(49)
Total realized gain (loss) on investments
and capital gains distributions	(176)	(37)	37	87
Net unrealized appreciation (depreciation)
of investments	588	152	522	574
Net increase (decrease) in net assets from operations	419	112	514	612
Changes from principal transactions:
Total unit transactions	(244)	(18)	(601)	(1,823)
Increase (decrease) in assets derived from principal
transactions	(244)	(18)	(601)	(1,823)
Total increase (decrease)	175	94	(87)	(1,211)
Net assets at December 31, 2010	$2,795	$831	$5,538	$6,453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING T. Rowe	ING T. Rowe
	Retirement	Price Capital	Price Equity	ING Templeton
	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$-	$7,963	$4,389	$438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	104	45	4
Total realized gain (loss) on investments
and capital gains distributions	3	(1,192)	(1,167)	(101)
Net unrealized appreciation (depreciation)
of investments	124	3,633	2,239	215
Net increase (decrease) in net assets from operations	106	2,545	1,117	118
Changes from principal transactions:
Total unit transactions	8,922	512	551	(67)
Increase (decrease) in assets derived from principal
transactions	8,922	512	551	(67)
Total increase (decrease)	9,028	3,057	1,668	51
Net assets at December 31, 2009	9,028	11,020	6,057	489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	80	36	-
Total realized gain (loss) on investments
and capital gains distributions	161	(671)	(758)	(107)
Net unrealized appreciation (depreciation)
of investments	522	1,956	1,404	120
Net increase (decrease) in net assets from operations	627	1,365	682	13
Changes from principal transactions:
Total unit transactions	(2,481)	(941)	(948)	(175)
Increase (decrease) in assets derived from principal
transactions	(2,481)	(941)	(948)	(175)
Total increase (decrease)	(1,854)	424	(266)	(162)
Net assets at December 31, 2010	$7,174	$11,444	$5,791	$327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small
	Index	Income	HealthCare	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$-	$835	$666	$123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(4)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	(205)	(196)	(53)
Net unrealized appreciation (depreciation)
of investments	-	373	239	134
Net increase (decrease) in net assets from operations	-	171	39	80
Changes from principal transactions:
Total unit transactions	-	(141)	(422)	113
Increase (decrease) in assets derived from principal
transactions	-	(141)	(422)	113
Total increase (decrease)	-	30	(383)	193
Net assets at December 31, 2009	-	865	283	316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(5)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	8	(47)	1	33
Net unrealized appreciation (depreciation)
of investments	6	139	14	(63)
Net increase (decrease) in net assets from operations	15	87	13	(30)
Changes from principal transactions:
Total unit transactions	45	(95)	(82)	(286)
Increase (decrease) in assets derived from principal
transactions	45	(95)	(82)	(286)
Total increase (decrease)	60	(8)	(69)	(316)
Net assets at December 31, 2010	$60	$857	$214	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING American
	ING Money	ING Money	Century Small-
	Market	Market	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Class I	Class S	Service Class	Service Class
Net assets at January 1, 2009	$207,378	$-	$1,200	$266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,621)	-	12	(2)
Total realized gain (loss) on investments
and capital gains distributions	73	-	(248)	(23)
Net unrealized appreciation (depreciation)
of investments	-	-	626	107
Net increase (decrease) in net assets from operations	(1,548)	-	390	82
Changes from principal transactions:
Total unit transactions	(65,472)	-	(281)	(10)
Increase (decrease) in assets derived from principal
transactions	(65,472)	-	(281)	(10)
Total increase (decrease)	(67,020)	-	109	72
Net assets at December 31, 2009	140,358	-	1,309	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,386)	(1)	7	(2)
Total realized gain (loss) on investments
and capital gains distributions	276	-	(18)	(33)
Net unrealized appreciation (depreciation)
of investments	-	-	360	32
Net increase (decrease) in net assets from operations	(1,110)	(1)	349	(3)
Changes from principal transactions:
Total unit transactions	(41,577)	314	586	(335)
Increase (decrease) in assets derived from principal
transactions	(41,577)	314	586	(335)
Total increase (decrease)	(42,687)	313	935	(338)
Net assets at December 31, 2010	$97,671	$313	$2,244	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Growth	Value	York Venture	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$2,765	$761	$2,118	$1,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	1	(9)	7
Total realized gain (loss) on investments
and capital gains distributions	(275)	(114)	(548)	(157)
Net unrealized appreciation (depreciation)
of investments	1,154	254	1,202	496
Net increase (decrease) in net assets from operations	852	141	645	346
Changes from principal transactions:
Total unit transactions	(282)	(239)	(282)	(112)
Increase (decrease) in assets derived from principal
transactions	(282)	(239)	(282)	(112)
Total increase (decrease)	570	(98)	363	234
Net assets at December 31, 2009	3,335	663	2,481	1,764

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	-	(16)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(39)	(185)	(196)
Net unrealized appreciation (depreciation)
of investments	822	168	453	535
Net increase (decrease) in net assets from operations	780	129	252	337
Changes from principal transactions:
Total unit transactions	(415)	(73)	(113)	(356)
Increase (decrease) in assets derived from principal
transactions	(415)	(73)	(113)	(356)
Total increase (decrease)	365	56	139	(19)
Net assets at December 31, 2010	$3,700	$719	$2,620	$1,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Legg		ING	ING
	Mason		Oppenheimer	Oppenheimer
	ClearBridge	ING	Global	Global
	Aggressive	Oppenheimer	Strategic	Strategic
	Growth	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2009	$16,298	$76,622	$44,027	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(212)	1,043	1,156	3
Total realized gain (loss) on investments
and capital gains distributions	439	(1,495)	(694)	(1)
Net unrealized appreciation (depreciation)
of investments	4,349	26,495	7,170	20
Net increase (decrease) in net assets from operations	4,576	26,043	7,632	22
Changes from principal transactions:
Total unit transactions	(2,199)	(11,001)	(7,929)	70
Increase (decrease) in assets derived from principal
transactions	(2,199)	(11,001)	(7,929)	70
Total increase (decrease)	2,377	15,042	(297)	92
Net assets at December 31, 2009	18,675	91,664	43,730	108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(235)	405	841	2
Total realized gain (loss) on investments
and capital gains distributions	915	499	1,275	-
Net unrealized appreciation (depreciation)
of investments	3,283	11,231	3,922	13
Net increase (decrease) in net assets from operations	3,963	12,135	6,038	15
Changes from principal transactions:
Total unit transactions	(2,105)	(11,679)	(5,160)	(8)
Increase (decrease) in assets derived from principal
transactions	(2,105)	(11,679)	(5,160)	(8)
Total increase (decrease)	1,858	456	878	7
Net assets at December 31, 2010	$20,533	$92,120	$44,608	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2009	$9,940	$12,668	$2,423	$1,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	294	1,054	90	45
Total realized gain (loss) on investments
and capital gains distributions	482	(769)	(100)	(257)
Net unrealized appreciation (depreciation)
of investments	555	7,802	565	574
Net increase (decrease) in net assets from operations	1,331	8,087	555	362
Changes from principal transactions:
Total unit transactions	3,067	(1,370)	327	180
Increase (decrease) in assets derived from principal
transactions	3,067	(1,370)	327	180
Total increase (decrease)	4,398	6,717	882	542
Net assets at December 31, 2009	14,338	19,385	3,305	2,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	368	943	51	18
Total realized gain (loss) on investments
and capital gains distributions	347	686	(42)	(51)
Net unrealized appreciation (depreciation)
of investments	262	1,442	341	306
Net increase (decrease) in net assets from operations	977	3,071	350	273
Changes from principal transactions:
Total unit transactions	(113)	(2,795)	54	122
Increase (decrease) in assets derived from principal
transactions	(113)	(2,795)	54	122
Total increase (decrease)	864	276	404	395
Net assets at December 31, 2010	$15,202	$19,661	$3,709	$2,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$1,196	$764	$1,349	$32,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	16	71	(265)
Total realized gain (loss) on investments
and capital gains distributions	(120)	(27)	(134)	(2,117)
Net unrealized appreciation (depreciation)
of investments	526	269	264	15,853
Net increase (decrease) in net assets from operations	446	258	201	13,471
Changes from principal transactions:
Total unit transactions	697	178	(114)	(3,996)
Increase (decrease) in assets derived from principal
transactions	697	178	(114)	(3,996)
Total increase (decrease)	1,143	436	87	9,475
Net assets at December 31, 2009	2,339	1,200	1,436	42,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	4	24	(375)
Total realized gain (loss) on investments
and capital gains distributions	(96)	(122)	70	(154)
Net unrealized appreciation (depreciation)
of investments	464	203	(5)	11,138
Net increase (decrease) in net assets from operations	381	85	89	10,609
Changes from principal transactions:
Total unit transactions	551	(345)	(646)	(4,305)
Increase (decrease) in assets derived from principal
transactions	551	(345)	(646)	(4,305)
Total increase (decrease)	932	(260)	(557)	6,304
Net assets at December 31, 2010	$3,271	$940	$879	$48,429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe		ING	ING UBS U.S.
	Price Growth	ING Templeton	Thornburg	Large Cap
	Equity	Foreign Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$25,211	$18,241	$13,421	$15,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(303)	(211)	5	36
Total realized gain (loss) on investments
and capital gains distributions	376	(2,245)	65	(655)
Net unrealized appreciation (depreciation)
of investments	9,652	7,347	5,152	4,612
Net increase (decrease) in net assets from operations	9,725	4,891	5,222	3,993
Changes from principal transactions:
Total unit transactions	(3,147)	(2,062)	(1,293)	(2,674)
Increase (decrease) in assets derived from principal
transactions	(3,147)	(2,062)	(1,293)	(2,674)
Total increase (decrease)	6,578	2,829	3,929	1,319
Net assets at December 31, 2009	31,789	21,070	17,350	16,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(372)	228	61	(52)
Total realized gain (loss) on investments
and capital gains distributions	845	(1,358)	919	93
Net unrealized appreciation (depreciation)
of investments	3,932	2,480	578	1,702
Net increase (decrease) in net assets from operations	4,405	1,350	1,558	1,743
Changes from principal transactions:
Total unit transactions	(3,763)	(2,785)	(1,696)	(2,589)
Increase (decrease) in assets derived from principal
transactions	(3,763)	(2,785)	(1,696)	(2,589)
Total increase (decrease)	642	(1,435)	(138)	(846)
Net assets at December 31, 2010	$32,431	$19,635	$17,212	$15,770

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Allocation	Allocation
	Comstock	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class I
Net assets at January 1, 2009	$1,370	$67,293	$8,278	$8,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	436	573	754
Total realized gain (loss) on investments
and capital gains distributions	(475)	(3,284)	(886)	(893)
Net unrealized appreciation (depreciation)
of investments	691	15,032	1,547	1,880
Net increase (decrease) in net assets from operations	229	12,184	1,234	1,741
Changes from principal transactions:
Total unit transactions	(574)	(12,682)	(818)	(1,485)
Increase (decrease) in assets derived from principal
transactions	(574)	(12,682)	(818)	(1,485)
Total increase (decrease)	(345)	(498)	416	256
Net assets at December 31, 2009	1,025	66,795	8,694	8,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	371	274	217
Total realized gain (loss) on investments
and capital gains distributions	(136)	(505)	(439)	(826)
Net unrealized appreciation (depreciation)
of investments	277	6,484	979	1,551
Net increase (decrease) in net assets from operations	146	6,350	814	942
Changes from principal transactions:
Total unit transactions	(234)	(11,310)	(603)	(908)
Increase (decrease) in assets derived from principal
transactions	(234)	(11,310)	(603)	(908)
Total increase (decrease)	(88)	(4,960)	211	34
Net assets at December 31, 2010	$937	$61,835	$8,905	$8,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Strategic Allocation	ING Growth
	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Series 5	Series 6
Net assets at January 1, 2009	$9,608	$186,679	$1,685	$22,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	743	761	31	74
Total realized gain (loss) on investments
and capital gains distributions	(932)	(5,761)	(72)	(1,088)
Net unrealized appreciation (depreciation)
of investments	1,817	54,072	38	947
Net increase (decrease) in net assets from operations	1,628	49,072	(3)	(67)
Changes from principal transactions:
Total unit transactions	(1,191)	(20,232)	(201)	(3,883)
Increase (decrease) in assets derived from principal
transactions	(1,191)	(20,232)	(201)	(3,883)
Total increase (decrease)	437	28,840	(204)	(3,950)
Net assets at December 31, 2009	10,045	215,519	1,481	18,495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	294	(15)	3	64
Total realized gain (loss) on investments
and capital gains distributions	(969)	1,090	(40)	(844)
Net unrealized appreciation (depreciation)
of investments	1,666	25,612	43	833
Net increase (decrease) in net assets from operations	991	26,687	6	53
Changes from principal transactions:
Total unit transactions	(441)	(16,933)	(110)	(3,345)
Increase (decrease) in assets derived from principal
transactions	(441)	(16,933)	(110)	(3,345)
Total increase (decrease)	550	9,754	(104)	(3,292)
Net assets at December 31, 2010	$10,595	$225,273	$1,377	$15,203

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2009	$12,593	$10,922	$8,130	$6,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	49	42	57
Total realized gain (loss) on investments
and capital gains distributions	(571)	(663)	(343)	(415)
Net unrealized appreciation (depreciation)
of investments	393	596	274	180
Net increase (decrease) in net assets from operations	(117)	(18)	(27)	(178)
Changes from principal transactions:
Total unit transactions	(1,890)	(2,221)	(1,059)	(1,565)
Increase (decrease) in assets derived from principal
transactions	(1,890)	(2,221)	(1,059)	(1,565)
Total increase (decrease)	(2,007)	(2,239)	(1,086)	(1,743)
Net assets at December 31, 2009	10,586	8,683	7,044	4,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	42	26	42
Total realized gain (loss) on investments
and capital gains distributions	(582)	(331)	(295)	(144)
Net unrealized appreciation (depreciation)
of investments	619	348	405	212
Net increase (decrease) in net assets from operations	73	59	136	110
Changes from principal transactions:
Total unit transactions	(1,864)	(1,162)	(1,018)	(549)
Increase (decrease) in assets derived from principal
transactions	(1,864)	(1,162)	(1,018)	(549)
Total increase (decrease)	(1,791)	(1,103)	(882)	(439)
Net assets at December 31, 2010	$8,795	$7,580	$6,162	$4,340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2009	$8,130	$20,401	$19,436	$21,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	265	325	387
Total realized gain (loss) on investments
and capital gains distributions	(557)	(1,488)	(354)	(123)
Net unrealized appreciation (depreciation)
of investments	192	712	(694)	(825)
Net increase (decrease) in net assets from operations	(206)	(511)	(723)	(561)
Changes from principal transactions:
Total unit transactions	(1,900)	(4,304)	(4,261)	(7,952)
Increase (decrease) in assets derived from principal
transactions	(1,900)	(4,304)	(4,261)	(7,952)
Total increase (decrease)	(2,106)	(4,815)	(4,984)	(8,513)
Net assets at December 31, 2009	6,024	15,586	14,452	12,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	157	116	253
Total realized gain (loss) on investments
and capital gains distributions	(343)	(1,049)	(127)	(25)
Net unrealized appreciation (depreciation)
of investments	469	1,471	685	361
Net increase (decrease) in net assets from operations	175	579	674	589
Changes from principal transactions:
Total unit transactions	(1,254)	(3,377)	(2,420)	(3,483)
Increase (decrease) in assets derived from principal
transactions	(1,254)	(3,377)	(2,420)	(3,483)
Total increase (decrease)	(1,079)	(2,798)	(1,746)	(2,894)
Net assets at December 31, 2010	$4,945	$12,788	$12,706	$9,684

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock	ING Euro
	Science and	STOXX 50
	Technology	Index	ING Index Plus	ING Index Plus
	Opportunities	Portfolio -	LargeCap	MidCap
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class I	Class	Class I	Class I
Net assets at January 1, 2009	$3,743	$-	$79,909	$7,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	-	1,552	74
Total realized gain (loss) on investments
and capital gains distributions	(185)	-	(3,224)	(608)
Net unrealized appreciation (depreciation)
of investments	2,199	-	16,931	2,701
Net increase (decrease) in net assets from operations	1,963	-	15,259	2,167
Changes from principal transactions:
Total unit transactions	(50)	-	(10,807)	(682)
Increase (decrease) in assets derived from principal
transactions	(50)	-	(10,807)	(682)
Total increase (decrease)	1,913	-	4,452	1,485
Net assets at December 31, 2009	5,656	-	84,361	9,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	-	670	29
Total realized gain (loss) on investments
and capital gains distributions	(104)	-	(2,462)	(480)
Net unrealized appreciation (depreciation)
of investments	1,164	5	10,778	2,226
Net increase (decrease) in net assets from operations	996	5	8,986	1,775
Changes from principal transactions:
Total unit transactions	272	29	(16,075)	(1,206)
Increase (decrease) in assets derived from principal
transactions	272	29	(16,075)	(1,206)
Total increase (decrease)	1,268	34	(7,089)	569
Net assets at December 31, 2010	$6,924	$34	$77,272	$9,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Opportunistic Large Cap Portfolio - Class I

Net assets at January 1, 2009	$3,465	$211	$-	$4,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	(58)	-	54
Total realized gain (loss) on investments
and capital gains distributions	(347)	23	2	(643)
Net unrealized appreciation (depreciation)
of investments	1,080	1,073	3	1,931
Net increase (decrease) in net assets from operations	769	1,038	5	1,342
Changes from principal transactions:
Total unit transactions	(295)	10,608	37	7,464
Increase (decrease) in assets derived from principal
transactions	(295)	10,608	37	7,464
Total increase (decrease)	474	11,646	42	8,806
Net assets at December 31, 2009	3,939	11,857	42	13,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	268	-	160
Total realized gain (loss) on investments
and capital gains distributions	(365)	145	-	(1,279)
Net unrealized appreciation (depreciation)
of investments	1,154	161	1	243
Net increase (decrease) in net assets from operations	786	574	1	(876)
Changes from principal transactions:
Total unit transactions	(620)	(2,159)	10	(12,612)
Increase (decrease) in assets derived from principal
transactions	(620)	(2,159)	10	(12,612)
Total increase (decrease)	166	(1,585)	11	(13,488)
Net assets at December 31, 2010	$4,105	$10,272	$53	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$-	$641	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(165)	(115)	(56)	(10)
Total realized gain (loss) on investments
and capital gains distributions	270	321	188	20
Net unrealized appreciation (depreciation)
of investments	4,353	3,039	1,582	238
Net increase (decrease) in net assets from operations	4,458	3,245	1,714	248
Changes from principal transactions:
Total unit transactions	24,450	16,229	8,470	1,320
Increase (decrease) in assets derived from principal
transactions	24,450	16,229	8,470	1,320
Total increase (decrease)	28,908	19,474	10,184	1,568
Net assets at December 31, 2009	28,908	20,115	10,184	1,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(159)	431	40	1
Total realized gain (loss) on investments
and capital gains distributions	736	686	1,260	175
Net unrealized appreciation (depreciation)
of investments	2,292	751	(416)	(41)
Net increase (decrease) in net assets from operations	2,869	1,868	884	135
Changes from principal transactions:
Total unit transactions	(3,925)	(2,972)	(2,447)	(156)
Increase (decrease) in assets derived from principal
transactions	(3,925)	(2,972)	(2,447)	(156)
Total increase (decrease)	(1,056)	(1,104)	(1,563)	(21)
Net assets at December 31, 2010	$27,852	$19,011	$8,621	$1,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small
	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2009	$-	$29	$35	$27,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(1)	(143)
Total realized gain (loss) on investments
and capital gains distributions	1	-	(9)	(2,713)
Net unrealized appreciation (depreciation)
of investments	10	39	38	9,234
Net increase (decrease) in net assets from operations	11	38	28	6,378
Changes from principal transactions:
Total unit transactions	90	92	60	(3,347)
Increase (decrease) in assets derived from principal
transactions	90	92	60	(3,347)
Total increase (decrease)	101	130	88	3,031
Net assets at December 31, 2009	101	159	123	30,900

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(1)	(195)
Total realized gain (loss) on investments
and capital gains distributions	6	28	38	(2,021)
Net unrealized appreciation (depreciation)
of investments	17	5	(9)	8,641
Net increase (decrease) in net assets from operations	22	33	28	6,425
Changes from principal transactions:
Total unit transactions	244	68	222	(4,038)
Increase (decrease) in assets derived from principal
transactions	244	68	222	(4,038)
Total increase (decrease)	266	101	250	2,387
Net assets at December 31, 2010	$367	$260	$373	$33,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
	ING U.S. Bond	International	ING MidCap	ING MidCap
	Index	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$96	$3,607	$498	$2,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	23	(3)	(29)
Total realized gain (loss) on investments
and capital gains distributions	15	(1,727)	(133)	125
Net unrealized appreciation (depreciation)
of investments	4	2,308	280	809
Net increase (decrease) in net assets from operations	28	604	144	905
Changes from principal transactions:
Total unit transactions	551	(891)	(119)	(636)
Increase (decrease) in assets derived from principal
transactions	551	(891)	(119)	(636)
Total increase (decrease)	579	(287)	25	269
Net assets at December 31, 2009	675	3,320	523	2,989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	26	-	(20)
Total realized gain (loss) on investments
and capital gains distributions	39	(900)	22	256
Net unrealized appreciation (depreciation)
of investments	(16)	872	302	534
Net increase (decrease) in net assets from operations	43	(2)	324	770
Changes from principal transactions:
Total unit transactions	587	(1,446)	1,146	(282)
Increase (decrease) in assets derived from principal
transactions	587	(1,446)	1,146	(282)
Total increase (decrease)	630	(1,448)	1,470	488
Net assets at December 31, 2010	$1,305	$1,872	$1,993	$3,477

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Invesco V.I.
	ING SmallCap	ING SmallCap	Capital	Invesco V.I.
	Opportunities	Opportunities	Appreciation	Core Equity
	Portfolio -	Portfolio -	Fund - Series I	Fund - Series I
	Class I	Class S	Shares	Shares
Net assets at January 1, 2009	$522	$1,876	$523	$1,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(22)	(1)	13
Total realized gain (loss) on investments
and capital gains distributions	(182)	(167)	(37)	(50)
Net unrealized appreciation (depreciation)
of investments	206	658	140	354
Net increase (decrease) in net assets from operations	21	469	102	317
Changes from principal transactions:
Total unit transactions	(223)	(341)	23	151
Increase (decrease) in assets derived from principal
transactions	(223)	(341)	23	151
Total increase (decrease)	(202)	128	125	468
Net assets at December 31, 2009	320	2,004	648	1,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(24)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	123	(27)	(30)	(27)
Net unrealized appreciation (depreciation)
of investments	2	615	118	153
Net increase (decrease) in net assets from operations	121	564	88	125
Changes from principal transactions:
Total unit transactions	411	(103)	(87)	(122)
Increase (decrease) in assets derived from principal
transactions	411	(103)	(87)	(122)
Total increase (decrease)	532	461	1	3
Net assets at December 31, 2010	$852	$2,465	$649	$1,555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares

Net assets at January 1, 2009	$16	$1	$3	$5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	3	1	-	2
Net increase (decrease) in net assets from operations	4	1	-	1
Changes from principal transactions:
Total unit transactions	(7)	-	-	(4)
Increase (decrease) in assets derived from principal
transactions	(7)	-	-	(4)
Total increase (decrease)	(3)	1	-	(3)
Net assets at December 31, 2009	13	2	3	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	-	-	-
Net increase (decrease) in net assets from operations	1	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Increase (decrease) in assets derived from principal
transactions	-	-	-	-
Total increase (decrease)	1	-	-	-
Net assets at December 31, 2010	$14	$2	$3	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Oppenheimer Global Securities/VA	Oppenheimer Main Street Fund®/VA

Net assets at January 1, 2009	$2	$2,000	$47	$255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	1	2
Total realized gain (loss) on investments
and capital gains distributions	-	(594)	-	(14)
Net unrealized appreciation (depreciation)
of investments	1	980	17	76
Net increase (decrease) in net assets from operations	1	379	18	64
Changes from principal transactions:
Total unit transactions	(2)	(278)	(3)	(31)
Increase (decrease) in assets derived from principal
transactions	(2)	(278)	(3)	(31)
Total increase (decrease)	(1)	101	15	33
Net assets at December 31, 2009	1	2,101	62	288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	(146)	(2)	(9)
Net unrealized appreciation (depreciation)
of investments	-	655	10	47
Net increase (decrease) in net assets from operations	-	499	9	38
Changes from principal transactions:
Total unit transactions	-	(50)	(8)	(40)
Increase (decrease) in assets derived from principal
transactions	-	(50)	(8)	(40)
Total increase (decrease)	-	449	1	(2)
Net assets at December 31, 2010	$1	$2,550	$63	$286

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I

Net assets at January 1, 2009	$382	$37	$5,888	$1,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	167	7
Total realized gain (loss) on investments
and capital gains distributions	(26)	(22)	157	(702)
Net unrealized appreciation (depreciation)
of investments	173	31	821	1,653
Net increase (decrease) in net assets from operations	147	8	1,145	958
Changes from principal transactions:
Total unit transactions	57	150	1,679	829
Increase (decrease) in assets derived from principal
transactions	57	150	1,679	829
Total increase (decrease)	204	158	2,824	1,787
Net assets at December 31, 2009	586	195	8,712	2,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2)	48	(12)
Total realized gain (loss) on investments
and capital gains distributions	(11)	36	335	258
Net unrealized appreciation (depreciation)
of investments	149	1	147	207
Net increase (decrease) in net assets from operations	136	35	530	453
Changes from principal transactions:
Total unit transactions	149	(175)	(2,188)	1,090
Increase (decrease) in assets derived from principal
transactions	149	(175)	(2,188)	1,090
Total increase (decrease)	285	(140)	(1,658)	1,543
Net assets at December 31, 2010	$871	$55	$7,054	$4,363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger International	Wanger Select

Net assets at January 1, 2009	$308	$-	$406	$1,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(2)	23	(17)
Total realized gain (loss) on investments
and capital gains distributions	(124)	1	(13)	(652)
Net unrealized appreciation (depreciation)
of investments	252	100	224	1,708
Net increase (decrease) in net assets from operations	152	99	234	1,039
Changes from principal transactions:
Total unit transactions	91	609	773	74
Increase (decrease) in assets derived from principal
transactions	91	609	773	74
Total increase (decrease)	243	708	1,007	1,113
Net assets at December 31, 2009	551	708	1,413	2,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	-	27	(7)
Total realized gain (loss) on investments
and capital gains distributions	16	167	66	(115)
Net unrealized appreciation (depreciation)
of investments	39	(100)	238	801
Net increase (decrease) in net assets from operations	79	67	331	679
Changes from principal transactions:
Total unit transactions	(128)	(775)	246	(17)
Increase (decrease) in assets derived from principal
transactions	(128)	(775)	246	(17)
Total increase (decrease)	(49)	(708)	577	662
Net assets at December 31, 2010	$502	$-	$1,990	$3,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

Wanger USA
Net assets at January 1, 2009	$231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(107)
Net unrealized appreciation (depreciation)
of investments	219
Net increase (decrease) in net assets from operations	110
Changes from principal transactions:
Total unit transactions	91
Increase (decrease) in assets derived from principal
transactions	91
Total increase (decrease)	201
Net assets at December 31, 2009	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)
Total realized gain (loss) on investments
and capital gains distributions	17
Net unrealized appreciation (depreciation)
of investments	103
Net increase (decrease) in net assets from operations	115
Changes from principal transactions:
Total unit transactions	260
Increase (decrease) in assets derived from principal
transactions	260
Total increase (decrease)	375
Net assets at December 31, 2010	$807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2010, the Account had 137 investment divisions (the “Divisions”), 34 of which invest in independently managed mutual funds and 103 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010 and related Trusts are as follows:

American Funs Insurance Series:
  American Funds Insurance Series® International Fund - Class 2**
  Calvert Variable Series, Inc.:
  Calvert VP SRI Balanced Portfolio

Federated Insurance Series:
  Federated Capital Appreciation Fund II - Primary Shares**
  Federated Capital Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond Fund II - Primary Shares

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Federated Insurance Series (continued):
  Federated Kaufmann Fund II - Primary Shares**
  Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® VIP Growth Portfolio - Initial Class
  Fidelity® VIP High Income Portfolio - Initial Class
  Fidelity® VIP Overseas Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Artio Foreign Portfolio - Service Class
  ING BlackRock Inflation Protected Bond Portfolio - Institutional Class**
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Service Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class
  ING Franklin Income Portfolio - Service Class
  ING Franklin Mutual Shares Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Janus Contrarian Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Service Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Service Class
  ING Marsico Growth Portfolio - Service Class

ING Investors Trust (continued):
  ING Marsico International Opportunities Portfolio - Service Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO High Yield Portfolio - Service Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Retirement Growth Portfolio - Adviser Class*
  ING Retirement Moderate Growth Portfolio - Adviser Class*
  ING Retirement Moderate Portfolio - Adviser Class*
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Templeton Global Growth Portfolio - Service Class
  ING U.S. Stock Index Portfolio - Service Class**
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Wells Fargo HealthCare Portfolio - Service Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
  ING Money Market Portfolio - Class S**
ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Columbia Small Cap Value Portfolio - Service Class
  ING Davis New York Venture Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Thornburg Value Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 5
  ING GET U.S. Core Portfolio - Series 6
  ING GET U.S. Core Portfolio - Series 7
  ING GET U.S. Core Portfolio - Series 8
  ING GET U.S. Core Portfolio - Series 9
  ING GET U.S. Core Portfolio - Series 10
  ING GET U.S. Core Portfolio - Series 11
  ING GET U.S. Core Portfolio - Series 12
  ING GET U.S. Core Portfolio - Series 13
  ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Euro STOXX 50 Index Portfolio - Institutional Class**
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S*
  ING Russell™ Large Cap Growth Index Portfolio - Class I*
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I*
  ING Russell™ Large Cap Value Index Portfolio - Class S*
  ING Russell™ Mid Cap Growth Index Portfolio - Class S*

ING Variable Portfolios, Inc. (continued):
  ING Russell™ Mid Cap Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class S
  ING SmallCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class S
Invesco Variable Insurance Funds:
  Invesco V.I. Capital Appreciation Fund - Series I Shares
  Invesco V.I. Core Equity Fund - Series I Shares
Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Enterprise Portfolio - Institutional Shares
  Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
  Janus Aspen Series Janus Portfolio - Institutional Shares
  Janus Aspen Series Worldwide Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities/VA
  Oppenheimer Main Street Fund®/VA
  Oppenheimer Main Street Small Cap Fund®/VA
  Oppenheimer Small- & Mid-Cap Growth Fund/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
  Pioneer Emerging Markets VCT Portfolio - Class I
  Pioneer High Yield VCT Portfolio - Class I
  Wanger Advisors Trust:
  Wanger International
  Wanger Select
Wanger USA

* Division added to the list in 2009
** Division added to the list in 2010

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Calvert Variable Series, Inc.:	Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Investors Trust:	ING Investors Trust:
ING Large Cap Growth Portfolio - Institutional Class	ING Evergreen Omega Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Oppenheimer Global Strategic Income Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING U.S. Stock Index Portfolio - Service Class	ING Stock Index Portfolio - Service Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Dow Jones Euro STOXX 50 Index Portfolio - Institutional Class
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Capital Appreciation Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Oppenheimer MidCap Fund/VA

During 2010, the following Divisions were closed to contractowners:

Federated Insurance Series:
      Federated Clover Value Fund II - Primary Shares Federated Equity Income Fund II
      Federated International Equity Fund II Federated Mid Cap Growth Strategies Fund II

ING Investors Trust:
       ING Wells Fargo Small Cap Disciplined Portfolio - Service Class

ING Partners, Inc.:
       ING Baron Asset Portfolio - Service Class

ING Variable Portfolios, Inc.:
       ING Opportunistic Large Cap Portfolio - Class I

Premier VIT:
     Premier VIT OpCap Mid Cap Portfolio - Class I

The following fund had no activity for the year ended December 31, 2010, and was closed:

ING Variable Portfolios, Inc.:
     ING Opportunistic Large Cap Portfolio - Class S

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

The following Divisions were available to contractowners during 2010, but did not have any activity as of December 31, 2010:

		American Funds Insurance Series:	ING Partners, Inc. (continued):
		American Funds Insurance Series® Growth-Income	ING Templeton Foreign Equity Portfolio - Service
		Fund - Class 2	Class
		EuroPacific Growth Fund®:	ING Van Kampen Equity and Income Portfolio -
		American Funds EuroPacific Growth Fund® -	Service Class
		Class R-4	ING Variable Funds:
		Fidelity® Variable Insurance Products V:	ING Growth and Income Portfolio - Class S
		Fidelity® VIP Asset Manager Portfolio - Initial Class	ING Growth and Income Portfolio - Adviser Class
		The Growth Fund of America®, Inc.:	Oppenheimer Developing Markets Fund:
		American Funds The Growth Fund of America® -	Oppenheimer Developing Markets Fund - Class A
		Class R-4	Oppenheimer Variable Account Funds:
		ING Investors Trust:	Oppenheimer Strategic Bond Fund/VA
		ING BlackRock Large Cap Growth Portfolio - Service	Pax World Funds Series Trust I:
		Class	Pax World Balanced Fund - Individual Investor
		ING Global Resources Portfolio - Institutional Class	Class
		ING PIMCO High Yield Portfolio - Institutional Class	PIMCO Variable Insurance Trust:
		ING Retirement Moderate Growth Portfolio -	PIMCO VIT Foreign Bond Portfolio (Unhedged) -
		Institutional Class	Administrative Class
		ING U.S. Stock Index Portfolio - Institutional Class	Templeton Income Trust:
		ING Partners, Inc.:	Templeton Global Bond Fund - Class A
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class

2	.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended December 31, 2010 and 2009, were issued.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC

Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual Fund Investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2010.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level  2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2010, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® International Fund - Class 2	$4	$-	$-	$ -
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	89	480	209	353
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	7,553	1,546	-	-
Federated Capital Income Fund II	2,572	798	111	326
Federated Clover Value Fund II - Primary Shares	204	7,979	310	2,080
Federated Equity Income Fund II	140	2,320	136	492
Federated Fund for U.S. Government Securities II	232	595	97	397
Federated High Income Bond Fund II - Primary Shares	423	855	487	861
Federated International Equity Fund II	10	1,494	67	291
Federated Kaufmann Fund II - Primary Shares	2,383	525	-	-
Federated Mid Cap Growth Strategies Fund II	33	2,542	78	791
Federated Prime Money Fund II	1,511	1,054	1,305	1,549
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,025	12,340	2,018	11,438
Fidelity® VIP Growth Portfolio - Initial Class	1,119	1,847	309	1,593
Fidelity® VIP High Income Portfolio - Initial Class	15	30	461	396
Fidelity® VIP Overseas Portfolio - Initial Class	1,011	2,036	823	951
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,057	22,093	4,286	20,151
Fidelity® VIP Index 500 Portfolio - Initial Class	1,034	3,982	1,437	4,123
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	40	113	88	98
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,128	1,883	755	690
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,418	12,170	4,550	15,156
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	10,430	19,047	25,841	26,612
ING Investors Trust:
ING American Funds Growth Portfolio	452	4,339	3,078	3,481
ING American Funds Growth-Income Portfolio	532	3,797	1,839	2,690
ING American Funds International Portfolio	682	4,225	4,354	3,439
ING Artio Foreign Portfolio - Service Class	846	3,452	1,800	2,738
ING BlackRock Inflation Protected Bond Portfolio - Institutional
Class	375	77	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	884	3,833	876	3,796
ING Clarion Global Real Estate Portfolio - Institutional Class	658	855	746	433

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Service Class	$234	$273	$210	$253
ING Clarion Real Estate Portfolio - Service Class	1,391	1,041	465	277
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,232	3,242	1,196	3,270
ING FMRSM Diversified Mid Cap Portfolio - Service Class	889	467	394	290
ING Franklin Income Portfolio - Service Class	793	1,372	1,529	1,250
ING Franklin Mutual Shares Portfolio - Service Class	233	937	371	399
ING Global Resources Portfolio - Service Class	1,846	3,673	1,894	1,636
ING Janus Contrarian Portfolio - Service Class	916	1,034	1,141	251
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	2,854	1,681	2,238	1,619
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	5,176	2,966	2,522	1,436
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	232	596	128	433
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	176	33	26	10
ING Large Cap Growth Portfolio - Institutional Class	864	1,989	893	1,593
ING Lord Abbett Growth and Income Portfolio - Institutional
Class	304	1,245	208	1,542
ING Lord Abbett Growth and Income Portfolio - Service Class	77	216	130	175
ING Marsico Growth Portfolio - Service Class	384	675	487	549
ING Marsico International Opportunities Portfolio - Service Class	504	1,722	332	1,608
ING MFS Total Return Portfolio - Institutional Class	726	10,461	2,292	10,702
ING MFS Total Return Portfolio - Service Class	189	485	422	427
ING MFS Utilities Portfolio - Service Class	682	659	491	869
ING PIMCO High Yield Portfolio - Service Class	2,115	2,184	2,892	1,105
ING Pioneer Equity Income Portfolio - Institutional Class	528	683	431	1,439
ING Pioneer Fund Portfolio - Institutional Class	2,318	4,165	1,355	2,227
ING Pioneer Mid Cap Value Portfolio - Institutional Class	432	668	297	617
ING Pioneer Mid Cap Value Portfolio - Service Class	298	319	253	341
ING Retirement Growth Portfolio - Adviser Class	395	1,041	5,831	318
ING Retirement Moderate Growth Portfolio - Adviser Class	225	2,097	7,877	342
ING Retirement Moderate Portfolio - Adviser Class	1,123	3,660	9,334	434
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,065	2,926	2,934	2,316
ING T. Rowe Price Equity Income Portfolio - Service Class	988	1,900	2,085	1,488
ING Templeton Global Growth Portfolio - Service Class	84	259	70	134
ING U.S. Stock Index Portfolio - Service Class	192	147	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	38	138	175	313
ING Wells Fargo HealthCare Portfolio - Service Class	119	203	96	522
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	193	478	199	88
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	19,116	61,802	26,385	93,406
ING Money Market Portfolio - Class S	387	74	-	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	$738	$145	$275	$545
ING Baron Asset Portfolio - Service Class	2	339	18	30
ING Baron Small Cap Growth Portfolio - Service Class	390	837	420	730
ING Columbia Small Cap Value Portfolio - Service Class	327	400	41	279
ING Davis New York Venture Portfolio - Service Class	490	618	725	1,017
ING JPMorgan Mid Cap Value Portfolio - Service Class	357	715	231	312
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class	717	3,057	458	2,870
ING Oppenheimer Global Portfolio - Initial Class	2,778	14,053	4,431	12,950
ING Oppenheimer Global Strategic Income Portfolio - Initial
Class	7,927	12,246	4,836	11,608
ING Oppenheimer Global Strategic Income Portfolio - Service
Class	4	9	80	7
ING PIMCO Total Return Portfolio - Service Class	4,172	3,897	5,220	1,420
ING Pioneer High Yield Portfolio - Initial Class	4,224	6,076	4,998	5,315
ING Solution 2015 Portfolio - Service Class	424	320	866	421
ING Solution 2025 Portfolio - Service Class	457	318	694	468
ING Solution 2035 Portfolio - Service Class	957	393	926	188
ING Solution 2045 Portfolio - Service Class	352	692	312	110
ING Solution Income Portfolio - Service Class	331	953	849	887
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	1,231	5,911	790	5,050
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,447	5,582	1,804	5,255
ING Templeton Foreign Equity Portfolio - Initial Class	2,201	4,757	1,554	3,827
ING Thornburg Value Portfolio - Initial Class	2,133	3,768	1,604	2,893
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	480	3,121	481	3,119
ING Van Kampen Comstock Portfolio - Service Class	230	459	196	756
ING Van Kampen Equity and Income Portfolio - Initial Class	1,721	12,660	1,922	14,167
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,130	1,458	1,811	2,056
ING Strategic Allocation Growth Portfolio - Class I	512	1,203	1,628	1,894
ING Strategic Allocation Moderate Portfolio - Class I	1,815	1,962	1,819	1,984
ING Variable Funds:
ING Growth and Income Portfolio - Class I	17,723	34,671	13,004	32,475
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	26	134	62	232
ING GET U.S. Core Portfolio - Series 6	355	3,636	646	4,456
ING GET U.S. Core Portfolio - Series 7	355	2,182	264	2,092
ING GET U.S. Core Portfolio - Series 8	181	1,302	222	2,394
ING GET U.S. Core Portfolio - Series 9	139	1,130	183	1,200
ING GET U.S. Core Portfolio - Series 10	120	626	150	1,657

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 11	$142	$1,347	$294	$2,035
ING GET U.S. Core Portfolio - Series 12	398	3,618	572	4,611
ING GET U.S. Core Portfolio - Series 13	348	2,653	656	4,591
ING GET U.S. Core Portfolio - Series 14	438	3,667	786	8,351
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	2,302	2,094	1,629	1,730
ING Euro STOXX 50 Index Portfolio - Institutional Class	32	3	-	-
ING Index Plus LargeCap Portfolio - Class I	4,674	20,079	6,406	15,662
ING Index Plus MidCap Portfolio - Class I	526	1,704	445	1,052
ING Index Plus SmallCap Portfolio - Class I	459	1,081	292	551
ING International Index Portfolio - Class I	1,208	3,098	11,629	1,079
ING International Index Portfolio - Class S	19	10	56	19
ING Opportunistic Large Cap Portfolio - Class I	438	12,891	9,126	1,608
ING Russell™ Large Cap Growth Index Portfolio - Class I	504	4,588	27,255	2,970
ING Russell™ Large Cap Index Portfolio - Class I	2,406	4,947	18,026	1,912
ING Russell™ Large Cap Value Index Portfolio - Class I	1,514	3,013	9,784	1,370
ING Russell™ Large Cap Value Index Portfolio - Class S	209	214	1,470	160
ING Russell™ Mid Cap Growth Index Portfolio - Class S	281	36	109	20
ING Russell™ Mid Cap Index Portfolio - Class I	199	130	92	1
ING Russell™ Small Cap Index Portfolio - Class I	359	138	93	34
ING Small Company Portfolio - Class I	1,784	6,017	1,610	5,101
ING U.S. Bond Index Portfolio - Class I	1,295	690	812	247
ING Variable Products Trust:
ING International Value Portfolio - Class I	173	1,593	461	1,328
ING MidCap Opportunities Portfolio - Class I	1,418	272	126	249
ING MidCap Opportunities Portfolio - Class S	391	693	174	838
ING SmallCap Opportunities Portfolio - Class I	755	348	69	296
ING SmallCap Opportunities Portfolio - Class S	298	425	104	468
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	42	129	98	77
Invesco V.I. Core Equity Fund - Series I Shares	193	317	486	322
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	1	6
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	-	-	-	4
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	258	319	181	466

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	$1	$8	$2	$3
Oppenheimer Main Street Fund®/VA	3	44	5	34
Oppenheimer Main Street Small Cap Fund®/VA	236	90	102	44
Oppenheimer Small- & Mid-Cap Growth Fund/VA	436	613	294	145
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,492	4,567	5,987	3,809
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,232	1,155	2,845	2,009
Pioneer High Yield VCT Portfolio - Class I	93	196	316	201
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	409	1,184	611	4
Wanger Advisors Trust:
Wanger International	1,039	766	1,449	654
Wanger Select	710	734	1,298	1,241
Wanger USA	362	106	292	202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® International Fund - Class 2	290	-	290	-	-	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,380	24,069	(17,689)	14,851	38,693	(23,842)
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	698,991	141,963	557,028	-	-	-
Federated Capital Income Fund II	142,394	42,173	100,221	13	20,716	(20,703)
Federated Clover Value Fund II - Primary Shares	2,899	388,024	(385,125)	799	115,699	(114,900)
Federated Equity Income Fund II	1,299	168,427	(167,128)	420	38,414	(37,994)
Federated Fund for U.S. Government Securities II	6,880	28,772	(21,892)	158	20,472	(20,314)
Federated High Income Bond Fund II - Primary Shares	2,496	33,294	(30,798)	372	43,405	(43,033)
Federated International Equity Fund II	276	99,350	(99,074)	1,020	21,618	(20,598)
Federated Kaufmann Fund II - Primary Shares	221,247	46,291	174,956	-	-	-
Federated Mid Cap Growth Strategies Fund II	871	115,106	(114,235)	744	40,712	(39,968)
Federated Prime Money Fund II	111,832	75,698	36,134	94,937	111,757	(16,820)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	289,457	970,275	(680,818)	273,940	1,141,026	(867,086)
Fidelity® VIP Growth Portfolio - Initial Class	116,977	157,602	(40,625)	84,281	148,777	(64,496)
Fidelity® VIP High Income Portfolio - Initial Class	8,969	11,148	(2,179)	52,727	44,351	8,376
Fidelity® VIP Overseas Portfolio - Initial Class	59,163	119,285	(60,122)	85,872	95,732	(9,860)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	433,266	1,334,176	(900,910)	628,677	1,570,891	(942,214)
Fidelity® VIP Index 500 Portfolio - Initial Class	16,847	180,953	(164,106)	39,274	245,309	(206,035)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,115	6,177	(5,062)	1	4,478	(4,477)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	115,437	159,524	(44,087)	71,984	79,435	(7,451)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	173,770	670,363	(496,593)	123,503	898,954	(775,451)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,144,645	1,890,687	(746,042)	2,092,218	2,358,671	(266,453)
ING Investors Trust:
ING American Funds Growth Portfolio	147,453	486,341	(338,888)	277,156	543,521	(266,365)
ING American Funds Growth-Income Portfolio	97,831	433,819	(335,988)	199,214	425,532	(226,318)
ING American Funds International Portfolio	138,273	401,481	(263,208)	237,516	421,162	(183,646)
ING Artio Foreign Portfolio - Service Class	95,056	349,996	(254,940)	186,825	324,157	(137,332)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	35,269	7,252	28,017	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	181,753	539,064	(357,311)	190,264	625,964	(435,700)
ING Clarion Global Real Estate Portfolio - Institutional Class	86,513	121,479	(34,966)	98,855	68,330	30,525
ING Clarion Global Real Estate Portfolio - Service Class	31,561	44,066	(12,505)	35,469	43,225	(7,756)
ING Clarion Real Estate Portfolio - Service Class	228,750	196,986	31,764	78,663	64,129	14,534
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	210,859	399,335	(188,476)	246,515	523,391	(276,876)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	80,078	52,369	27,709	42,448	32,872	9,576
ING Franklin Income Portfolio - Service Class	77,979	150,930	(72,951)	215,074	210,719	4,355
ING Franklin Mutual Shares Portfolio - Service Class	40,388	115,650	(75,262)	65,643	66,760	(1,117)
ING Global Resources Portfolio - Service Class	244,937	419,898	(174,961)	323,567	296,460	27,107
ING Janus Contrarian Portfolio - Service Class	134,858	157,370	(22,512)	212,435	52,267	160,168
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	209,652	157,191	52,461	232,513	188,745	43,768
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	257,454	184,636	72,818	182,617	128,172	54,445
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	42,412	72,093	(29,681)	25,050	62,483	(37,433)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	13,316	3,097	10,219	2,312	935	1,377
ING Large Cap Growth Portfolio - Institutional Class	104,885	186,793	(81,908)	93,499	159,508	(66,009)
ING Lord Abbett Growth and Income Portfolio - Institutional Class	66,508	169,860	(103,352)	49,183	236,015	(186,832)
ING Lord Abbett Growth and Income Portfolio - Service Class	12,332	27,767	(15,435)	21,080	25,670	(4,590)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	40,566	71,968	(31,402)	74,585	82,980	(8,395)
ING Marsico International Opportunities Portfolio - Service Class	111,257	217,466	(106,209)	53,501	192,342	(138,841)
ING MFS Total Return Portfolio - Institutional Class	234,608	1,089,895	(855,287)	370,074	1,337,672	(967,598)
ING MFS Total Return Portfolio - Service Class	25,429	47,593	(22,164)	35,478	40,175	(4,697)
ING MFS Utilities Portfolio - Service Class	58,828	60,712	(1,884)	52,339	91,416	(39,077)
ING PIMCO High Yield Portfolio - Service Class	139,713	165,323	(25,610)	254,085	105,594	148,491
ING Pioneer Equity Income Portfolio - Institutional Class	72,737	98,172	(25,435)	166,042	340,651	(174,609)
ING Pioneer Fund Portfolio - Institutional Class	231,382	408,843	(177,461)	168,119	272,504	(104,385)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	67,059	92,594	(25,535)	53,856	97,088	(43,232)
ING Pioneer Mid Cap Value Portfolio - Service Class	47,740	50,307	(2,567)	51,790	66,134	(14,344)
ING Retirement Growth Portfolio - Adviser Class	65,215	129,291	(64,076)	633,277	33,374	599,903
ING Retirement Moderate Growth Portfolio - Adviser Class	41,628	226,481	(184,853)	854,517	59,018	795,499
ING Retirement Moderate Portfolio - Adviser Class	205,859	449,115	(243,256)	995,166	79,793	915,373
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	181,228	254,436	(73,208)	324,960	284,558	40,402
ING T. Rowe Price Equity Income Portfolio - Service Class	124,378	201,582	(77,204)	258,791	225,432	33,359
ING Templeton Global Growth Portfolio - Service Class	48,423	69,503	(21,080)	16,116	25,672	(9,556)
ING U.S. Stock Index Portfolio - Service Class	19,078	13,935	5,143	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	11,045	20,088	(9,043)	22,385	37,254	(14,869)
ING Wells Fargo HealthCare Portfolio - Service Class	46,222	53,338	(7,116)	24,224	68,498	(44,274)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	39,046	76,206	(37,160)	31,762	13,261	18,501
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	3,612,313	6,809,933	(3,197,620)	5,713,101	10,634,733	(4,921,632)
ING Money Market Portfolio - Class S	38,861	7,275	31,586	-	-	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	61,699	21,427	40,272	40,359	55,373	(15,014)
ING Baron Asset Portfolio - Service Class	334	40,020	(39,686)	2,824	4,752	(1,928)
ING Baron Small Cap Growth Portfolio - Service Class	50,417	78,768	(28,351)	66,262	97,489	(31,227)
ING Columbia Small Cap Value Portfolio - Service Class	42,006	52,614	(10,608)	22,323	55,869	(33,546)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	82,822	97,897	(15,075)	139,831	164,697	(24,866)
ING JPMorgan Mid Cap Value Portfolio - Service Class	29,300	61,305	(32,005)	66,213	57,313	8,900
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	109,880	317,684	(207,804)	68,170	333,603	(265,433)
ING Oppenheimer Global Portfolio - Initial Class	304,209	1,259,601	(955,392)	361,352	1,528,009	(1,166,657)
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	964,257	1,373,171	(408,914)	738,914	1,524,521	(785,607)
ING Oppenheimer Global Strategic Income Portfolio - Service Class	-	620	(620)	8,318	563	7,755
ING PIMCO Total Return Portfolio - Service Class	312,483	318,095	(5,612)	411,921	184,842	227,079
ING Pioneer High Yield Portfolio - Initial Class	379,388	600,756	(221,368)	558,294	690,660	(132,366)
ING Solution 2015 Portfolio - Service Class	39,617	34,828	4,789	85,865	54,725	31,140
ING Solution 2025 Portfolio - Service Class	43,202	32,509	10,693	94,029	76,134	17,895
ING Solution 2035 Portfolio - Service Class	99,332	42,487	56,845	108,568	26,722	81,846
ING Solution 2045 Portfolio - Service Class	37,160	72,055	(34,895)	41,522	18,629	22,893
ING Solution Income Portfolio - Service Class	20,737	77,576	(56,839)	45,268	57,471	(12,203)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	184,164	533,457	(349,293)	221,453	675,726	(454,273)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	103,190	261,068	(157,878)	158,459	310,627	(152,168)
ING Templeton Foreign Equity Portfolio - Initial Class	304,266	649,503	(345,237)	372,466	711,560	(339,094)
ING Thornburg Value Portfolio - Initial Class	165,842	273,917	(108,075)	143,357	276,675	(133,318)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	63,351	291,239	(227,888)	50,284	324,188	(273,904)
ING Van Kampen Comstock Portfolio - Service Class	16,522	34,715	(18,193)	24,019	86,403	(62,384)
ING Van Kampen Equity and Income Portfolio - Initial Class	153,573	1,128,815	(975,242)	277,154	1,577,239	(1,300,085)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	44,515	83,054	(38,539)	84,168	140,161	(55,993)
ING Strategic Allocation Growth Portfolio - Class I	13,738	81,190	(67,452)	35,818	172,862	(137,044)
ING Strategic Allocation Moderate Portfolio - Class I	96,134	123,773	(27,639)	50,859	147,962	(97,103)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1,671,662	2,586,747	(915,085)	1,402,356	2,163,221	(760,865)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	12,249	22,950	(10,701)	8,447	28,132	(19,685)
ING GET U.S. Core Portfolio - Series 6	84,099	408,334	(324,235)	48,310	427,379	(379,069)
ING GET U.S. Core Portfolio - Series 7	37,810	219,693	(181,883)	5,681	191,041	(185,360)
ING GET U.S. Core Portfolio - Series 8	9,261	121,291	(112,030)	11,515	230,339	(218,824)
ING GET U.S. Core Portfolio - Series 9	44	97,840	(97,796)	18,353	123,182	(104,829)
ING GET U.S. Core Portfolio - Series 10	141	53,512	(53,371)	8,470	164,985	(156,515)
ING GET U.S. Core Portfolio - Series 11	22,092	141,663	(119,571)	2,059	187,548	(185,489)
ING GET U.S. Core Portfolio - Series 12	29,847	351,555	(321,708)	2,465	425,873	(423,408)
ING GET U.S. Core Portfolio - Series 13	28,701	259,093	(230,392)	60,925	483,678	(422,753)
ING GET U.S. Core Portfolio - Series 14	70,821	404,076	(333,255)	1,106,881	1,906,670	(799,789)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	598,273	545,613	52,660	542,180	541,427	753
ING Euro STOXX 50 Index Portfolio - Institutional Class	3,928	302	3,626	-	-	-
ING Index Plus LargeCap Portfolio - Class I	728,151	2,186,850	(1,458,699)	1,279,906	2,757,182	(1,477,276)
ING Index Plus MidCap Portfolio - Class I	42,515	102,930	(60,415)	57,554	90,970	(33,416)
ING Index Plus SmallCap Portfolio - Class I	42,961	88,565	(45,604)	53,811	73,198	(19,387)
ING International Index Portfolio - Class I	125,044	330,349	(205,305)	1,056,564	102,833	953,731
ING International Index Portfolio - Class S	1,418	821	597	4,775	1,450	3,325
ING Opportunistic Large Cap Portfolio - Class I	20,436	963,690	(943,254)	731,488	122,505	608,983
ING Russell™ Large Cap Growth Index Portfolio - Class I	91,780	421,842	(330,062)	2,724,954	266,795	2,458,159
ING Russell™ Large Cap Index Portfolio - Class I	180,172	412,538	(232,366)	1,737,460	183,155	1,554,305
ING Russell™ Large Cap Value Index Portfolio - Class I	101,766	278,689	(176,923)	925,886	113,716	812,170
ING Russell™ Large Cap Value Index Portfolio - Class S	2,790	15,308	(12,518)	137,754	12,385	125,369
ING Russell™ Mid Cap Growth Index Portfolio - Class S	20,066	5,009	15,057	9,834	1,976	7,858
ING Russell™ Mid Cap Index Portfolio - Class I	19,562	15,869	3,693	16,541	2,210	14,331
ING Russell™ Small Cap Index Portfolio - Class I	33,574	15,063	18,511	13,743	4,745	8,998
ING Small Company Portfolio - Class I	132,154	323,791	(191,637)	166,607	388,193	(221,586)
ING U.S. Bond Index Portfolio - Class I	108,200	53,532	54,668	80,002	26,463	53,539

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	61,222	169,877	(108,655)	51,096	141,564	(90,468)
ING MidCap Opportunities Portfolio - Class I	91,197	16,051	75,146	19,819	33,072	(13,253)
ING MidCap Opportunities Portfolio - Class S	56,680	82,298	(25,618)	43,046	115,337	(72,291)
ING SmallCap Opportunities Portfolio - Class I	78,398	39,447	38,951	13,871	42,808	(28,937)
ING SmallCap Opportunities Portfolio - Class S	66,181	81,934	(15,753)	64,317	120,283	(55,966)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	4,959	14,831	(9,872)	15,047	12,433	2,614
Invesco V.I. Core Equity Fund - Series I Shares	21,358	33,045	(11,687)	75,788	55,158	20,630
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	-	175	(175)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	5	(5)	-	6	(6)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	5	3	2	4	290	(286)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-	56	(56)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	23,853	27,402	(3,549)	52,626	85,669	(33,043)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	344	(344)	-	132	(132)
Oppenheimer Main Street Fund®/VA	17,184	21,456	(4,272)	25	3,800	(3,775)
Oppenheimer Main Street Small Cap Fund®/VA	23,149	11,757	11,392	13,285	7,094	6,191
Oppenheimer Small- & Mid-Cap Growth Fund/VA	50,783	71,559	(20,776)	43,038	22,863	20,175
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	216,671	379,940	(163,269)	475,341	336,948	138,393
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	261,984	156,015	105,969	404,192	291,554	112,638
Pioneer High Yield VCT Portfolio - Class I	9,047	18,859	(9,812)	30,462	25,542	4,920
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	49,724	140,204	(90,480)	93,456	2,976	90,480

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wanger Advisors Trust:
Wanger International	209,869	186,808	23,061	189,878	93,957	95,921
Wanger Select	70,537	74,056	(3,519)	166,783	167,389	(606)
Wanger USA	38,053	19,433	18,620	30,356	21,192	9,164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period:
Non-Qualified V (0.75)	289.658	$13.95	$4,041

Calvert VP SRI Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	1,779.149	$22.98	$40,885
Non-Qualified V (0.75)	16,307.187	24.75	403,603
Non-Qualified VII	34,362.782	12.63	434,002
Non-Qualified VIII	6,339.050	12.88	81,647
Non-Qualified XXIII	167.542	10.37	1,737
	58,955.710		$961,874
Federated Capital Appreciation Fund II - Primary
Shares
Currently payable annuity contracts:	6,438.681	$10.79	$69,473
Contracts in accumulation period:
Non-Qualified VII	550,589.155	11.70	6,441,893
	557,027.836		$6,511,366
Federated Capital Income Fund II
Currently payable annuity contracts:	1,668.697	$19.03	$31,755
Contracts in accumulation period:
Non-Qualified VII	189,919.226	18.59	3,530,598
	191,587.923		$3,562,353
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	66,509.165	$18.95	$1,260,349

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,577.428	$25.41	$40,082
Contracts in accumulation period:
Non-Qualified VII	164,126.727	24.83	4,075,267
	165,704.155		$4,115,349
Federated Kaufmann Fund II - Primary Shares
Contracts in accumulation period:
Non-Qualified VII	174,955.834	$12.21	$2,136,211

Federated Prime Money Fund II
Currently payable annuity contracts:	1,253.159	$9.90	$12,406
Contracts in accumulation period:
Non-Qualified VII	145,919.199	13.34	1,946,562
	147,172.358		$1,958,968

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	157,759.606	$22.00	$3,470,711
Non-Qualified V (0.75)	393,276.421	23.70	9,320,651
Non-Qualified VII	912,127.712	25.89	23,614,986
Non-Qualified VIII	225,371.234	18.88	4,255,009
Non-Qualified IX	14,293.550	21.26	303,881
Non-Qualified X	10,714.228	22.00	235,713
Non-Qualified XII	9,497.869	13.48	128,031
Non-Qualified XIII	560,282.571	12.99	7,278,071
Non-Qualified XIV	853,270.743	12.50	10,665,884
Non-Qualified XV	255,690.953	12.27	3,137,328
Non-Qualified XVI	4,909.683	11.73	57,591
Non-Qualified XIX	22,854.506	11.37	259,856
Non-Qualified XX	3,490.151	14.06	49,072
Non-Qualified XXIII	18,672.123	10.17	189,895
Non-Qualified XXIV	12,806.536	10.28	131,651
	3,455,017.886		$63,098,330
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	142,166.611	$19.26	$2,738,129
Non-Qualified V (0.75)	290,253.157	20.74	6,019,850
Non-Qualified IX	8,108.365	18.61	150,897
Non-Qualified X	1,635.798	19.26	31,505
Non-Qualified XII	11,760.131	12.47	146,649
Non-Qualified XX	6,609.966	14.25	94,192
Non-Qualified XXIII	14,906.089	9.86	146,974
Non-Qualified XXIV	46,674.584	9.97	465,346
	522,114.701		$9,793,542
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	13,851.390	$12.68 to $14.78	$187,405

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	77,854.485	$18.59	$1,447,315
Non-Qualified V (0.75)	158,653.792	20.02	3,176,249
Non-Qualified IX	547.726	17.96	9,837
Non-Qualified X	90.607	18.59	1,684
Non-Qualified XII	2,099.386	13.89	29,160
Non-Qualified XX	4,733.385	16.98	80,373
Non-Qualified XXIII	5,343.641	9.31	49,749
Non-Qualified XXIV	14,330.951	9.41	134,854
	263,653.973		$4,929,221

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	301,881.201	$32.67	$9,862,459
Non-Qualified V (0.75)	752,482.044	35.19	26,479,843
Non-Qualified VII	979,761.512	35.52	34,801,129
Non-Qualified VIII	194,473.959	28.93	5,626,132
Non-Qualified IX	17,633.129	31.57	556,678
Non-Qualified X	10,434.627	32.67	340,899
Non-Qualified XII	49,556.167	19.54	968,328
Non-Qualified XIII	1,003,929.675	18.07	18,141,009
Non-Qualified XIV	1,182,193.372	17.40	20,570,165
Non-Qualified XV	407,335.142	17.08	6,957,284
Non-Qualified XVI	6,266.377	13.52	84,721
Non-Qualified XVIII	410.449	12.90	5,295
Non-Qualified XIX	20,859.271	13.10	273,256
Non-Qualified XX	42,672.996	18.58	792,864
Non-Qualified XXII	2,584.281	11.32	29,254
Non-Qualified XXIII	56,322.174	10.81	608,843
Non-Qualified XXIV	98,083.568	10.93	1,072,053
	5,126,879.944		$127,170,212
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	804,911.613	$23.89	$19,229,338
Non-Qualified VIII	141,782.480	20.26	2,872,513
	946,694.093		$22,101,851
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	42,476.053	$20.43	$867,786

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	36,674.018	$18.80	$689,472
Non-Qualified V (0.75)	123,199.935	19.71	2,428,271
Non-Qualified IX	3,135.325	18.36	57,565
Non-Qualified XII	4,069.531	19.62	79,844
Non-Qualified XX	3,458.741	19.17	66,304
Non-Qualified XXIII	8,319.992	11.50	95,680
	178,857.542		$3,417,136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	870,897.738	$10.04 to $38.49	$23,832,211
Contracts in accumulation period:
Non-Qualified V	558,020.057	28.21	15,741,746
Non-Qualified V (0.75)	313,193.617	30.39	9,517,954
Non-Qualified VI	11,450.583	23.90	273,669
Non-Qualified VII	540,902.329	27.15	14,685,498
Non-Qualified VIII	113,106.733	19.55	2,211,237
Non-Qualified IX	8,529.314	27.26	232,509
Non-Qualified X	86,309.555	29.19	2,519,376
Non-Qualified XI	1,102.336	24.73	27,261
Non-Qualified XII	4,373.710	14.34	62,719
Non-Qualified XIII	369,597.944	13.78	5,093,060
Non-Qualified XIV	322,199.695	13.27	4,275,590
Non-Qualified XV	155,579.668	13.02	2,025,647
Non-Qualified XVI	5,139.910	10.90	56,025
Non-Qualified XVIII	957.475	10.40	9,958
Non-Qualified XIX	3,267.242	10.56	34,502
Non-Qualified XX	4,804.336	13.99	67,213
Non-Qualified XXII	4,727.906	10.69	50,541
Non-Qualified XXIII	27,971.404	10.72	299,853
Non-Qualified XXIV	2,488.399	10.84	26,974
	3,404,619.951		$81,043,543
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	343,179.793	$12.24 to $90.43	$9,214,622
Contracts in accumulation period:
Non-Qualified V	421,242.167	22.41	9,440,037
Non-Qualified V (0.75)	588,933.168	24.13	14,210,957
Non-Qualified VI	2,371.848	20.63	48,931
Non-Qualified VII	767,354.921	21.56	16,544,172
Non-Qualified VIII	228,062.358	18.68	4,260,205
Non-Qualified IX	4,665.502	21.65	101,008
Non-Qualified X	68,530.229	22.87	1,567,286
Non-Qualified XI	655.635	21.05	13,801
Non-Qualified XII	498.139	17.21	8,573
Non-Qualified XIII	1,010,389.285	16.79	16,964,436
Non-Qualified XIV	1,214,589.400	16.17	19,639,911
Non-Qualified XV	459,375.165	15.86	7,285,690
Non-Qualified XVI	37,970.175	15.17	576,008
Non-Qualified XIX	55,772.463	14.70	819,855
Non-Qualified XX	4,096.940	13.71	56,169
Non-Qualified XXII	1,348.971	11.75	15,850
Non-Qualified XXIII	10,297.374	11.35	116,875
Non-Qualified XXIV	15,414.095	11.47	176,800
	5,234,747.628		$101,061,186

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Currently payable annuity contracts:	176,208.105	$12.93	$2,278,371
Contracts in accumulation period:
Non-Qualified XIII	246,568.609	12.82	3,161,010
Non-Qualified XIV	333,630.437	12.58	4,197,071
Non-Qualified XV	228,091.880	12.47	2,844,306
Non-Qualified XVI	1,541.372	12.43	19,159
Non-Qualified XIX	2,087.181	12.20	25,464
	988,127.584		$12,525,381
ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	165,807.667	$11.13	$1,845,439
Contracts in accumulation period:
Non-Qualified XIII	251,772.280	11.05	2,782,084
Non-Qualified XIV	322,683.302	10.84	3,497,887
Non-Qualified XV	178,472.129	10.74	1,916,791
Non-Qualified XIX	6,944.167	10.51	72,983
	925,679.545		$10,115,184
ING American Funds International Portfolio
Currently payable annuity contracts:	135,478.851	$15.04	$2,037,602
Contracts in accumulation period:
Non-Qualified XIII	232,632.035	14.96	3,480,175
Non-Qualified XIV	338,482.369	14.68	4,968,921
Non-Qualified XV	199,692.415	14.54	2,903,528
Non-Qualified XVI	2,035.798	14.50	29,519
Non-Qualified XIX	1,376.079	14.23	19,582
	909,697.547		$13,439,327
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,603.775	$13.62	$171,663
Non-Qualified V (0.75)	211,831.874	14.08	2,982,593
Non-Qualified XIII	76,904.383	8.82	678,297
Non-Qualified XIV	79,222.086	8.69	688,440
Non-Qualified XV	21,923.219	8.63	189,197
Non-Qualified XVI	517.614	8.61	4,457
Non-Qualified XIX	671.975	8.49	5,705
Non-Qualified XX	664.500	13.90	9,237
Non-Qualified XXIII	4,920.714	8.36	41,137
	409,260.140		$4,770,726
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
Contracts in accumulation period:
ING Select Opportunities	28,016.701	$10.61	$297,257

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	225,220.818	$8.53 to $8.67	$1,921,450
Contracts in accumulation period:
Non-Qualified V	136,293.330	9.08	1,237,543
Non-Qualified V (0.75)	226,391.547	9.25	2,094,122
Non-Qualified VII	664,773.601	8.48	5,637,280
Non-Qualified VIII	74,876.660	8.53	638,698
Non-Qualified IX	5,090.389	8.99	45,763
Non-Qualified X	8,560.517	9.08	77,729
Non-Qualified XII	4,129.725	9.23	38,117
Non-Qualified XIII	498,162.648	8.63	4,299,144
Non-Qualified XIV	690,111.726	8.53	5,886,653
Non-Qualified XV	261,337.233	8.48	2,216,140
Non-Qualified XVI	1,925.172	8.47	16,306
Non-Qualified XVIII	319.892	8.33	2,665
Non-Qualified XIX	1,320.272	8.37	11,051
Non-Qualified XX	888.631	9.18	8,158
Non-Qualified XXIII	7,266.049	10.46	76,003
Non-Qualified XXIV	2,233.131	10.58	23,627
	2,808,901.341		$24,230,449
ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	10,520.833	$10.17	$106,997
Non-Qualified V (0.75)	129,967.820	10.29	1,337,369
Non-Qualified IX	2,301.049	10.11	23,264
Non-Qualified XII	14,623.213	10.27	150,180
Non-Qualified XXIII	111.427	10.30	1,148
	157,524.342		$1,618,958
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	53,734.224	$11.08	$595,375
Non-Qualified XIV	36,542.211	10.93	399,406
Non-Qualified XV	13,867.080	10.85	150,458
	104,143.515		$1,145,239
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,965.769	$10.29	$287,768
Non-Qualified V (0.75)	176,443.133	10.53	1,857,946
Non-Qualified IX	8,734.547	10.17	88,830
Non-Qualified XII	3,425.344	10.51	36,000
Non-Qualified XX	1,752.105	10.43	18,274
Non-Qualified XXII	337.180	10.08	3,399
Non-Qualified XXIII	922.049	11.03	10,170
	219,580.127		$2,302,387

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	180,961.258	$11.88	$2,149,820
Contracts in accumulation period:
Non-Qualified VII	416,049.461	11.71	4,871,939
Non-Qualified VIII	110,200.103	11.80	1,300,361
Non-Qualified XIII	329,052.875	11.96	3,935,472
Non-Qualified XIV	361,487.067	11.79	4,261,933
Non-Qualified XV	144,533.960	11.71	1,692,493
Non-Qualified XVI	3,822.414	11.68	44,646
Non-Qualified XVIII	195.059	11.44	2,231
Non-Qualified XIX	1,693.681	11.52	19,511
	1,547,995.878		$18,278,406
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	10,986.143	$15.47	$169,956
Non-Qualified V (0.75)	90,700.075	15.92	1,443,945
Non-Qualified IX	7,114.046	15.25	108,489
Non-Qualified XII	1,885.008	15.87	29,915
Non-Qualified XX	13,199.639	15.74	207,762
Non-Qualified XXIII	4,011.585	11.79	47,297
	127,896.496		$2,007,364
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	150,126.543	$11.42	$1,714,445
Non-Qualified XIV	138,963.377	11.26	1,564,728
Non-Qualified XV	90,854.986	11.18	1,015,759
Non-Qualified XIX	1,115.305	11.00	12,268
	381,060.211		$4,307,200
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	76,945.721	$10.18	$783,307
Non-Qualified XIV	62,710.584	10.06	630,868
Non-Qualified XV	37,826.093	10.01	378,639
Non-Qualified XVI	484.166	9.99	4,837
Non-Qualified XIX	3,376.486	9.88	33,360
	181,343.050		$1,831,011

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	101,027.686	$12.79	$1,292,144
Non-Qualified V (0.75)	299,898.172	13.06	3,916,670
Non-Qualified VII	37,365.720	13.41	501,074
Non-Qualified IX	4,373.118	12.66	55,364
Non-Qualified X	2,442.745	12.79	31,243
Non-Qualified XII	12,698.962	13.04	165,594
Non-Qualified XIII	81,161.267	12.61	1,023,444
Non-Qualified XIV	64,017.195	12.43	795,734
Non-Qualified XV	25,628.000	12.34	316,250
Non-Qualified XIX	774.979	12.14	9,408
Non-Qualified XX	784.987	12.95	10,166
Non-Qualified XXIII	13,405.099	10.22	137,000
	643,577.930		$8,254,091
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,622.957	$8.09	$13,130
Non-Qualified V (0.75)	155,558.967	8.19	1,274,028
Non-Qualified IX	617.946	8.03	4,962
Non-Qualified XII	4,770.192	8.18	39,020
Non-Qualified XX	324.529	8.15	2,645
Non-Qualified XXIII	684.208	9.36	6,404
	163,578.799		$1,340,189
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	204,825.356	$19.59	$4,012,529
Non-Qualified VIII	24,928.898	19.74	492,096
Non-Qualified XIII	105,075.581	15.46	1,624,468
Non-Qualified XIV	105,703.359	15.25	1,611,976
Non-Qualified XV	32,247.674	15.14	488,230
Non-Qualified XVI	1,300.020	15.10	19,630
Non-Qualified XIX	409.807	14.89	6,102
	474,490.695		$8,255,031
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37,520.606	$23.81	$893,366
Non-Qualified V (0.75)	409,680.741	24.50	10,037,178
Non-Qualified IX	11,138.767	23.48	261,538
Non-Qualified XII	2,531.863	24.43	61,853
Non-Qualified XX	6,960.448	24.22	168,582
Non-Qualified XXIII	8,199.792	11.96	98,070
	476,032.217		$11,520,587

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	56,578.948	$14.30	$809,079
Non-Qualified XIV	69,828.964	14.06	981,795
Non-Qualified XV	20,071.732	13.94	279,800
Non-Qualified XVI	371.898	13.90	5,169
Non-Qualified XIX	1,277.699	13.66	17,453
	148,129.241		$2,093,296
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,700.101	$13.75	$64,626
Non-Qualified V (0.75)	18,124.032	14.15	256,455
Non-Qualified XII	19.273	14.11	272
Non-Qualified XXIII	209.032	11.72	2,450
	23,052.438		$323,803
ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	71,711.924	$13.73 to $14.30	$1,025,330
Contracts in accumulation period:
Non-Qualified VII	216,085.101	13.35	2,884,736
Non-Qualified VIII	1,738.415	13.46	23,399
Non-Qualified XIII	119,805.885	15.26	1,828,238
Non-Qualified XIV	141,270.532	15.00	2,119,058
Non-Qualified XV	74,510.274	14.87	1,107,968
Non-Qualified XIX	37.979	14.57	553
	625,160.110		$8,989,282
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified V	53,071.093	$9.53	$505,768
Non-Qualified V (0.75)	204,546.491	9.76	1,996,374
Non-Qualified IX	4,763.303	9.42	44,870
Non-Qualified XII	7,914.658	9.73	77,010
Non-Qualified XX	2,317.116	9.67	22,407
Non-Qualified XXIII	5,558.760	10.55	58,645
	278,171.421		$2,705,074
ING Lord Abbett Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	9,532.245	$9.57	$91,224
Non-Qualified XIV	25,611.115	9.44	241,769
Non-Qualified XV	10,578.872	9.37	99,124
	45,722.232		$432,117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,826.382	$11.82	$269,808
Non-Qualified V (0.75)	64,731.917	12.16	787,140
Non-Qualified XII	1,827.508	12.13	22,168
Non-Qualified IX	2,486.582	11.66	28,994
Non-Qualified XIII	7,228.145	10.25	74,088
Non-Qualified XIV	24,816.295	10.11	250,893
Non-Qualified XV	8,945.019	10.04	89,808
	132,861.848		$1,522,899
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,228.174	$13.80	$223,949
Non-Qualified V (0.75)	65,388.837	14.20	928,521
Non-Qualified VII	136,646.880	9.63	1,315,909
Non-Qualified VIII	6,149.338	9.70	59,649
Non-Qualified IX	2,849.192	13.61	38,778
Non-Qualified XII	3,741.362	14.16	52,978
Non-Qualified XIII	44,882.377	14.04	630,149
Non-Qualified XIV	82,387.022	13.80	1,136,941
Non-Qualified XV	19,311.111	13.68	264,176
Non-Qualified XVI	1,160.453	13.64	15,829
Non-Qualified XX	328.978	14.04	4,619
Non-Qualified XXIII	3,054.485	9.30	28,407
	382,128.209		$4,699,905
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	866,175.197	$11.51	$9,969,677
Non-Qualified VIII	230,845.357	11.61	2,680,115
Non-Qualified XIII	822,341.570	11.82	9,720,077
Non-Qualified XIV	1,132,920.201	11.61	13,153,204
Non-Qualified XV	432,593.164	11.51	4,979,147
Non-Qualified XVI	15,021.527	11.48	172,447
Non-Qualified XVIII	146.544	11.18	1,638
Non-Qualified XIX	11,863.696	11.28	133,822
	3,511,907.256		$40,810,127
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,172.581	$13.85	$57,790
Non-Qualified V (0.75)	62,984.287	14.39	906,344
Non-Qualified IX	681.404	14.15	9,642
Non-Qualified XII	7,543.225	14.33	108,094
Non-Qualified XX	673.646	14.17	9,546
	76,055.143		$1,091,416

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,342.225	$16.79	$543,026
Non-Qualified V (0.75)	100,131.678	17.28	1,730,275
Non-Qualified IX	2,056.472	16.56	34,055
Non-Qualified XII	1,112.938	17.23	19,176
Non-Qualified XX	7,892.662	17.08	134,807
Non-Qualified XXIII	2,622.837	10.36	27,173
	146,158.812		$2,488,512
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,046.006	$14.59	$263,291
Non-Qualified V (0.75)	114,611.232	15.01	1,720,315
Non-Qualified VII	167,220.849	14.51	2,426,375
Non-Qualified VIII	11,229.535	14.64	164,400
Non-Qualified IX	6,708.603	14.39	96,537
Non-Qualified XII	598.023	14.97	8,952
Non-Qualified XX	1,528.474	14.84	22,683
Non-Qualified XXII	931.371	13.84	12,890
Non-Qualified XXIII	825.406	13.47	11,118
	321,699.499		$4,726,561
ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	65,010.128	$8.25	$536,334
Non-Qualified V (0.75)	235,950.925	8.44	1,991,426
Non-Qualified IX	3,841.467	8.15	31,308
Non-Qualified XII	10,267.879	8.42	86,456
Non-Qualified XX	6,330.924	8.37	52,990
Non-Qualified XXIII	4,825.454	10.22	49,316
Non-Qualified XXIV	66,037.852	10.33	682,171
	392,264.629		$3,430,001
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	246,389.880	$10.74 to $12.05	$2,967,086
Contracts in accumulation period:
Non-Qualified V	3,610.595	10.23	36,936
Non-Qualified V (0.75)	28,538.999	10.48	299,089
Non-Qualified XIII	172,868.836	12.26	2,119,372
Non-Qualified XIV	285,980.149	12.05	3,446,061
Non-Qualified XV	168,451.397	11.94	2,011,310
Non-Qualified XIX	2,104.081	11.71	24,639
	907,943.937		$10,904,493

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	30,257.842	$10.60	$320,733
Non-Qualified V (0.75)	173,595.042	10.85	1,883,506
Non-Qualified IX	10,428.555	10.48	109,291
Non-Qualified XII	24,928.691	10.83	269,978
Non-Qualified XX	8,070.461	10.75	86,757
Non-Qualified XXIII	11,471.010	10.90	125,034
	258,751.601		$2,795,299
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	27,790.413	$10.60	$294,578
Non-Qualified XIV	29,095.332	10.45	304,046
Non-Qualified XV	17,637.502	10.38	183,077
Non-Qualified XVI	3,509.820	10.35	36,327
Non-Qualified XIX	1,240.597	10.21	12,666
	79,273.664		$830,694
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	158,076.352	$10.37	$1,639,252
Non-Qualified XIV	229,143.552	10.33	2,367,053
Non-Qualified XV	148,607.137	10.31	1,532,140
	535,827.041		$5,538,445
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified XIII	180,398.203	$10.60	$1,912,221
Non-Qualified XIV	299,651.377	10.56	3,164,319
Non-Qualified XV	130,596.229	10.54	1,376,484
	610,645.809		$6,453,024
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	173,061.574	$10.71	$1,853,489
Non-Qualified XIV	282,461.157	10.67	3,013,861
Non-Qualified XV	216,594.479	10.65	2,306,731
	672,117.210		$7,174,081
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	162,862.806	$13.54	$2,205,162
Non-Qualified V (0.75)	567,049.192	13.93	7,898,995
Non-Qualified IX	25,321.470	13.35	338,042
Non-Qualified XII	17,946.009	13.89	249,270
Non-Qualified XX	53,651.263	13.77	738,778
Non-Qualified XXIII	1,203.100	11.38	13,691
	828,033.840		$11,443,938

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	47,792.015	$15.10	$721,659
Non-Qualified V (0.75)	197,441.813	15.69	3,097,862
Non-Qualified IX	1,783.249	15.76	28,104
Non-Qualified XIII	31,791.976	10.15	322,689
Non-Qualified XIV	98,124.063	10.01	982,222
Non-Qualified XV	27,363.277	9.94	271,991
Non-Qualified XVI	4,690.826	9.91	46,486
Non-Qualified XIX	873.045	9.77	8,530
Non-Qualified XX	16,002.476	15.45	247,238
Non-Qualified XXII	2,814.801	10.30	28,992
Non-Qualified XXIII	3,280.511	10.64	34,905
	431,958.052		$5,790,678
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	9,998.802	$9.45	$94,489
Non-Qualified XIV	18,363.613	9.32	171,149
Non-Qualified XV	6,632.502	9.25	61,351
	34,994.917		$326,989
ING U.S. Stock Index Portfolio - Service Class
Contracts in accumulation period:
ING Select Opportunities	5,143.430	$11.67	$60,024

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	13,944.450	$11.66	$162,592
Non-Qualified V (0.75)	52,497.462	12.00	629,970
Non-Qualified IX	3,604.957	11.50	41,457
Non-Qualified XXIII	2,165.079	10.70	23,166
	72,211.948		$857,185
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,282.992	$11.92	$51,053
Non-Qualified V (0.75)	12,099.110	12.27	148,456
Non-Qualified XII	301.808	12.23	3,691
Non-Qualified XX	850.787	12.13	10,320
Non-Qualified XXIII	4.294	9.78	42
	17,538.991		$213,562

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	387,870.829	$10.97 to $12.72	$4,914,446
Contracts in accumulation period:
Non-Qualified V	228,952.584	15.10	3,457,184
Non-Qualified V (0.75)	593,086.860	16.27	9,649,523
Non-Qualified VI	3,372.954	14.85	50,088
Non-Qualified VII	1,617,851.214	14.69	23,766,234
Non-Qualified VIII	286,508.583	13.53	3,876,461
Non-Qualified IX	4,750.717	14.59	69,313
Non-Qualified X	55,687.203	15.10	840,877
Non-Qualified XII	40,070.250	13.13	526,122
Non-Qualified XIII	1,343,088.578	12.84	17,245,257
Non-Qualified XIV	1,898,932.253	12.37	23,489,792
Non-Qualified XV	727,178.041	12.14	8,827,941
Non-Qualified XVI	14,212.518	11.07	157,333
Non-Qualified XVIII	602.947	10.56	6,367
Non-Qualified XIX	52,039.164	10.73	558,380
Non-Qualified XX	3,390.499	11.11	37,668
Non-Qualified XXII	180.062	10.65	1,918
Non-Qualified XXIII	6,809.945	9.97	67,895
Non-Qualified XXIV	12,747.950	10.09	128,627
	7,277,333.151		$97,671,426
ING Money Market Portfolio - Class S
Contracts in accumulation period:
ING Select Opportunities	31,585.751	$9.91	$313,015

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	15,490.990	$17.67	$273,726
Non-Qualified V (0.75)	76,358.687	18.46	1,409,581
Non-Qualified XII	3,544.903	18.38	65,155
Non-Qualified XX	4,178.298	20.82	86,992
Non-Qualified XXIV	31,399.019	13.00	408,187
	130,971.897		$2,243,641
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,644.946	$17.70	$577,816
Non-Qualified V (0.75)	107,362.437	18.49	1,985,131
Non-Qualified IX	748.995	17.32	12,973
Non-Qualified XII	8,733.894	18.41	160,791
Non-Qualified XIII	25,020.253	10.38	259,710
Non-Qualified XIV	36,666.307	10.23	375,096
Non-Qualified XV	15,814.203	10.16	160,672
Non-Qualified XVI	1,512.928	10.14	15,341
Non-Qualified XIX	456.072	9.99	4,556
Non-Qualified XX	3,921.741	20.21	79,258
Non-Qualified XXIII	5,834.683	11.72	68,382
	238,716.459		$3,699,726

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,062.950	$10.15	$10,789
Non-Qualified V (0.75)	34,190.235	10.39	355,237
Non-Qualified XIII	10,618.187	10.29	109,261
Non-Qualified XIV	17,065.897	10.15	173,219
Non-Qualified XV	6,946.082	10.08	70,017
	69,883.351		$718,523
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,040.093	$11.68	$140,628
Non-Qualified V (0.75)	85,338.285	12.20	1,041,127
Non-Qualified IX	112.602	11.15	1,256
Non-Qualified XIII	24,828.032	9.87	245,053
Non-Qualified XIV	75,470.070	9.73	734,324
Non-Qualified XV	39,525.835	9.66	381,820
Non-Qualified XVI	1,084.603	9.64	10,456
Non-Qualified XX	3.350	14.34	48
Non-Qualified XXII	2,708.713	9.98	27,033
Non-Qualified XXIII	3,697.694	10.36	38,308
	244,809.277		$2,620,053
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,074.548	$17.41	$541,008
Non-Qualified V (0.75)	39,116.722	18.19	711,533
Non-Qualified IX	2,243.593	17.04	38,231
Non-Qualified XII	489.410	18.11	8,863
Non-Qualified XX	7,408.539	20.12	149,060
Non-Qualified XXIII	3,478.371	11.47	39,897
Non-Qualified XXIV	22,108.438	11.60	256,458
	105,919.621		$1,745,050
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	79,682.148	$10.85 to $11.82	$868,558
Contracts in accumulation period:
Non-Qualified V	145,187.032	16.01	2,324,444
Non-Qualified V (0.75)	125,085.771	17.24	2,156,479
Non-Qualified VII	634,717.193	15.15	9,615,965
Non-Qualified VIII	93,320.600	10.47	977,067
Non-Qualified IX	3,982.074	15.47	61,603
Non-Qualified X	4,560.676	16.01	73,016
Non-Qualified XII	3,259.849	9.39	30,610
Non-Qualified XIII	162,609.231	8.83	1,435,840
Non-Qualified XIV	252,561.613	8.50	2,146,774
Non-Qualified XV	74,811.910	8.34	623,931
Non-Qualified XVI	1,759.842	5.84	10,277
Non-Qualified XVIII	312.557	5.57	1,741
Non-Qualified XX	1,106.770	15.59	17,255

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class (continued)
Non-Qualified XXIII	16,628.979	$11.18	$185,912
Non-Qualified XXIV	339.019	11.30	3,831
	1,599,925.264		$20,533,303
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	235,981.097	$13.28 to $13.40	$3,133,861
Contracts in accumulation period:
Non-Qualified V	465,820.271	13.31	6,200,068
Non-Qualified V (0.75)	1,195,014.196	13.70	16,371,694
Non-Qualified VII	2,403,245.564	13.60	32,684,140
Non-Qualified VIII	353,938.906	13.72	4,856,042
Non-Qualified IX	19,994.336	13.11	262,126
Non-Qualified X	17,606.671	13.31	234,345
Non-Qualified XII	10,975.989	13.66	149,932
Non-Qualified XIII	830,843.309	13.96	11,598,573
Non-Qualified XIV	827,568.682	13.72	11,354,242
Non-Qualified XV	261,515.304	13.60	3,556,608
Non-Qualified XVI	3,411.951	13.56	46,266
Non-Qualified XVIII	353.305	13.21	4,667
Non-Qualified XIX	2,123.847	13.33	28,311
Non-Qualified XX	22,363.083	13.54	302,796
Non-Qualified XXIII	65,367.524	11.18	730,809
Non-Qualified XXIV	53,593.025	11.30	605,601
	6,769,717.060		$92,120,081
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
Currently payable annuity contracts:	233,688.587	$12.61 to $13.70	$3,119,436
Contracts in accumulation period:
Non-Qualified V	212,251.070	13.20	2,801,714
Non-Qualified V (0.75)	416,413.813	13.59	5,659,064
Non-Qualified VII	794,051.536	13.21	10,489,421
Non-Qualified VIII	185,064.953	13.33	2,466,916
Non-Qualified IX	428.893	13.00	5,576
Non-Qualified X	9,958.126	13.20	131,447
Non-Qualified XII	3,102.987	13.55	42,045
Non-Qualified XIII	512,491.259	13.56	6,949,381
Non-Qualified XIV	645,725.668	13.33	8,607,523
Non-Qualified XV	269,914.494	13.21	3,565,570
Non-Qualified XVI	10,472.822	13.17	137,927
Non-Qualified XIX	11,422.589	12.95	147,923
Non-Qualified XX	14,791.874	13.43	198,655
Non-Qualified XXIII	10,311.031	11.57	119,299
Non-Qualified XXIV	14,204.059	11.70	166,187
	3,344,293.761		$44,608,084
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Currently payable annuity contracts	8,760.202	$13.09	$114,671

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	146,529.269	$14.78	$2,165,703
Non-Qualified V (0.75)	788,362.618	15.44	12,172,319
Non-Qualified IX	31,004.118	14.46	448,320
Non-Qualified XII	4,879.906	15.37	75,004
Non-Qualified XX	7,849.480	14.83	116,408
Non-Qualified XXII	1,559.210	13.08	20,394
Non-Qualified XXIII	17,119.425	11.90	203,721
	997,304.026		$15,201,869
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	152,136.217	$14.15	$2,152,727
Contracts in accumulation period:
Non-Qualified V	18,148.606	14.99	272,048
Non-Qualified V (0.75)	62,135.849	15.34	953,164
Non-Qualified VII	371,493.213	13.99	5,197,190
Non-Qualified VIII	77,459.835	14.04	1,087,536
Non-Qualified XII	989.544	15.31	15,150
Non-Qualified XIII	214,261.975	14.14	3,029,664
Non-Qualified XIV	365,168.145	14.04	5,126,961
Non-Qualified XV	116,686.820	13.99	1,632,449
Non-Qualified XVI	3,541.989	13.97	49,482
Non-Qualified XVIII	314.386	13.82	4,345
Non-Qualified XIX	7,597.444	13.87	105,377
Non-Qualified XX	2,107.452	15.20	32,033
Non-Qualified XXIII	176.459	14.24	2,513
	1,392,217.934		$19,660,639
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	38,507.309	$11.57	$445,530
Non-Qualified V (0.75)	242,892.288	11.90	2,890,418
Non-Qualified IX	10,635.299	11.41	121,349
Non-Qualified XXIII	23,647.619	10.63	251,374
	315,682.515		$3,708,671
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,332.917	$11.43	$106,675
Non-Qualified V (0.75)	103,406.787	11.75	1,215,030
Non-Qualified IX	10,776.143	11.26	121,339
Non-Qualified XX	2,153.728	11.62	25,026
Non-Qualified XXIII	74,277.382	10.48	778,427
Non-Qualified XXIV	14,819.865	10.60	157,091
	214,766.822		$2,403,588

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,024.353	$11.57	$196,972
Non-Qualified V (0.75)	112,510.668	11.90	1,338,877
Non-Qualified XXIII	159,972.641	10.44	1,670,114
Non-Qualified XXIV	6,194.916	10.56	65,418
	295,702.578		$3,271,381
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,915.789	$11.59	$126,514
Non-Qualified V (0.75)	19,721.071	11.92	235,075
Non-Qualified IX	238.179	11.43	2,722
Non-Qualified XX	405.237	11.79	4,778
Non-Qualified XXIII	44,247.800	10.25	453,540
Non-Qualified XXIV	11,315.084	10.36	117,224
	86,843.160		$939,853
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,127.968	$11.71	$13,208
Non-Qualified V (0.75)	56,706.513	12.04	682,746
Non-Qualified XXIII	16,626.340	10.98	182,557
	74,460.821		$878,511
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	413,503.493	$13.79	$5,702,213
Non-Qualified V (0.75)	499,361.037	14.20	7,090,927
Non-Qualified VII	790,011.674	14.41	11,384,068
Non-Qualified VIII	131,603.189	14.54	1,913,510
Non-Qualified IX	12,549.385	13.59	170,546
Non-Qualified X	12,052.772	13.79	166,208
Non-Qualified XII	11,430.588	14.16	161,857
Non-Qualified XIII	648,915.698	14.79	9,597,463
Non-Qualified XIV	551,655.095	14.54	8,021,065
Non-Qualified XV	237,417.670	14.41	3,421,189
Non-Qualified XVI	754.469	14.37	10,842
Non-Qualified XVIII	164.478	14.00	2,303
Non-Qualified XIX	1,279.033	14.13	18,073
Non-Qualified XX	6,324.361	14.04	88,794
Non-Qualified XXII	2,261.236	13.11	29,645
Non-Qualified XXIII	44,062.837	11.70	515,535
Non-Qualified XXIV	11,409.412	11.83	134,973
	3,374,756.427		$48,429,211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	266,974.288	$12.54 to $16.11	$4,283,725
Contracts in accumulation period:
Non-Qualified V	96,633.465	24.18	2,336,597
Non-Qualified V (0.75)	174,883.797	26.05	4,555,723
Non-Qualified VII	612,776.876	30.17	18,487,478
Non-Qualified VIII	74,533.475	22.21	1,655,388
Non-Qualified IX	5,417.967	23.37	126,618
Non-Qualified X	12,197.921	24.18	294,946
Non-Qualified XII	3,989.126	15.36	61,273
Non-Qualified XX	3,072.306	16.66	51,185
Non-Qualified XXIII	23,352.288	10.93	255,241
Non-Qualified XXIV	29,164.230	11.06	322,556
	1,302,995.739		$32,430,730
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	167,021.331	$8.75 to $8.86	$1,462,179
Contracts in accumulation period:
Non-Qualified V	373,837.915	8.82	3,297,250
Non-Qualified V (0.75)	325,900.672	8.94	2,913,552
Non-Qualified VII	217,454.140	8.73	1,898,375
Non-Qualified VIII	43,189.779	8.77	378,774
Non-Qualified IX	9,926.646	8.76	86,957
Non-Qualified X	4,565.176	8.82	40,265
Non-Qualified XII	2,512.003	8.93	22,432
Non-Qualified XIII	383,082.299	8.84	3,386,448
Non-Qualified XIV	520,350.926	8.77	4,563,478
Non-Qualified XV	153,898.719	8.73	1,343,536
Non-Qualified XVI	249.179	8.72	2,173
Non-Qualified XVIII	109.037	8.61	939
Non-Qualified XIX	4,807.503	8.65	41,585
Non-Qualified XX	1,269.467	8.89	11,286
Non-Qualified XXIII	10,580.218	9.84	104,109
Non-Qualified XXIV	8,167.041	9.95	81,262
	2,226,922.051		$19,634,600
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	139,971.234	$12.29 to $18.46	$2,568,869
Contracts in accumulation period:
Non-Qualified V	82,310.247	30.29	2,493,177
Non-Qualified V (0.75)	62,861.563	32.62	2,050,544
Non-Qualified VII	193,073.973	14.11	2,724,274
Non-Qualified VIII	41,482.447	14.39	596,932
Non-Qualified IX	2,900.867	29.27	84,908
Non-Qualified X	3,332.697	30.29	100,947
Non-Qualified XIII	245,551.209	11.97	2,939,248
Non-Qualified XIV	233,145.460	11.53	2,688,167
Non-Qualified XV	72,538.306	11.31	820,408
Non-Qualified XVI	3,709.039	7.14	26,483
Non-Qualified XIX	3,582.052	6.92	24,788

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Non-Qualified XX	375.587	$15.48	$5,814
Non-Qualified XXIII	7,628.814	11.42	87,121
	1,092,463.495		$17,211,680
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	137,853.183	$15.35	$2,116,046
Non-Qualified V (0.75)	109,258.270	16.53	1,806,039
Non-Qualified VI	13,516.028	13.06	176,519
Non-Qualified VII	443,216.769	14.91	6,608,362
Non-Qualified VIII	68,857.295	10.43	718,182
Non-Qualified IX	9,183.032	14.83	136,184
Non-Qualified X	46,077.388	15.35	707,288
Non-Qualified XI	2,386.933	13.06	31,173
Non-Qualified XIII	119,293.837	10.39	1,239,463
Non-Qualified XIV	159,603.824	10.00	1,596,038
Non-Qualified XV	57,019.386	9.82	559,930
Non-Qualified XVI	1,527.394	7.33	11,196
Non-Qualified XIX	62.544	7.10	444
Non-Qualified XX	243.954	14.31	3,491
Non-Qualified XXIII	5,821.016	10.21	59,433
	1,173,920.853		$15,769,788
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,555.223	$12.53	$82,137
Non-Qualified V (0.75)	55,406.304	13.09	725,269
Non-Qualified IX	1,259.338	12.26	15,439
Non-Qualified XX	4,574.821	14.90	68,165
Non-Qualified XXIII	4,214.772	10.81	45,562
	72,010.458		$936,572
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	267,661.517	$12.37	$3,310,973
Non-Qualified V (0.75)	453,916.516	12.74	5,782,896
Non-Qualified VII	1,177,287.488	12.49	14,704,321
Non-Qualified VIII	287,588.351	12.60	3,623,613
Non-Qualified IX	4,865.241	12.19	59,307
Non-Qualified X	3,934.788	12.37	48,673
Non-Qualified XII	428.891	12.70	5,447
Non-Qualified XIII	1,051,195.956	12.82	13,476,332
Non-Qualified XIV	1,179,640.670	12.60	14,863,472
Non-Qualified XV	413,204.657	12.49	5,160,926
Non-Qualified XVI	7,655.394	12.45	95,310
Non-Qualified XIX	7,548.431	12.24	92,393
Non-Qualified XX	13,006.963	12.59	163,758
Non-Qualified XXIII	4,565.325	11.40	52,045
Non-Qualified XXIV	34,284.002	11.53	395,295
	4,906,784.190		$61,834,761

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	150,348.030	$16.39	$2,464,204
Contracts in accumulation period:
Non-Qualified V	16,258.326	18.55	301,592
Non-Qualified V (0.75)	44,516.217	19.98	889,434
Non-Qualified VII	220,514.466	18.10	3,991,312
Non-Qualified VIII	71,712.062	17.18	1,232,013
Non-Qualified IX	847.207	17.92	15,182
Non-Qualified XXIII	1,090.831	10.71	11,683
	505,287.139		$8,905,420
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	112,533.305	$9.28 to $12.93	$1,441,947
Contracts in accumulation period:
Non-Qualified V	32,561.289	18.83	613,129
Non-Qualified V (0.75)	120,592.227	20.28	2,445,610
Non-Qualified VII	176,467.178	18.37	3,241,702
Non-Qualified VIII	39,487.821	16.62	656,288
Non-Qualified IX	2,815.342	18.19	51,211
Non-Qualified X	3,999.393	19.74	78,948
Non-Qualified XX	4,515.963	13.92	62,862
Non-Qualified XXIII	13,180.523	10.24	134,969
Non-Qualified XXIV	98.474	10.36	1,020
	506,251.515		$8,727,686
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	208,811.588	$9.94 to $13.22	$2,754,749
Contracts in accumulation period:
Non-Qualified V	38,888.396	18.56	721,769
Non-Qualified V (0.75)	39,292.606	19.99	785,459
Non-Qualified VII	283,315.707	18.11	5,130,847
Non-Qualified VIII	64,862.817	16.69	1,082,560
Non-Qualified IX	560.819	17.94	10,061
Non-Qualified X	1,286.394	19.47	25,046
Non-Qualified XXIII	2,025.472	10.49	21,247
Non-Qualified XXIV	5,930.901	10.61	62,927
	644,974.700		$10,594,665
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,118,478.283	$7.34 to $292.82	$55,952,492
Contracts in accumulation period:
Non-Qualified 1964	958.659	247.41	237,182
Non-Qualified V	1,354,950.216	23.05	31,231,602
Non-Qualified V (0.75)	2,190,980.878	24.83	54,402,055
Non-Qualified VI	460,124.224	21.74	10,003,101
Non-Qualified VII	1,265,313.891	22.55	28,532,828
Non-Qualified VIII	308,405.887	15.35	4,734,030
Non-Qualified IX	43,100.065	22.27	959,838
Non-Qualified X	486,740.564	23.84	11,603,895
Non-Qualified XI	4,542.112	22.49	102,152
Non-Qualified XII	5,834.971	9.96	58,116

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Non-Qualified XIII	1,175,860.833	$9.48	$11,147,161
Non-Qualified XIV	1,156,166.389	9.13	10,555,799
Non-Qualified XV	404,304.769	8.96	3,622,571
Non-Qualified XVI	2,876.895	7.97	22,929
Non-Qualified XVIII	1,872.921	7.61	14,253
Non-Qualified XIX	13,059.845	7.73	100,953
Non-Qualified XX	28,576.178	14.19	405,496
Non-Qualified XXII	7,550.120	10.63	80,258
Non-Qualified XXIII	108,694.190	10.46	1,136,941
Non-Qualified XXIV	34,917.451	10.58	369,427
	10,173,309.341		$225,273,079
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	11,953.000	$10.46	$125,028
Non-Qualified VIII	1,299.055	10.56	13,718
Non-Qualified XIII	95,864.037	10.78	1,033,414
Non-Qualified XIV	17,797.221	10.56	187,939
Non-Qualified XV	1,646.859	10.46	17,226
	128,560.172		$1,377,325
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	197,723.446	$10.24	$2,024,688
Non-Qualified VIII	21,917.084	10.34	226,623
Non-Qualified XIII	366,665.151	10.54	3,864,651
Non-Qualified XIV	597,675.053	10.34	6,179,960
Non-Qualified XV	283,902.150	10.24	2,907,158
	1,467,882.884		$15,203,080
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	104,271.282	$10.22	$1,065,652
Non-Qualified VIII	4,632.522	10.31	47,761
Non-Qualified XIII	184,360.275	10.51	1,937,626
Non-Qualified XIV	275,830.818	10.31	2,843,816
Non-Qualified XV	283,812.048	10.22	2,900,559
	852,906.945		$8,795,414
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	95,672.554	$10.27	$982,557
Non-Qualified VIII	7,309.997	10.38	75,878
Non-Qualified XIII	251,777.058	10.53	2,651,212
Non-Qualified XIV	192,596.114	10.35	1,993,370
Non-Qualified XV	182,909.942	10.26	1,876,656
	730,265.665		$7,579,673

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	17,142.394	$10.37	$177,767
Non-Qualified XIII	227,976.597	10.61	2,418,832
Non-Qualified XIV	190,369.365	10.44	1,987,456
Non-Qualified XV	152,354.071	10.35	1,576,865
Non-Qualified XIX	101.147	10.15	1,027
	587,943.574		$6,161,947
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,712.430	$10.23	$89,128
Non-Qualified VIII	10,567.052	10.33	109,158
Non-Qualified XIII	141,225.353	10.46	1,477,217
Non-Qualified XIV	153,457.325	10.30	1,580,610
Non-Qualified XV	106,099.750	10.22	1,084,339
	420,061.910		$4,340,452
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	15,203.500	$10.47	$159,181
Non-Qualified VIII	573.467	10.56	6,056
Non-Qualified XIII	179,122.147	10.72	1,920,189
Non-Qualified XIV	178,988.997	10.56	1,890,124
Non-Qualified XV	73,722.797	10.47	771,878
Non-Qualified XVI	17,789.150	10.45	185,897
Non-Qualified XIX	1,097.470	10.29	11,293
	466,497.528		$4,944,618
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	37,695.322	$10.54	$397,309
Non-Qualified VIII	767.224	10.61	8,140
Non-Qualified XIII	489,771.890	10.77	5,274,843
Non-Qualified XIV	346,107.434	10.61	3,672,200
Non-Qualified XV	304,565.199	10.54	3,210,117
Non-Qualified XVI	5,930.622	10.51	62,331
Non-Qualified XVIII	9,519.502	10.28	97,860
Non-Qualified XIX	6,250.942	10.36	64,760
	1,200,608.135		$12,787,560
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	31,563.117	$10.47	$330,466
Non-Qualified VIII	1,307.523	10.54	13,781
Non-Qualified XIII	522,163.139	10.69	5,581,924
Non-Qualified XIV	379,816.280	10.54	4,003,264
Non-Qualified XV	259,888.262	10.47	2,721,030
Non-Qualified XVI	5,267.190	10.45	55,042
	1,200,005.511		$12,705,507

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	24,197.642	$10.55	$255,285
Non-Qualified VIII	4,287.687	10.61	45,492
Non-Qualified XIII	448,098.900	10.75	4,817,063
Non-Qualified XIV	323,513.598	10.61	3,432,479
Non-Qualified XV	105,736.987	10.55	1,115,525
Non-Qualified XVI	1,590.004	10.53	16,743
Non-Qualified XVIII	172.996	10.33	1,787
	907,597.814		$9,684,374
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	129,462.217	$5.20	$673,204
Non-Qualified V (0.75)	410,722.208	5.48	2,250,758
Non-Qualified VII	290,468.184	5.11	1,484,292
Non-Qualified VIII	30,069.497	5.19	156,061
Non-Qualified IX	6,867.542	5.06	34,750
Non-Qualified X	404.127	5.29	2,138
Non-Qualified XII	5,858.642	5.45	31,930
Non-Qualified XIII	213,010.879	5.36	1,141,738
Non-Qualified XIV	184,211.044	5.19	956,055
Non-Qualified XV	22,473.548	5.11	114,840
Non-Qualified XVI	1,196.271	5.31	6,352
Non-Qualified XIX	743.850	5.15	3,831
Non-Qualified XX	1,427.040	17.57	25,073
Non-Qualified XXIII	3,467.843	12.27	42,550
	1,300,382.892		$6,923,572
ING Euro STOXX 50 Index Portfolio - Institutional
Class
Contracts in accumulation period:
ING Select Opportunities	3,625.645	$9.42	$34,154

ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,179,742.390	$8.14 to $16.90	$18,623,417
Contracts in accumulation period:
Non-Qualified V	81,760.465	19.23	1,572,254
Non-Qualified V (0.75)	514,030.064	20.66	10,619,861
Non-Qualified VII	418,311.105	18.80	7,864,249
Non-Qualified VIII	150,573.972	18.88	2,842,837
Non-Qualified IX	4,797.605	18.58	89,140
Non-Qualified XII	7,148.433	11.99	85,710
Non-Qualified XIII	1,379,248.381	11.37	15,682,054
Non-Qualified XIV	1,262,707.820	10.95	13,826,651
Non-Qualified XIX	14,180.637	7.97	113,020
Non-Qualified XV	504,734.564	10.75	5,425,897
Non-Qualified XVI	19,808.460	8.22	162,826
Non-Qualified XVIII	981.455	7.84	7,695
Non-Qualified XX	605.426	13.72	8,306
Non-Qualified XXIII	17,488.850	10.34	180,835
Non-Qualified XXIV	15,964.844	10.46	166,992
	5,572,084.471		$77,271,744

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	42,377.771	$22.43	$950,533
Non-Qualified V (0.75)	346,852.232	23.90	8,289,768
Non-Qualified IX	3,539.086	21.73	76,904
Non-Qualified XII	6,636.927	24.80	164,596
Non-Qualified XX	2,311.856	17.73	40,989
Non-Qualified XXIII	11,506.407	10.85	124,845
Non-Qualified XXIV	20,117.027	10.97	220,684
	433,341.306		$9,868,319
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	32,884.115	$15.96	$524,830
Non-Qualified V (0.75)	178,310.956	17.00	3,031,286
Non-Qualified IX	4,258.461	15.46	65,836
Non-Qualified XII	15,779.016	18.23	287,651
Non-Qualified XX	2,402.293	16.92	40,647
Non-Qualified XXIII	6,662.667	11.02	73,423
Non-Qualified XXIV	7,294.845	11.14	81,265
	247,592.353		$4,104,938
ING International Index Portfolio - Class I
Currently payable annuity contracts:	80,078.377	$14.28 to $14.39	$1,143,737
Contracts in accumulation period:
ING Select Opportunities	9,841.348	10.50	103,334
Non-Qualified V	15,784.361	7.96	125,644
Non-Qualified V (0.75)	164,290.878	8.06	1,324,184
Non-Qualified VII	243,403.595	14.85	3,614,543
Non-Qualified VIII	38,259.921	14.89	569,690
Non-Qualified IX	895.686	7.91	7,085
Non-Qualified XII	2,541.102	8.05	20,456
Non-Qualified XIII	95,193.416	14.96	1,424,094
Non-Qualified XIV	84,622.062	14.89	1,260,022
Non-Qualified XV	40,101.357	14.85	595,505
Non-Qualified XVI	126.325	14.83	1,873
Non-Qualified XIX	974.015	14.76	14,376
Non-Qualified XX	3,273.445	8.02	26,253
Non-Qualified XXIII	4,572.265	9.10	41,608
	783,958.153		$10,272,404
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,921.835	$13.52	$53,023

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	29,171.374	$14.18	$413,650
Contracts in accumulation period:
ING Select Opportunities	8,547.240	11.71	100,088
Non-Qualified V	974.309	13.96	13,601
Non-Qualified V (0.75)	5,023.027	14.08	70,724
Non-Qualified VII	945,642.937	13.05	12,340,640
Non-Qualified VIII	123,818.906	13.08	1,619,551
Non-Qualified IX	579.192	13.91	8,057
Non-Qualified XIII	388,904.865	13.14	5,110,210
Non-Qualified XIV	453,732.157	13.08	5,934,817
Non-Qualified XV	163,455.239	13.05	2,133,091
Non-Qualified XVI	2,442.900	13.04	31,855
Non-Qualified XVIII	205.765	12.96	2,667
Non-Qualified XIX	5,534.279	12.99	71,890
Non-Qualified XXIII	64.744	14.09	912
	2,128,096.934		$27,851,753
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	266,976.949	$13.91 to $14.14	$3,769,876
Contracts in accumulation period:
Non-Qualified V	28,844.356	8.97	258,734
Non-Qualified V (0.75)	202,137.386	9.09	1,837,429
Non-Qualified VII	283,647.243	14.26	4,044,810
Non-Qualified VIII	88,656.393	14.30	1,267,786
Non-Qualified IX	673.503	8.91	6,001
Non-Qualified XIII	175,663.717	14.37	2,524,288
Non-Qualified XIV	259,172.977	14.30	3,706,174
Non-Qualified XV	104,357.919	14.26	1,488,144
Non-Qualified XVI	330.862	14.25	4,715
Non-Qualified XVIII	3,534.828	14.14	49,982
Non-Qualified XIX	2,236.979	14.17	31,698
Non-Qualified XXIII	2,086.105	10.14	21,153
	1,418,319.217		$19,010,790
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
ING Select Opportunities	54,505.867	$11.05	$602,290
Non-Qualified XIII	221,902.380	13.86	3,075,567
Non-Qualified XIV	259,241.168	13.79	3,574,936
Non-Qualified XV	82,045.478	13.75	1,128,125
Non-Qualified XVI	2,445.196	13.74	33,597
Non-Qualified XIX	15,106.575	13.67	206,507
	635,246.664		$8,621,022
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified VII	107,203.918	$13.71	$1,469,766
Non-Qualified VIII	5,646.599	13.74	77,584
	112,850.517		$1,547,350

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,618.370	$15.93	$57,641
Non-Qualified V (0.75)	17,356.587	16.06	278,747
Non-Qualified IX	1,742.565	15.87	27,655
Non-Qualified XII	197.769	16.05	3,174
	22,915.291		$367,217
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	9,933.558	$12.80	$127,150
Non-Qualified V	2,850.536	10.12	28,847
Non-Qualified V (0.75)	10,172.003	10.26	104,365
	22,956.097		$260,362
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	8,542.519	$12.74	$108,832
Non-Qualified V	1,112.655	10.85	12,072
Non-Qualified V (0.75)	22,184.955	10.99	243,813
Non-Qualified IX	167.045	10.77	1,799
Non-Qualified XII	534.810	10.98	5,872
Non-Qualified XX	38.755	10.93	424
	32,580.739		$372,812
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	162,832.717	$15.04 to $30.93	$4,939,511
Contracts in accumulation period:
Non-Qualified V	15,067.747	30.69	462,429
Non-Qualified V (0.75)	89,437.103	32.87	2,939,798
Non-Qualified VII	272,765.615	30.03	8,191,151
Non-Qualified VIII	71,092.321	30.66	2,179,691
Non-Qualified IX	1,584.806	29.66	47,005
Non-Qualified X	4,066.939	30.69	124,814
Non-Qualified XII	1,308.474	22.61	29,585
Non-Qualified XIII	314,243.113	21.83	6,859,927
Non-Qualified XIV	274,076.806	21.02	5,761,094
Non-Qualified XV	67,587.636	20.62	1,393,657
Non-Qualified XVI	1,910.618	14.94	28,545
Non-Qualified XVIII	78.436	14.26	1,118
Non-Qualified XIX	2,750.570	14.48	39,828
Non-Qualified XX	415.047	19.87	8,247
Non-Qualified XXIII	18,691.726	11.38	212,712
Non-Qualified XXIV	5,868.634	11.51	67,548
	1,303,778.308		$33,286,660

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	32,126.165	$10.54	$338,610
Non-Qualified V	6,786.724	11.16	75,740
Non-Qualified V (0.75)	74,414.093	11.31	841,623
Non-Qualified IX	1,358.822	11.09	15,069
Non-Qualified XII	24.317	11.30	275
Non-Qualified XX	1,871.587	11.25	21,055
Non-Qualified XXIII	1,053.741	11.53	12,150
	117,635.449		$1,304,522
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	26,095.584	$13.20	$344,462
Non-Qualified V (0.75)	92,772.070	13.84	1,283,965
Non-Qualified IX	9,560.490	12.89	123,235
Non-Qualified XII	5,424.297	13.77	74,693
Non-Qualified XX	412.442	14.97	6,174
Non-Qualified XXIII	4,582.738	8.56	39,228
	138,847.621		$1,871,757
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	20,219.576	$16.41	$331,803
Non-Qualified V (0.75)	84,720.627	17.20	1,457,195
Non-Qualified XII	2,867.836	17.12	49,097
Non-Qualified XX	5,725.462	22.49	128,766
Non-Qualified XXIII	2,052.716	12.62	25,905
	115,586.217		$1,992,766
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	108,202.973	$14.85	$1,606,814
Non-Qualified XIV	94,156.359	14.42	1,357,735
Non-Qualified XV	35,874.729	14.21	509,780
Non-Qualified XVI	166.313	14.14	2,352
	238,400.374		$3,476,681
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	11,117.628	$10.57	$117,513
Non-Qualified V (0.75)	59,136.907	11.09	655,828
Non-Qualified XII	5,914.083	11.03	65,232
Non-Qualified XX	435.807	18.54	8,080
Non-Qualified XXII	219.387	13.64	2,992
Non-Qualified XXIII	217.579	11.91	2,591
	77,041.391		$852,236

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	99,557.078	$10.12	$1,007,518
Non-Qualified XIV	102,961.012	9.83	1,012,107
Non-Qualified XV	44,284.221	9.68	428,671
Non-Qualified XVI	1,735.762	9.63	16,715
	248,538.073		$2,465,011
Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	4,398.205	$9.90 to $11.09	$45,528
Contracts in accumulation period:
Non-Qualified V	7,335.849	8.92	65,436
Non-Qualified V (0.75)	56,602.487	9.46	535,460
Non-Qualified IX	170.760	8.66	1,479
Non-Qualified XII	10.024	9.40	94
Non-Qualified XXIII	115.297	9.48	1,093
	68,632.622		$649,090
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	14,700.586	$12.76 to $13.39	$196,523
Contracts in accumulation period:
Non-Qualified V	51,693.112	10.05	519,516
Non-Qualified V (0.75)	70,510.371	10.66	751,641
Non-Qualified IX	1,933.910	9.76	18,875
Non-Qualified XII	15.208	10.60	161
Non-Qualified XX	3,122.667	15.78	49,276
Non-Qualified XXIII	1,393.108	10.41	14,502
Non-Qualified XXIV	418.502	10.53	4,407
	143,787.464		$1,554,901
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	374.992	$38.24	$14,340

Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.382	$33.10	$79
Non-Qualified IX	66.994	29.69	1,989
	69.376		$2,068
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.416	$30.14	$3,117

Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified IX	98.224	$20.25	$1,989

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.341	$24.92	$1,379

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	48,248.958	$13.71	$661,493
Non-Qualified V (0.75)	98,966.646	14.37	1,422,151
Non-Qualified IX	10,963.520	13.39	146,802
Non-Qualified XX	2,470.729	16.65	41,138
Non-Qualified XXIII	9,760.874	11.30	110,298
Non-Qualified XXIV	14,713.143	11.43	168,171
	185,123.870		$2,550,053
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,543.587	$24.77	$63,005

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	27,189.979	$9.81 to $11.64	$286,059

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	3,126.681	$13.17	$41,178
Non-Qualified V (0.75)	51,040.118	13.55	691,594
Non-Qualified IX	3,594.552	12.98	46,657
Non-Qualified XII	351.332	13.51	4,746
Non-Qualified XX	5,390.412	13.40	72,232
Non-Qualified XXIII	1,261.677	11.45	14,446
	64,764.772		$870,853
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts	4,830.860	$9.06 to $11.44	$54,868

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	62,386.620	$13.54	$844,715
Non-Qualified V (0.75)	434,117.831	14.00	6,077,650
Non-Qualified IX	2,915.843	13.31	38,810
Non-Qualified XX	422.005	13.81	5,828
Non-Qualified XXIII	7,689.297	11.32	87,043
	507,531.596		$7,054,046

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	36,147.174	$10.37	$374,846
Non-Qualified V (0.75)	347,364.278	10.56	3,668,167
Non-Qualified IX	151.203	10.28	1,554
Non-Qualified XII	18,877.820	10.54	198,972
Non-Qualified XX	5,940.125	10.49	62,312
Non-Qualified XXIII	5,641.000	10.10	56,974
	414,121.600		$4,362,825
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,779.018	$14.15	$138,373
Non-Qualified V (0.75)	21,636.072	14.63	316,536
Non-Qualified IX	2,839.759	13.91	39,501
Non-Qualified XXIII	621.432	12.54	7,793
	34,876.281		$502,203
Wanger International
Contracts in accumulation period:
Non-Qualified V	22,975.795	$10.27	$235,961
Non-Qualified V (0.75)	147,941.124	10.46	1,547,464
Non-Qualified IX	2,301.428	10.18	23,429
Non-Qualified XII	7,569.702	10.44	79,028
Non-Qualified XX	7,590.482	10.39	78,865
Non-Qualified XXIII	2,193.403	11.61	25,465
	190,571.934		$1,990,212
Wanger Select
Contracts in accumulation period:
Non-Qualified V	25,406.196	$16.40	$416,662
Non-Qualified V (0.75)	178,654.732	16.96	3,029,984
Non-Qualified IX	1,005.068	16.13	16,212
Non-Qualified XX	1,135.889	16.74	19,015
Non-Qualified XXIII	2,118.433	11.89	25,188
	208,320.318		$3,507,061
Wanger USA
Contracts in accumulation period:
Non-Qualified V	4,948.094	$14.37	$71,104
Non-Qualified V (0.75)	47,483.750	14.86	705,609
Non-Qualified IX	983.955	14.13	13,903
Non-Qualified XX	159.159	14.66	2,333
Non-Qualified XXIII	1,208.737	11.58	13,997
	54,783.695		$806,946

ING Select Opportunities

Modified single premium deferred variable annuity contracts issued since April 2010 and having mortality and expense charge of 0.75%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.

Non-Qualified XXIV

Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds Insurance Series® International
Fund - Class 2
2010	-		$13.95		$4	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Calvert VP SRI Balanced Portfolio
2010	59	$10.37	to	$24.75	$962	1.27%	0.70%	to	1.40%	10.60%	to	11.39%
2009	77	$9.31	to	$22.24	$1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
Federated Capital Appreciation Fund II - Primary
Shares
2010	557	$10.79	to	$11.70	$6,511	(e)	1.25%	to	1.40%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Capital Income Fund II
2010	192	$18.59	to	$19.03	$3,562	4.16%	1.25%	to	1.40%	10.52%	to	10.70%
2009	91	$14.18	to	$17.19	$1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Fund for U.S. Government Securities II
2010	67		$18.95		$1,260	4.66%		1.40%		3.72%
2009	88		$18.27		$1,615	5.04%		1.40%		3.69%
2008	109		$17.62		$1,916	5.00%		1.40%		2.86%
2007	124		$17.13		$2,125	4.43%		1.40%		4.77%
2006	146		$16.35		$2,385	4.88%		1.40%		2.70%
Federated High Income Bond Fund II - Primary Shares
2010	166	$24.83	to	$25.41	$4,115	8.19%	1.25%	to	1.40%	13.12%	to	13.29%
2009	197	$21.95	to	$22.43	$4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
Federated Kaufmann Fund II - Primary Shares
2010	175		$12.21		$2,136	(e)		1.40%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Prime Money Fund II
2010	147	$9.90	to	$13.34	$1,959	-	1.25%	to	1.40%	-1.40%
2009	111		$13.53		$1,502	0.49%		1.40%		-0.95%
2008	128		$13.66		$1,747	2.68%		1.40%		1.11%
2007	142		$13.51		$1,915	4.73%		1.40%		3.45%
2006	161		$13.06		$2,102	4.36%		1.40%		3.08%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	3,455	$10.17	to	$25.89	$63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2010	522	$9.86	to	$20.74	$9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
Fidelity® VIP High Income Portfolio - Initial Class
2010	14	$12.68	to	$14.78	$187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
Fidelity® VIP Overseas Portfolio - Initial Class
2010	264	$9.31	to	$20.02	$4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	5,127	$10.81	to	$35.52	$127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	947	$20.26	to	$23.89	$22,102	1.78%	1.25%	to	1.40%	13.38%	to	13.57%
2009	1,111	$17.84	to	$21.07	$22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2010	42		$20.43		$868	3.48%		1.40%		6.30%
2009	48		$19.22		$914	8.83%		1.40%		14.13%
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%		2.91%
2006	71		$17.16		$1,210	4.63%		1.40%		2.88%
Franklin Small Cap Value Securities Fund - Class 2
2010	179	$11.50	to	$19.71	$3,417	0.74%	0.70%	to	1.50%	26.27%	to	27.35%
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
ING Balanced Portfolio - Class I
2010	3,405	$10.04	to	$38.49	$81,044	2.77%	0.35%	to	2.25%	11.56%	to	13.75%
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
ING Intermediate Bond Portfolio - Class I
2010	5,235	$11.35	to	$90.43	$101,061	4.92%	0.35%	to	2.25%	7.41%	to	9.45%
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
ING American Funds Growth Portfolio
2010	988	$12.20	to	$12.93	$12,525	0.10%	0.95%	to	1.75%	16.08%	to	16.97%
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth-Income Portfolio
2010	926	$10.51	to	$11.13	$10,115	0.87%	0.95%	to	1.75%	8.91%	to	14.04%
2009	1,262	$9.58	to	$10.06	$12,494	2.25%	0.95%	to	1.90%	28.07%	to	29.31%
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
ING American Funds International Portfolio
2010	910	$14.23	to	$15.04	$13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
ING Artio Foreign Portfolio - Service Class
2010	409	$8.36	to	$14.08	$4,771	-	0.70%	to	1.75%	4.94%	to	6.09%
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to	19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to	28.24%
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
2010	28		$10.61		$297	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	2,809	$8.33	to	$10.58	$24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(b)	0.75%	to	1.90%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2010	158	$10.11	to	$10.30	$1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%
2008	162	$6.69	to	$6.71	$1,087	(c)	0.75%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Global Real Estate Portfolio - Service
Class
2010	104	$10.85	to	$11.08	$1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to	-41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to	-8.19%
2006	148	$13.58	to	$13.67	$2,017	(a)	0.95%	to	1.90%		(a)
ING Clarion Real Estate Portfolio - Service Class
2010	220	$10.08	to	$11.03	$2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to	-38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to	-18.40%
2006	88	$11.88	to	$12.34	$1,079	(a)	0.75%	to	1.50%		(a)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2010	1,548	$11.44	to	$11.96	$18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(a)	0.95%	to	1.90%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	128	$11.79	to	$15.92	$2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to	11.13%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Income Portfolio - Service Class
2010	381	$11.00	to	$11.42	$4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%
2006	395	$10.89	to	$10.96	$4,316	(a)	0.95%	to	1.90%		(a)
ING Franklin Mutual Shares Portfolio - Service Class
2010	181	$9.88	to	$10.18	$1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(b)	0.95%	to	1.90%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Global Resources Portfolio - Service Class
2010	644	$10.22	to	$13.41	$8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
2006	162	$9.89	to	$9.96	$1,610	(a)	0.95%	to	1.90%		(a)
ING Janus Contrarian Portfolio - Service Class
2010	164	$8.03	to	$9.36	$1,340	-	0.70%	to	1.50%	12.31%	to	13.12%
2009	186	$7.15	to	$7.24	$1,347	0.94%	0.75%	to	1.50%	34.71%	to	35.33%
2008	26	$5.33	to	$5.35	$139	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2010	474	$14.89	to	$19.74	$8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to	34.55%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	476	$11.96	to	$24.50	$11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to	34.80%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2010	148	$13.66	to	$14.30	$2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to	15.82%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	23	$11.72	to	$14.15	$324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
ING Large Cap Growth Portfolio - Institutional Class
2010	625	$13.35	to	$15.26	$8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to	4.93%
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
2010	278	$9.42	to	$10.55	$2,705	0.71%	0.70%	to	1.50%	15.72%	to	16.75%
2009	382	$8.14	to	$9.04	$3,183	0.83%	0.70%	to	1.50%	17.29%	to	18.17%
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(a)	0.75%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	46	$9.37	to	$9.57	$432	0.43%	0.95%	to	1.40%	15.39%	to	16.00%
2009	61	$8.10	to	$8.25	$500	0.63%	0.95%	to	1.45%	17.05%	to	17.69%
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(a)	0.95%	to	1.90%		(a)
ING Marsico Growth Portfolio - Service Class
2010	133	$10.04	to	$12.16	$1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
ING Marsico International Opportunities Portfolio -
Service Class
2010	382	$9.30	to	$14.20	$4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
ING MFS Total Return Portfolio - Institutional Class
2010	3,512	$11.18	to	$11.82	$40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
ING MFS Total Return Portfolio - Service Class
2010	76	$13.85	to	$14.39	$1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2010	146	$10.36	to	$17.28	$2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
ING PIMCO High Yield Portfolio - Service Class
2010	322	$13.47	to	$15.01	$4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
ING Pioneer Equity Income Portfolio - Institutional
Class
2010	392	$8.15	to	$10.33	$3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to	11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Fund Portfolio - Institutional Class
2010	908	$10.23	to	$12.26	$10,904	1.16%	0.75%	to	2.25%	13.53%	to	15.29%
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to	23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to	-34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to	4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to	15.88%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2010	259	$10.48	to	$10.90	$2,795	1.11%	0.70%	to	1.50%	16.44%	to	17.33%
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to	24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to	-33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
2006	3		$10.63		$36	(a)		0.75%			(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	79	$10.21	to	$10.60	$831	0.89%	0.95%	to	1.75%	15.89%	to	16.74%
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to	24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to	-33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to	4.44%
2006	33	$10.52	to	$10.58	$344	(a)	0.95%	to	1.75%		(a)
ING Retirement Growth Portfolio - Adviser Class
2010	536	$10.31	to	$10.37	$5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$5,625	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2010	611	$10.54	to	$10.60	$6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$7,664	(d)	0.95%	to	1.75%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Portfolio - Adviser Class
2010	672	$10.65	to	$10.71	$7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$9,028	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	828	$11.38	to	$13.93	$11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to	13.76%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	432	$9.77	to	$15.76	$5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to	18.16%
ING Templeton Global Growth Portfolio - Service
Class
2010	35	$9.25	to	$9.45	$327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
2006	62	$11.08	to	$11.15	$692	(a)	0.95%	to	1.90%		(a)
ING U.S. Stock Index Portfolio - Service Class
2010	5		$11.67		$60	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	72	$10.70	to	$12.00	$857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to	15.16%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	18	$9.78	to	$12.27	$214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to	13.08%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2010	7,277	$9.97	to	$16.27	$97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
ING Money Market Portfolio - Class S
2010	32		$9.91		$313	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	131	$13.00	to	$20.82	$2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
ING Baron Small Cap Growth Portfolio - Service
Class
2010	239	$9.99	to	$20.21	$3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
ING Columbia Small Cap Value Portfolio - Service
Class
2010	70	$10.08	to	$10.39	$719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(a)	0.75%	to	1.90%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service
Class
2010	245	$9.64	to	$14.34	$2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	106	$11.47	to	$20.12	$1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	1,600	$5.57	to	$17.24	$20,533	-	0.35%	to	1.90%	21.88%	to	24.04%
2009	1,808	$4.57	to	$13.96	$18,675	-	0.35%	to	1.90%	29.83%	to	31.40%
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
ING Oppenheimer Global Portfolio - Initial Class
2010	6,770	$11.18	to	$13.96	$92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
2010	3,344	$11.57	to	$13.70	$44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	9		$13.09		$115	2.69%		1.25%		14.12%
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
2006	-		$10.73		$1	(a)		1.25%			(a)
ING PIMCO Total Return Portfolio - Service Class
2010	997	$11.90	to	$15.44	$15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
ING Pioneer High Yield Portfolio - Initial Class
2010	1,392	$13.82	to	$15.34	$19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(a)	0.75%	to	1.25%		(a)
ING Solution 2015 Portfolio - Service Class
2010	316	$10.63	to	$11.90	$3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
ING Solution 2025 Portfolio - Service Class
2010	215	$10.48	to	$11.75	$2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2010	296	$10.44	to	$11.90	$3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
ING Solution 2045 Portfolio - Service Class
2010	87	$10.25	to	$11.92	$940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
ING Solution Income Portfolio - Service Class
2010	74	$10.98	to	$12.04	$879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	3,375	$11.70	to	$14.79	$48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	1,303	$10.93	to	$30.17	$32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial
Class
2010	2,227	$8.61	to	$9.95	$19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(c)	0.70%	to	1.90%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Thornburg Value Portfolio - Initial Class
2010	1,092	$6.92	to	$32.62	$17,212	1.50%	0.70%	to	1.75%	9.49%	to	10.66%
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	1,174	$7.10	to	$16.53	$15,770	0.88%	0.70%	to	1.75%	11.46%	to	12.69%
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
ING Van Kampen Comstock Portfolio - Service Class
2010	72	$10.81	to	$14.90	$937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	4,907	$11.40	to	$12.82	$61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio -
Class I
2010	505	$10.71	to	$19.98	$8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
ING Strategic Allocation Growth Portfolio - Class I
2010	506	$9.28	to	$20.28	$8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
ING Strategic Allocation Moderate Portfolio - Class I
2010	645	$9.94	to	$19.99	$10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
ING Growth and Income Portfolio - Class I
2010	10,173	$7.34	to	$292.82	$225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
ING GET U.S. Core Portfolio - Series 5
2010	129	$10.46	to	$10.78	$1,377	1.75%	1.45%	to	1.90%	0.10%	to	0.56%
2009	139	$10.25	to	$10.72	$1,481	3.54%	1.45%	to	2.25%	-0.58%	to	0.19%
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2010	1,468	$10.24	to	$10.54	$15,203	2.11%	1.45%	to	1.90%	0.10%	to	0.57%
2009	1,792	$10.04	to	$10.48	$18,495	2.06%	1.45%	to	2.25%	-0.59%	to	0.19%
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
ING GET U.S. Core Portfolio - Series 7
2010	853	$10.22	to	$10.51	$8,795	2.15%	1.45%	to	1.90%	0.59%	to	1.06%
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
ING GET U.S. Core Portfolio - Series 8
2010	730	$10.26	to	$10.53	$7,580	2.23%	1.45%	to	1.90%	0.39%	to	0.96%
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
ING GET U.S. Core Portfolio - Series 9
2010	588	$10.15	to	$10.61	$6,162	2.09%	1.45%	to	2.25%	1.40%	to	2.22%
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
ING GET U.S. Core Portfolio - Series 10
2010	420	$10.22	to	$10.46	$4,340	2.63%	1.45%	to	1.90%	2.10%	to	2.55%
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82%	to	-2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2010	466	$10.29	to	$10.72	$4,945	2.57%	1.45%	to	2.25%	2.49%	to	3.28%
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00%	to	-2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
ING GET U.S. Core Portfolio - Series 12
2010	1,201	$10.28	to	$10.77	$12,788	2.80%	1.45%	to	2.40%	3.21%	to	4.26%
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92%	to	-2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 13
2010	1,200	$10.45	to	$10.69	$12,706	2.55%	1.45%	to	1.95%	4.60%	to	5.01%
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26%	to	-3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 14
2010	908	$10.33	to	$10.75	$9,684	3.89%	1.45%	to	2.40%	4.24%	to	5.39%
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(a)	0.95%	to	1.25%		(a)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	1,300	$5.06	to	$17.57	$6,924	-	0.70%	to	1.75%	16.52%	to	17.75%
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000 s)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50 Index Portfolio - Institutional
Class
2010	4		$9.42		$34	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Index Plus LargeCap Portfolio - Class I
2010	5,572	$7.84	to	$20.66	$77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
ING Index Plus MidCap Portfolio - Class I
2010	433	$10.85	to	$24.80	$9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
ING Index Plus SmallCap Portfolio - Class I
2010	248	$11.02	to	$18.23	$4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
ING International Index Portfolio - Class I
2010	784	$7.91	to	$14.96	$10,272	3.55%	0.70%	to	1.75%	5.96%	to	7.06%
2009	989	$7.44	to	$14.01	$11,857	-	0.70%	to	1.90%	25.89%	to	26.77%
2008	36	$5.91	to	$5.94	$211	(c)	0.75%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2010	4		$13.52		$53	2.11%		1.25%			6.29%
2009	3		$12.72		$42	(d)		1.25%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	2,128	$11.71	to	$14.18	$27,852	0.66%	0.70%	to	1.90%	10.67%	to 11.92%
2009	2,458	$11.71	to	$12.73	$28,908	(d)	0.75%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	1,418	$8.91	to	$14.37	$19,011	3.38%	0.70%	to	2.25%	9.70%	to 11.43%
2009	1,651	$8.06	to	$12.93	$20,115	-	0.70%	to	2.25%	22.17%	to 22.71%
2008	96	$6.63	to	$6.65	$641	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2010	635	$11.05	to	$13.86	$8,621	1.52%	0.75%	to	1.75%	9.45%	to 10.35%
2009	812	$12.47	to	$12.56	$10,184	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	113	$13.71	to	$13.74	$1,547	1.41%	1.25%	to	1.40%	9.59%	to 9.74%
2009	125	$12.51	to	$12.52	$1,568	(d)	1.25%	to	1.40%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	23	$15.87	to	$16.06	$367	-	0.75%	to	1.50%	23.98%	to	24.88%
2009	8	$12.80	to	$12.86	$101	(d)	0.75%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class I
2010	23	$10.12	to	$12.80	$260	0.48%	0.75%	to	1.25%	23.72%	to	24.36%
2009	19	$8.18	to	$8.25	$159	-	0.75%	to	1.25%	39.12%
2008	5		$5.93		$29	(c)		0.75%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Small Cap Index Portfolio - Class I
2010	33	$10.77	to	$12.74	$373	-	0.75%	to	1.50%	24.86%	to	25.46%
2009	14	$8.69	to	$8.76	$123	-	0.75%	to	1.25%	25.68%
2008	5		$6.97		$35	(c)		0.75%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Small Company Portfolio - Class I
2010	1,304	$11.38	to	$32.87	$33,287	0.53%	0.35%	to	1.90%	21.98%	to	24.03%
2009	1,495	$9.21	to	$26.63	$30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
ING U.S. Bond Index Portfolio - Class I
2010	118	$10.54	to	$11.53	$1,305	2.83%	0.70%	to	1.50%	4.79%	to	5.39%
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%
2008	9	$10.19	to	$10.22	$96	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2010	139	$8.56	to	$14.97	$1,872	1.81%	0.70%	to	1.50%	0.94%	to	1.78%
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
ING MidCap Opportunities Portfolio - Class I
2010	116	$12.62	to	$22.49	$1,993	0.72%	0.70%	to	1.25%	28.71%	to	29.44%
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
ING MidCap Opportunities Portfolio - Class S
2010	238	$14.14	to	$14.85	$3,477	0.46%	0.95%	to	1.45%	28.08%	to	28.79%
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
ING SmallCap Opportunities Portfolio - Class I
2010	77	$10.57	to	$18.54	$852	-	0.70%	to	1.25%	30.66%	to	31.40%
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44%	to	30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
ING SmallCap Opportunities Portfolio - Class S
2010	249	$9.63	to	$10.12	$2,465	-	0.95%	to	1.45%	30.11%	to	30.75%
2009	264	$7.21	to	$7.74	$2,004	-	0.95%	to	1.75%	28.52%	to	29.43%
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. Capital Appreciation Fund - Series I
Shares
2010	69	$8.66	to	$11.09	$649	0.77%	0.70%	to	1.50%	13.80%	to	14.67%
2009	79	$7.61	to	$9.73	$648	0.68%	0.35%	to	1.50%	19.28%	to	20.72%
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
Invesco V.I. Core Equity Fund - Series I Shares
2010	144	$9.76	to	$15.78	$1,555	0.97%	0.35%	to	1.50%	7.85%	to	9.23%
2009	155	$9.05	to	$14.54	$1,552	1.97%	0.35%	to	1.50%	26.40%	to	28.02%
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2010	-		$38.24		$14	-		0.75%		7.60%
2009	-		$35.54		$13	6.90%		0.75%		24.92%
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%		9.70%
2006	1		$31.04		$21	2.16%		0.75%		9.88%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2010	-	$29.69	to	$33.10	$2	-	0.75%	to	1.50%	23.97%	to	24.91%
2009	-	$23.95	to	$26.50	$2	-	0.75%	to	1.50%	42.64%	to	43.79%
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to	-44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2010	-		$30.14		$3	-		0.75%		7.18%
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
2006	1		$22.39		$12	4.88%		0.75%		3.47%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2010	-		$20.25		$2	-		1.50%		12.81%
2009	-		$17.95		$2	-		1.50%		34.36%
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to	-40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%		to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%		to 10.56%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2010	-		$24.92		$1	-		0.75%		15.00%
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2010	185	$11.30	to	$16.65	$2,550	0.39%	0.35%	to	1.50%	23.52%		to 25.05%
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%		to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to	-39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%		to 11.36%
Oppenheimer Global Securities/VA
2010	3		$24.77		$63	1.60%		0.75%		15.10%
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
Oppenheimer Main Street Fund®/VA
2010	27	$9.81	to	$11.64	$286	1.05%	0.80%	to	1.25%	14.74%		to 15.13%
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%		to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to	-38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%		to 14.08%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2010	65	$11.45	to	$13.55	$871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2010	5	$9.06	to	$11.44	$55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
PIMCO Real Return Portfolio - Administrative Class
2010	508	$11.32	to	$14.00	$7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
Pioneer Emerging Markets VCT Portfolio - Class I
2010	414	$10.10	to	$10.56	$4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer High Yield VCT Portfolio - Class I
2010	35	$12.54	to	$14.63	$502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2010	191	$10.18	to	$11.61	$1,990	2.29%	0.70%	to	1.50%	23.29%	to	24.04%
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Wanger Select
2010	208	$11.89	to	$16.96	$3,507	0.54%	0.70%	to	1.50%	24.65%	to	25.69%
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
Wanger USA
2010	55	$11.58	to	$14.86	$807	-	0.70%	to	1.50%	21.50%	to	22.54%
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12%	to	41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying Fund In which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/    Ernst & Young LLP

Atlanta, Georgia

March 31, 2011

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$1,342.3	$1,242.1	$1,071.0
Fee income	589.7	533.8	612.9
Premiums	67.3	35.0	46.9
Broker-dealer commission revenue	220.0	275.3	622.5
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(199.2)	(433.5)	(1,052.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	52.1	39.0	-
Net other-than-temporary impairments recognized in earnings	(147.1)	(394.5)	(1,052.5)
Other net realized capital gains	119.0	149.0	(215.1)
Total net realized capital losses	(28.1)	(245.5)	(1,267.6)
Other income	34.8	30.0	34.1
Total revenue	2,226.0	1,870.7	1,119.8
Benefits and expenses:
Interest credited and other benefits to contract owners	768.0	511.2	818.0
Operating expenses	710.6	597.6	687.5
Broker-dealer commission expense	220.0	275.3	622.5
Net amortization of deferred policy acquisition costs and value of business acquired	(53.2)	79.6	128.9
Interest expense	2.9	3.5	1.4
Total benefits and expenses	1,648.3	1,467.2	2,258.3
Income (loss) before income taxes	577.7	403.5	(1,138.5)
Income tax expense (benefit)	140.8	49.6	(108.3)
Net income (loss)	$436.9	$353.9	$(1,030.2)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $15,097.4 at 2010 and $14,758.4 at 2009)	$16,002.2	$14,905.7
Fixed maturities, at fair value using the fair value option	453.4	233.6
Equity securities, available-for-sale, at fair value (cost of $186.7 at 2010 and $175.1 at 2009)	211.0	187.9
Short-term investments	222.4	535.5
Mortgage loans on real estate	1,842.8	1,874.5
Loan - Dutch State obligation	539.4	674.1
Policy loans	253.0	254.7
Limited partnerships/corporations	463.5	426.2
Derivatives	234.2	175.2
Securities pledged (amortized cost of $936.5 at 2010 and $483.7 at 2009)	962.2	469.8
Total investments	21,184.1	19,737.2
Cash and cash equivalents	231.0	243.3
Short-term investments under securities loan agreement, including collateral delivered	675.4	351.0
Accrued investment income	240.5	217.2
Reinsurance recoverable	2,355.9	2,429.9
Deferred policy acquisition costs	1,023.0	901.8
Value of business acquired	716.4	991.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	304.1	287.2
Due from affiliates	48.3	49.1
Current income tax recoverable	-	23.9
Property and equipment	87.4	90.8
Other assets	133.8	103.9
Assets held in separate accounts	46,489.1	41,369.8
Total assets	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$21,491.6	$21,118.6
Payable for securities purchased	33.3	18.4
Payables under securities loan agreement, including collateral held	680.1	351.0
Borrowed money	214.7	0.1
Notes payable	4.9	4.9
Due to affiliates	121.2	159.9
Current income taxes	49.3	-
Deferred income taxes	466.9	351.2
Other liabilities	654.6	693.6
Liabilities related to separate accounts	46,489.1	41,369.8
Total liabilities	70,205.7	64,067.5

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,326.0	4,528.2
Accumulated other comprehensive income (loss)	304.5	(15.0)
Retained earnings (deficit)	(1,175.0)	(1,611.9)
Total shareholder’s equity	3,458.3	2,904.1
Total liabilities and shareholder’s equity	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2008	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax
Change in net unrealized capital gains (losses) on securities ($(635.4) pretax)	-	-	(435.3)	-	(435.3)
Pension and other post-employment benefits liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	-	-	(151.7)	151.7	-
Comprehensive income:
Net income	-	-	-	353.9	353.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($832.3 pretax)	-	-	641.9	-	641.9
Change in other-than-temporary impairment losses recognized in other comprehensive income	-	-	(32.4)	-	(32.4)
Pension and other post-employment benefits liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive income					972.7
Contribution of capital	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2010	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Comprehensive income:
Net income	-	-	-	436.9	436.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($387.5 pretax)	-	-	337.0	-	337.0
Change in other-than-temporary impairment losses recognized in other comprehensive income (loss)	-	-	(12.7)	-	(12.7)
Pension and other post-employment benefits liability ($(7.4) pretax)			(4.8)		(4.8)
Total comprehensive income					756.4
Dividends paid	-	(203.0)	-	-	(203.0)
Employee share-based payments	-	0.8	-	-	0.8
Balance at December 31, 2010	$2.8	$4,326.0	$304.5	$(1,175.0)	$3,458.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$436.9	$353.9	$(1,030.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(167.1)	(152.8)	(205.1)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	(48.9)	83.3	128.3
Net accretion/decretion of discount/premium	44.3	45.4	87.1
Future policy benefits, claims reserves, and interest credited	599.5	386.9	682.3
Provision for deferred income taxes	65.3	36.7	25.3
Net realized capital losses	28.1	245.5	1,267.6
Depreciation	3.4	10.4	56.7
Change in:
Accrued investment income	(23.3)	(11.4)	(37.5)
Reinsurance recoverable	74.0	79.3	88.8
Other receivable and assets accruals	(30.9)	130.9	(115.3)
Due to/from affiliates	(37.9)	7.9	(17.2)
Other payables and accruals	85.5	46.0	(120.3)
Other, net	(42.0)	(112.7)	(44.0)
Net cash provided by operating activities	986.9	1,149.3	766.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,340.3	5,864.2	9,039.7
Equity securities, available-for-sale	12.9	99.4	135.0
Mortgage loans on real estate	179.2	308.7	146.5
Limited partnerships/corporations	87.2	116.2	510.1
Acquisition of:
Fixed maturities	(7,383.5)	(6,215.4)	(11,593.4)
Equity securities, available-for-sale	(16.7)	(25.2)	(54.8)
Mortgage loans on real estate	(147.2)	(87.2)	(168.0)
Limited partnerships/corporations	(85.5)	(49.3)	(428.6)
Derivatives, net	(147.3)	(170.8)	52.6
Policy loans, net	1.7	13.1	5.6
Short-term investments, net	313.1	(492.7)	126.7
Loan-Dutch State obligation	134.7	124.8	-
Collateral received (delivered)	4.7	(4.4)	23.2
Sales (purchases) of fixed assets, net	-	13.5	(24.0)
Net cash used in investing activities	(706.4)	(505.1)	(2,229.4)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,022.2	$2,069.6	$3,836.4
Maturities and withdrawals from investment contracts	(2,309.7)	(2,123.6)	(2,312.2)
Short-term (repayment) loans to (from) affiliates	(16.9)	(300.2)	13.0
Short-term repayments of repurchase agreements, net	214.6	(615.2)	(123.1)
Dividends to parent	(203.0)	-	-
Contribution of capital	-	365.0	-
Net cash provided by (used in) financing activities	(292.8)	(604.4)	1,414.1
Net increase (decrease) in cash and cash equivalents	(12.3)	39.8	(48.8)
Cash and cash equivalents, beginning of period	243.3	203.5	252.3
Cash and cash equivalents, end of period	$231.0	$243.3	$203.5
Supplemental cash flow information:
Income taxes paid (received), net	$0.6	$13.7	$(44.1)
Interest paid	$-	$4.8	$23.6
Non-cash transfer Loan-Dutch State obligation	$-	$798.9	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                    Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements for the year ended December 31, 2010, include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).  ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-20, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, as well as the Reinsurance section below, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010, and the disclosures about troubled debt restructurings.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

▪                             Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

▪       Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

▪       Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

▪       Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪                             A subsidiary or group of assets that is a business or nonprofit activity;

▪                             A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

▪                       An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2010, 2009, or 2008, as there were no decreases in ownership of a subsidiary during those periods.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪                          Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪                             Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪                             Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪                             Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

▪                             Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US GAAP.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds.  In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.  The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009.  In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Organization and Significant Accounting Policies footnote to these consolidated financial statements.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪

Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;

▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption.  The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Accounting Policy Change

During the fourth quarter of 2010, the Company concluded that it should change its accounting for realized capital gains (losses) and unrealized capital gains (losses) on investments supporting experience-rated products.  The impact of this change in accounting policy on the Company’s financial statements is immaterial to all periods presented.  Therefore, this correction is reflected in the fourth quarter of 2010 (the period

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

in which the change was made).  Certain reclassifications, which increased (decreased) Realized gains (losses) and Interest credited and other benefits by $11.3 and $614.4 for the years ended December 31, 2009 and 2008, respectively, were made in connection with this change, and had no impact on net income.  This change in accounting policy has no impact on individual customer account values and no impact on credited rates for experience-rated products.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale.  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.  Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

▪

Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.

▪

Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

▪

Additional factors considered for structured securities such as RMBS, CMBS and other ABS include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, repayment terms, and the geographical makeup of the collateral.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820.  Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values.  There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪                             Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪                             Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                        Quoted prices for similar assets or liabilities in active markets;

b)                       Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                        Inputs other than quoted market prices that are observable; and

d)                       Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪                          Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain US Treasury securities.  The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes US and foreign corporate bonds, Asset-backed Securities (“ABS”), US agency and government guaranteed securities, Commercial Mortgage-backed Securities (“CMBS”), and Residential Mortgage-backed Securities (“RMBS”), including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $73.3 and $13.2 billion of a total of $17.4 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets.  The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008.  As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy.  The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values.  The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities or assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.  As of December 31, 2010, the overall value of the derivative liability decreased.  This decrease was mainly due to an increase in interest rate levels, and also benefited from the change in credit spread of ING in relation to prior periods which decreased the derivative liability.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and therefore are not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lower of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows.  Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).  In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets.  At December 31, 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $216.7. At December 31, 2009, there were no securities pledged in dollar rolls and repurchase agreement transactions.  The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $214.7 and $0.1, respectively at December 31, 2010 and 2009, and is included in Borrowed money on the Consolidated Balance Sheets. In addition to the purchase obligation at December 31, 2010, the Company did not have any collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities.  The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2010 and 2009, the fair value of loaned securities was $651.7 and $339.5, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets.  Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contract owners in the Consolidated Statements of Operations.

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization.  The value is based on the present value of estimated profits embedded in the Company’s contracts.

US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products.  One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness.  Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2010 and 2009, total accumulated depreciation and amortization was $102.6 and $99.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0% to 7.8% for the years 2010, 2009, and 2008.  Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.  Such assumptions generally vary by annuity type plan, year of issue, and policy duration.  For the years 2010, 2009, and 2008, reserve interest rates ranged from 4.5% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements.  The fair value of the obligation is calculated based on the income approach.  The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contract owner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 pursuant to an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Revenue Recognition

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder; and
▪	all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.3 billion and $2.4 billion at December 31, 2010 and 2009, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

2.                                    Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$-	$714.4
U.S. government agencies and authorities	536.7	45.9	-	-	582.6
State, municipalities, and political subdivisions	145.9	5.0	10.2	-	140.7

U.S. corporate securities:
Public utilities	1,292.3	72.7	10.3	-	1,354.7
Other corporate securities	5,522.7	389.5	33.8	0.3	5,878.1
Total U.S. corporate securities	6,815.0	462.2	44.1	0.3	7,232.8

Foreign securities(1):
Government	446.3	39.6	5.0	-	480.9
Other	4,089.5	240.5	37.3	0.1	4,292.6
Total foreign securities	4,535.8	280.1	42.3	0.1	4,773.5

Residential mortgage-backed securities	2,116.0	296.9	28.7	28.8	2,355.4
Commercial mortgage-backed securities	1,005.6	54.2	15.7	14.5	1,029.6
Other asset-backed securities	615.3	16.2	27.0	15.7	588.8

Total fixed maturities, including securities pledged	16,487.3	1,165.2	175.3	59.4	17,417.8
Less: securities pledged	936.5	35.0	9.3	-	962.2
Total fixed maturities	15,550.8	1,130.2	166.0	59.4	16,455.6
Equity securities	186.7	24.3	-	-	211.0
Total investments	$15,737.5	$1,154.5	$166.0	$59.4	$16,666.6

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
U.S. government agencies and authorities	632.5	41.1	-	-	673.6
State, municipalities, and political subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,870.4	268.3	111.9	16.8	2,010.0
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including securities pledged	15,475.7	801.5	621.4	46.7	15,609.1
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	14,992.0	797.2	603.2	46.7	15,139.3
Equity securities	175.1	13.4	0.6	-	187.9
Total investments	$15,167.1	$810.6	$603.8	$46.7	$15,327.2

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains were $954.8 and $146.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$269.4	$285.7
After one year through five years	4,316.0	4,606.4
After five years through ten years	4,376.8	4,635.0
After ten years	3,788.2	3,916.9
Mortgage-backed securities	3,121.6	3,385.0
Other asset-backed securities	615.3	588.8
Fixed maturities, including securities pledged	$16,487.3	$17,417.8

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $13.4 and $12.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2010 and 2009, approximately 36.5% and 29.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING  announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”).  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.6 and $0.1 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2010 and 2009.

	2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$72.4	30.8%	$12.2	5.2%	$105.5	15.7%	$18.5	2.8%
More than six months and twelve months or less below amortized cost	1.8	0.8%	0.2	0.1%	44.0	6.6%	37.9	5.7%
More than twelve months below amortized cost	79.8	34.0%	68.3	29.1%	300.8	45.0%	161.4	24.2%
Total unrealized capital loss	$154.0	65.6%	$80.7	34.4%	$450.3	67.3%	$217.8	32.7%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions as of December 31, 2010 and 2009.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2010	Cost	Cost	Cost	Losses
Interest rate or spread widening	$76.0	$2.0	$26.3	$104.3
Mortgage and other asset-backed securities	8.6	-	121.8	130.4
Total unrealized capital losses	$84.6	$2.0	$148.1	$234.7
Fair value	$2,912.0	$37.0	801.4	$3,750.4

2009
Interest rate or spread widening	$75.8	$35.3	$78.5	$189.6
Mortgage and other asset-backed securities	48.2	46.6	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,896.6	$212.6	$2,122.0	$5,231.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2010 and 2009.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$475.6	$7.3	$-	$-	$-	$-	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	-	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	-	-	-	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	-	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

2009
U.S. Treasuries	$1,002.2	$38.3	$-	$-	$-	$-	$1,002.2	$38.3
U.S. corporate, state, and municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential mortgage-backed	135.9	45.4	47.7	4.2	420.1	79.1	603.7	128.7
Commercial mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.1	1.6	11.6	6.7	261.8	127.2	300.5	135.5
Total	$2,896.6	$124.0	$212.6	$81.9	$2,122.0	$462.2	$5,231.2	$668.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 84.4% of the average book value as of December 31, 2010.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
Six months or less below amortized cost	$3,646.9	$184.9	$168.0	$60.7	377	98
More than six months and twelve months or less below amortized cost	734.5	247.0	40.2	124.3	120	48
More than twelve months below amortized cost	425.9	660.1	28.2	246.7	90	129
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$482.9	$-	$7.3	$-	3	-
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	511.7	220.7	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

During the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by $433.4. Lower unrealized losses are due to declining yields and the overall tightening of credit spreads since the end of 2009, leading to the increased value of fixed maturities.

At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.  At December 31, 2009, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0.  The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% of the total unrealized capital losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.3	5	-	-	-	-
Other U.S. corporate	5.3	19	47.8	57	283.2	233
Foreign(1)	42.4	20	50.6	42	108.9	94
Residential mortgage-backed	14.8	53	31.6	69	349.3	194
Commercial mortgage-backed	20.5	8	17.7	11	220.8	29
Other asset-backed	58.5	42	43.4	32	24.8	35
Limited partnerships	1.6	4	17.6	17	6.6	6
Equity securities	-	1	19.5	9	55.1	17
Mortgage loans on real estate	1.0	1	10.3	4	3.8	1
Total	$147.1	154	$394.5	256	$1,052.5	609
(1) Primarily U.S. dollar denominated.

The above tables include $48.4, $112.2, and $235.8 for the years ended December 31, 2010, 2009, and 2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.7, $282.3, and $816.7, in write-downs for the years ended December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.4	5	-	-	-	-
Other U.S. corporate	5.3	19	35.9	42	204.5	180
Foreign(1)	28.5	15	48.7	41	81.3	78
Residential mortgage-backed	8.6	18	2.4	1	291.8	128
Commercial mortgage-backed	16.2	6	17.7	11	220.8	29
Other asset-backed	37.0	26	21.6	10	18.3	14
Total	$98.7	90	$282.3	120	$816.7	429

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Commercial mortgage-backed	$14.9	2	$-	-
Residential mortgage-backed	18.2	24	10.9	18
Other asset-backed	19.0	15	28.1	13
Total	$52.1	41	$39.0	31

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2010, 2009, and 2008 was $2.0 billion, $3.0 billion, and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$46.0	$-
Implementation of OTTI guidance included in ASC Topic 320(1)	-	25.1
Additional credit impairments:
On securities not previously impaired	12.0	13.6
On securities previously impaired	8.7	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(7.5)	(1.5)
Balance at December 31	$59.2	$46.0

(1)   Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$1,182.4	$1,125.7	$1,019.3
Equity securities, available-for-sale	15.3	15.4	(13.2)
Mortgage loans on real estate	104.0	113.4	116.1
Real estate	-	6.6	9.0
Policy loans	13.3	13.7	14.2
Short-term investments and cash equivalents	0.8	2.4	5.8
Other	68.0	4.7	(0.1)
Gross investment income	1,383.8	1,281.9	1,151.1
Less: investment expenses	41.5	39.8	80.1
Net investment income	$1,342.3	$1,242.1	$1,071.0

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of $(144.5), $(347.1), and $(987.0) in 2010, 2009, and 2008, respectively	$38.7	$(15.1)	$(1,068.9)
Fixed maturities, at fair value using the fair value option	(39.2)	57.0	6.0
Equity securities, available-for-sale, including net OTTI of $0.0, $(19.5), and $(55.1) in 2010, 2009, and 2008, respectively	4.1	(2.9)	(81.0)
Derivatives	(36.6)	(267.6)	(105.0)
Other investments, including net OTTI of $(2.6), $(27.9), and $(10.4) in 2010, 2009, and 2008, respectively	4.9	(16.9)	(18.7)
Net realized capital losses	$(28.1)	$(245.5)	$(1,267.6)

After-tax net realized capital gains (losses)	$1.5	$(67.4)	$(1,151.9)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Proceeds on sales	$5,312.9	$4,674.6	$8,426.5
Gross gains	213.6	228.5	120.0
Gross losses	27.8	87.4	234.4

3.                                    Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$646.1	$68.3	$-	$714.4
U.S. government agencies and authorities	-	582.6	-	582.6
U.S. corporate, state and municipalities	-	7,362.3	11.2	7,373.5
Foreign	-	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	-	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	-	1,029.6	-	1,029.6
Other asset-backed securities	-	341.1	247.7	588.8
Equity securities, available-for-sale	183.3	-	27.7	211.0
Derivatives:
Interest rate contracts	3.5	223.3	-	226.8
Foreign exchange contracts	-	0.7	-	0.7
Credit contracts	-	6.7	-	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	-	-	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,299.1	$20,609.0	$572.8	$65,480.9

Liabilities:
Product guarantees	$-	$-	$3.0	$3.0
Fixed Indexed Annuities (“FIA”)	-	-	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	-	227.1
Foreign exchange contracts	-	38.5	-	38.5
Credit contracts	-	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)           Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,861.9	$-	$-	$1,861.9
U.S. government agencies and authorities	-	673.6	-	673.6
U.S. corporate, state and municipalities	-	5,842.5	-	5,842.5
Foreign	-	3,358.3	-	3,358.3
Residential mortgage-backed securities	-	772.1	1,237.9	2,010.0
Commercial mortgage-backed securities	-	1,331.1	-	1,331.1
Other asset-backed securities	-	342.9	188.8	531.7
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives:
Interest rate contracts	-	175.0	-	175.0
Credit contracts	-	0.2	-	0.2
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	38,052.5	3,261.0	56.3	41,369.8
Total	$41,190.5	$15,758.5	$1,522.8	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives:
Interest rate contracts	-	234.9	-	234.9
Foreign exchange contracts	-	43.3	-	43.3
Credit contracts	-	5.2	48.3	53.5
Total	$-	$283.4	$54.3	$337.7

(1)   Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.4%.

Transfers in and out of Level 1 and 2

Certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$-	$-		$-	$-	$11.2	$-	$11.2	$-
Foreign	-	0.1		0.6	2.7	8.0	-	11.4	-
Residential mortgage-backed securities	1,237.9	(23.6)		4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)		93.3	(20.2)	45.2	-	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)		98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)		0.6	13.8	-	(26.1)	27.7	-

Derivatives, net	(48.3)	0.3		-	34.4	-	-	(13.6)	1.8

Product guarantees	(6.0)	9.0	(1)	-	(6.0)	-	-	(3.0)	-

Fixed Indexed Annuities	-	0.3	(1)	-	(5.9)	-	-	(5.6)	-

Separate Accounts	56.3	5.8		-	(57.7)	17.9	-	22.3	1.0

(1)            This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

	December 31, 2009
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
Residential mortgage-backed securities	$1,942.6	$36.9		$149.6	$(408.7)	$-	$(482.5)	$1,237.9	$(7.5)
Other asset-backed securities	225.3	(0.7)		(11.9)	(23.9)	-	-	188.8	(18.6)
Total fixed maturities, including securities pledged	2,167.9	36.2		137.7	(432.6)	-	(482.5)	1,426.7	(26.1)

Equity securities, available for sale	-	(11.0)		5.3	1.0	44.5	-	39.8	-

Derivatives, net	(65.8)	6.8		-	2.9	-	7.8	(48.3)	6.6

Product guarantees	(220.0)	219.4	(1)	-	(5.4)	-	-	(6.0)	-

Separate Accounts	141.4	3.1		-	(73.6)	11.1	(25.7)	56.3	0.8

(1)    This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote is provided.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the year ended December 31, 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

	2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$16,964.4	$16,964.4	$15,375.5	$15,375.5
Fixed maturities, at fair value using the fair value option	453.4	453.4	233.6	233.6
Equity securities, available-for-sale	211.0	211.0	187.9	187.9
Mortgage loans on real estate	1,842.8	1,894.8	1,874.5	1,792.8
Loan-Dutch State obligation	539.4	518.7	674.1	645.5
Policy loans	253.0	253.0	254.7	254.7
Limited partnerships/corporations	463.5	463.5	426.2	426.2
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	1,128.8	1,129.8	1,129.8
Derivatives	234.2	234.2	175.2	175.2
Notes receivable from affiliates	175.0	177.0	175.0	169.6
Assets held in separate accounts	46,489.1	46,489.1	41,369.8	41,369.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,313.2	1,311.5	1,359.0	1,450.4
Without a fixed maturity	16,902.6	16,971.6	16,441.2	17,688.4
Product guarantees	3.0	3.0	6.0	6.0
Fixed Indexed Annuities	5.6	5.6	-	-
Derivatives	280.3	280.3	331.7	331.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for nonfinancial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$1,844.1	$1,876.5
Collective valuation allowance	(1.3)	(2.0)
Total net commercial mortgage loans	$1,842.8	$1,874.5

As of December 31, 2010, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.  All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The changes in the valuation allowance were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$2.0	$-
Addition to / (release of) allowance for losses	(0.7)	2.0
Collective valuation allowance for losses, end of year	$1.3	$2.0

(1) Allowance was not recorded prior to 2009.

As indicators of credit quality, the commercial mortgage loan portfolio is the recorded investment, excluding collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$536.4	$569.0
50% - 60%	564.6	562.9
60% - 70%	610.1	593.6
70% - 80%	113.9	130.4
80% - 90%	19.1	20.6
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,270.0	$1,233.9
1.25x - 1.5x	182.1	229.6
1.0x - 1.25x	191.8	152.6
Less than 1.0x	137.4	195.4
Mortgages secured by loans on land or construction loans	62.8	65.0
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  As of December 31, 2010, there were no commercial loans classified as delinquent.  The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current. At December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

All commercial mortgages are rated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$9.5	$26.8

Unpaid principle balance of impaired loans	$12.0	$34.9

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.  A decrease in variable annuity account values would also result in lower fee income.  A decrease in equity markets may also negatively impact the Company’s investment in equity securities.  The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices.  Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio.  Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

	2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting (1)
Interest rate contracts	7.2	$0.6	$-	-	$-	$-
Foreign exchange contracts	7.2	-	0.1	-	-	-
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	16,737.7	226.2	227.1	9,750.1	175.0	234.9
Foreign exchange contracts	233.0	0.7	38.4	199.5	-	43.3
Equity contracts	3.7	-	-	-	-	-
Credit contracts	641.4	6.7	14.7	243.9	0.2	53.5
Managed custody guarantees(2)	N/A	-	3.0	N/A	-	6.0
Embedded derivatives:
Within retail annuity products(2)	N/A	-	5.6	N/A	-	-
Total		$234.2	$288.9		$175.2	$337.7

N/A - Not applicable.

(1)           The fair values are reported in Derivatives or Other liabilities on the  Consolidated Balance Sheets.

(2)           The fair values are reported in Future policy benefits and claim reserves on the  Consolidated Balance Sheets.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	$(53.4)	$(178.8)
Foreign exchange contracts	7.4	(23.3)
Equity contracts	0.5	(49.0)
Credit contracts	8.9	(16.5)
Managed custody guarantees(2)	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	5.2	185.4
Total	$(27.3)	$(48.2)

(1)           Changes in value are included in Net realized capital losses on the  Consolidated Statements of Operations.

(2)           Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated

Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Associations, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.2 and $53.5 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $625.6 and $84.4, respectively.

4.                                    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$901.8	$865.5	$728.6
Deferrals of commissions and expenses	142.2	108.2	168.7
Amortization:
Amortization	(77.0)	(39.3)	(112.5)
Interest accrued at 5.5% to 7%	64.6	58.0	50.6
Net amortization included in Consolidated Statements of Operations	(12.4)	18.7	(61.9)
Change in unrealized capital gains/losses on available-for-sale securities	(8.6)	(90.6)	30.1
Balance at December 31	$1,023.0	$901.8	$865.5

The estimated amount of DAC amortization expense, net of interest, is $38.4, $57.8, $56.8, $55.5, and $55.3, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$991.5	$1,832.5	$1,253.2
Deferrals of commissions and expenses	23.6	40.4	33.3
Amortization:
Amortization	(8.7)	(170.5)	(144.2)
Interest accrued at 5.5% to 7%	74.3	72.2	77.2
Net amortization included in Consolidated Statements of Operations	65.6	(98.3)	(67.0)
Change in unrealized capital gains/losses on available-for-sale securities	(364.3)	(783.1)	613.0
Balance at December 31	$716.4	$991.5	$1,832.5

The estimated amount of VOBA amortization expense, net of interest, is $50.0, $72.3, $69.5, $64.2, and $61.2, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                    Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the years ended December 31, 2009 and 2008, ILIAC did not pay any dividends on its common stock to its Parent. On October 30, 2010, IFA paid a $60.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.  During 2008, ILIAC did not receive any cash capital contributions from Lion.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On February 18, 2011, ILIAC received a $150.0 capital contribution from its Parent as part of the redistribution of currently existing capital within ING US Insurance Operations.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $66.0, $271.6, and $(428.4), for the years ended December 31, 2010, 2009, and 2008, respectively.  Statutory capital and surplus was $1.7 billion and $1.8 billion as of December 31, 2010 and 2009, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.  The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9.  Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period.  The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period.  The impact of the grade-in for the years ended December 31, 2010 and 2009 was a $23.0 and $32.6, respectively, increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting.  This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $68.9 and $51.1 as of December 31, 2010 and 2009, respectively.  This adoption had no impact on total liabilities or net income.

6.                                    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2010, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.1 billion and $4.4, respectively. As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and 2009, was $6.1 billion and $6.9 billion, respectively.

7.                                    Income Taxes

Income taxes expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$73.2	$27.5	$(121.8)
State	-	(0.9)	(18.1)
Total current tax expense (benefit)	73.2	26.6	(139.9)
Deferred tax expense:
Federal	67.6	23.0	31.6
Total deferred tax expense	67.6	23.0	31.6
Total income tax expense (benefit)	$140.8	$49.6	$(108.3)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Income (loss) before income taxes	$577.7	$403.5	$(1,138.5)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	202.2	141.2	(398.5)
Tax effect of:
Dividend received deduction	(23.3)	(2.6)	(15.5)
IRS audit settlement	(26.8)	(0.1)	(10.1)
State audit settlement	-	(1.2)	(12.6)
State tax expense	0.6	0.1	1.3
Tax valuation allowance	(13.7)	(92.2)	333.0
Other	1.8	4.4	(5.9)
Income tax expense (benefit)	$140.8	$49.6	$(108.3)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Insurance reserves	$187.1	$140.7
Investments	112.5	286.7
Postemployment benefits	83.7	73.5
Compensation	45.9	46.3
Other	22.1	9.5
Total gross assets before valuation allowance	451.3	556.7
Less: valuation allowance	(120.1)	(202.5)
Assets, net of valuation allowance	331.2	354.2
Deferred tax liabilities:
Net unrealized gain	(71.9)	(55.3)
Value of business acquired	(410.5)	(379.2)
Deferred policy acquisition costs	(315.7)	(270.9)
Total gross liabilities	(798.1)	(705.4)
Net deferred income tax liability	$(466.9)	$(351.2)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $109.0 and $197.5, respectively, related to capital losses.  As of December 31, 2010 and 2009, the Company had full tax valuation allowances of $11.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and $5.0, respectively, related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(68.7), $(38.2), and $(6.4) for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC has a payable to and a receivable from ING AIH of $49.3 and $23.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods ended December 31, 2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$12.8	$22.1
Additions for tax positions related to current year	-	0.9
Additions for tax positions related to prior years	36.2	3.5
Reductions for tax positions related to prior years	(25.8)	(13.3)
Reductions for settlements with taxing authorities	(0.2)	(0.4)
Balance at end of period	$23.0	$12.8

The Company had $0.0 and $24.8 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense (benefit) on the Balance Sheet and the Statement of Operations, respectively. The Company had accrued interest of $0.0 and $3.3 as of December 31, 2010 and 2009, respectively. The decrease in accrued interest during the year ended December 31, 2010 is primarily related to the settlement of the 2004 through 2008 federal audits.

Tax Regulatory Matters

In September 2010, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2008.  The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is currently under audit by the IRS and has agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2009 and 2010.  It is anticipated that the IRS audit of the 2009 tax year will be finalized within the next twelve months.  Upon finalization of the IRS examination, it is reasonably possible that the unrecognized tax benefits will decrease by up to $23.0.

8.                                    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $27.2, $22.3, and $14.0 for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.7, $8.9, and $10.3, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$90.2	$94.9
Interest cost	5.1	5.3
Benefits paid	(10.1)	(13.4)
Actuarial gain on obligation	11.6	3.4
Projected benefit obligation, December 31	$96.8	$90.2

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$(96.8)	$(90.2)
Accumulated other comprehensive income	30.0	21.1
Net amount recognized	$(66.8)	$(69.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31, 2010, to calculate the Company’s accrued benefit liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$5.1	$5.3	$5.2
Net actuarial loss recognized in the year	2.6	2.1	-
Unrecognized past service cost recognized in the year	0.1	0.1	-
The effect of any curtailment or settlement	-	0.1	0.5
Net periodic benefit cost	$7.8	$7.6	$5.7

Cash Flows

In 2011, the employer is expected to contribute $9.9 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $9.9, $9.1, $7.9, $6.8, $5.5, and $28.4, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $3.4, $3.7, and $4.1, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized tax benefits of $0.7, $0.1, and $0.7, in 2010, 2009, and 2008, respectively.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EU 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2010, 2009, and 2008, were $11.9, $12.1, and $13.9, respectively.

9.                                    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $23.7, $35.9, and $58.4, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $209.7, $140.2, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2010, 2009, and 2008, net expenses related to the agreement were incurred in the amount of $53.3, $26.3, and $19.6, respectively.

▪

Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2010 and 2009, net expenses related to the agreement were incurred in the amount of $6.4 and $4.9, respectively. An immaterial amount was incurred for the year ended December 31, 2008.

▪

Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $24.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and 2008, commissions were collected in the amount of $220.0, $275.3, and $622.5. Such commissions are, in turn, paid to broker-dealers.

▪

Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the year ended December 31, 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $204.5.

▪

Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee. This service agreement was terminated as of January 1, 2010. For the years ended December 31, 2009 and 2008, expenses were incurred under this service agreement in the amount of $123.2 and $139.2, respectively.

▪

Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred under this service agreement in the amount of $3.3, $1.2, and $1.2, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $19.8, $12.5, and $14.9, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $246.1, $212.3, and $255.2, (excludes fees paid to ING Investment Management Co.) in 2010, 2009, and 2008, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2010, 2009, and 2008, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $314.3, $270.0, and $323.8, respectively. At December 31, 2010 and 2009, DSL had $25.1 and $25.3, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2010 and 2009, and $0.2 for the year ended December 31, 2008, and earned interest income of $0.9, $1.0 and $4.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At of December 31, 2010 and 2009, the Company had an outstanding receivable of $304.1 and $287.2, respectively, with ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2010, 2009, and 2008.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA will operate exclusively as a wholesale broker-dealer.

10.                            Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York (“BONY”).  Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing.  Under this agreement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

ILIAC incurred no interest expense for the years ended December 31, 2010, 2009, and 2008.  At December 31, 2010 and 2009, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2010 and 2009, the amount of the loan outstanding was $4.9 which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

11.                            Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2010, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.5 and $11.6 were maintained for this contract as of December 31, 2010 and 2009, respectively.

Reinsurance ceded in force for life mortality risks were $17.4 billion and $18.6 billion at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, net receivables were comprised of the following:

	2010	2009
Claims recoverable from reinsurers	$2,356.0	$2,431.0
Payable for reinsurance premiums	-	(0.7)
Reinsured amounts due to reinsurers	0.4	(0.7)
Other	(0.5)	0.3
Total	$2,355.9	$2,429.9

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded under reinsurance	$154.6	$162.4	$174.4
Premiums ceded under reinsurance	0.3	0.3	0.3
Reinsurance recoveries	390.4	339.8	309.0

12.                            Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.  However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $4.0, $5.1, and $6.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $336.3, of which $144.0 was with related parties.  At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties.  During 2010 and 2009, $69.1 and $46.8, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2010, the Company held $4.7, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. As of December 31, 2009, the Company did not hold any cash collateral. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $93.8 and $130.3, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  Some of these investigations and inquiries could result in regulatory action against the Company.  The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability.  It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                            Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital gains (losses):
Fixed maturities	$930.5	$133.4	$(1,315.5)
Equity securities, available-for-sale	24.3	12.8	(7.4)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(461.7)	(88.8)	650.9
Sales inducements adjustment on available-for-sale securities	(0.3)	0.2	2.4
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	-	(0.3)
Unrealized capital gains (losses), before tax	432.4	57.6	(669.9)
Deferred income tax asset (liability)	(114.4)	(63.9)	205.8
Net unrealized capital gains (losses)	318.0	(6.3)	(464.1)
Pension and other post-employment benefits liability, net of tax	(13.5)	(8.7)	(18.0)
Accumulated other comprehensive income (loss)	$304.5	$(15.0)	$(482.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$797.1	$1,448.9	$(1,267.4)
Equity securities, available-for-sale	11.5	20.2	(13.7)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(372.9)	(739.7)	643.1
Sales inducements adjustment on available-for-sale securities	(0.5)	(2.2)	2.2
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	0.3	0.4
Unrealized capital gains (losses), before tax	374.8	727.5	(635.4)
Deferred income tax asset (liability)	(119.2)	(230.7)	193.7
Net change in unrealized capital gains (losses)	$255.6	$496.8	$(441.7)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding gains arising during the period(1)	$284.8	$513.0	$(1,192.0)
Less: reclassification adjustment for gains and other items included in Net income (loss)(2)	29.2	16.2	(750.3)
Net change in unrealized capital gains on securities	$255.6	$496.8	$(441.7)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $417.6, $751.2, and $(1,714.8), for the years ended December 31, 2010, 2009, and 2008, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $42.8, $23.7, and $(1,079.4), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

2009	First	Second	Third	Fourth
Total revenue	$588.9	$261.1	$518.5	$502.2
Income before income taxes	36.3	7.4	217.4	142.4
Income tax expense (benefit)	(4.0)	(89.6)	72.8	70.4
Net income	$40.3	$97.0	$144.6	$72.0

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part A
Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of Variable Annuity Account B:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2010
			-	Statements of Operations for the year ended December 31, 2010
			-	Statements of Changes in Net Assets for the years ended December 31, 2010 and
2009
			-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Consolidated Statements of Operations for the years ended December 31, 2010,
2009 and 2008
			-	Consolidated Balance Sheets as of December 31, 2010 and 2009
			-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2010, 2009 and 2008
			-	Consolidated Statements of Cash Flows for the years ended December 31, 2010,
2009 and 2008
			-	Notes to Financial Statements
	(b)	Exhibits
		(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
		(3.2)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4, File No.
33-75996, as filed on December 20, 2006.)
		(3.3)	Confirmation of Underwriting Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
		(4.1)	Variable Annuity Contract (GM-VA-98). (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
		(4.2)	Variable Annuity Contract Certificate (GMC-VA-98). (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8,
1998.)
		(4.3)	Variable Annuity Contract (GM-VA-98(NY)). (Incorporated herein by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No.
333-56297, as filed on August 30, 2000.)
		(4.4)	Variable Annuity Contract Certificate (GMC-VA-98(NY)). (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 30, 2000.)
		(4.5)	Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-
56297, as filed on September 14, 1998.)

(4.6)	Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-
01107, as filed on April 17, 1999.)
(4.7)	Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98. (Incorporated herein by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-
56297, as filed on May 8, 2000.)
(4.8)	Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and
Variable Annuity Contract Certificate GMC-VA-98(NY). (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4,
File No. 333-56297, as filed on December 13, 2000.)
(4.9)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(5)	Variable Annuity Contract Application (9.5.89-6(9/98). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
File No. 333-56297, as filed on August 4, 1998.)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company). (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-
23376, as filed on March 31, 2008.)
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)
(7)	Not Applicable
(8.1)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.2)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of
May 1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on
December 14, 1998.)
(8.3)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)

(8.4)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.5)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February
11, 2000, by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April
4, 2000.)
(8.6)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)
(8.7)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of it series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.8)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.9)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)

(8.10)	Second Amendment dated February 11, 2000, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as
filed on April 4, 2000.)
(8.11)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4,
File No. 333-01107, as filed on April 4, 2000.)
(8.12)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of
May 1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 13, 2004.)
(8.13)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING
Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable
Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance
Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products
Fund V ·Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.14)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by
and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.15)	Letter Agreement dated May 16, 2007, and effective July 2, 2007, between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Products Fund
V and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-
Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 33-
75962, a filed on July 27, 2007.)
(8.16)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4, File No. 33-75962, as filed on June 15, 2007.)

(8.17)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC (Incorporated
herein by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on August 5, 2004.)
(8.18)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors
Corporation (Incorporated herein by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.)
(8.19)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 (Incorporated herein by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on November 21, 2006.)
(8.20)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 (Incorporated herein by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.)
(8.21)	Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 33-23512, as filed on August 1, 2003.)
(8.22)	Amendment dated October 9, 2006 to the Participation Agreement dated April30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. (Incorporated herein by reference to Post-effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on November 21,
2006.)
(8.23)	Fund Participation Agreement dated as of May 1, 2001, among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities,
Inc. (Incorporated herein by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4, File No. 333-01107, as filed on July 13, 2001.)
(8.24)	Amendment dated August 30, 2002, between ING Life Insurance and Annuity Company,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and
ING Funds Distributor to Fund Participation Agreement dated May 1, 2001.
(Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.25)	Administrative and Shareholder Services Agreement dated April 1, 2001, between ING
Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for
ING Variable Products Trust.). (Incorporated herein by reference to Post-effective
Amendment No. 28 to Registration statement on Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.26)	Fund Participation Agreement dated as of November 28, 2001, among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 33-75962, as filed on April 8, 2002.)
(8.27)	Amendment dated March 5, 2002, between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Fund
Participation Agreement dated November 28, 2001. (Incorporated herein by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 33-
75962, as filed on April 8, 2002.)

(8.28)	Amendment dated May 1, 2003, between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to Fund Participation Agreement
dated November 28, 2001, and subsequently amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4, File No. 33-75988, as filed on April 10, 2003.)
(8.29)	Amendment dated November 1, 2004, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, and May
1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A, File No. 333-32575, as filed on April 1, 2005.)
(8.30)	Amendment dated April 29, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, and subsequently amended on March 5, 2002, May 1,
2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11, 2006.)
(8.31)	Amendment dated August 31, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003, and November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 11, 2006.)
(8.32)	Amendment dated December 7, 2005, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001, subsequently amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, and August 31, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4,
File No. 33-81216, as filed on April 11, 2006.)
(8.33)	Amendment dated April 28, 2006, to the Fund Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001, and subsequently amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and December 7 2005.
(Incorporated herein by reference to Initial Registration Statement on Form N-4, File No.
333-134760, as filed on June 6, 2006.)
(8.34)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001, between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company.
(Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4, File No. 333-75962, as filed on April 8, 2002.)
(8.35)	Amendment dated March 5, 2002, between Portfolio Partners (to be renamed ING
Partners, Inc. effective may 1, 2002) and Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4,
File No. 333-75962, as filed on April 8, 2002.)
(8.36)	Amendment dated May 1, 2003, by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class
Shares) dated November 27, 2001, as amended on March 5, 2002. (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4, File No. 33-75988, as filed on April 1, 2003.)
(8.37)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.
(Incorporated herein by reference to Initial Registration Statement on Form N-4, File No.
333-134760, as filed on June 6, 2006.)

(8.38)	Amendment dated April 29, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003, and November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 11,
2006.)
(8.39)	Amendment dated December 7, 2005, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002, May 1, 2003,
November 1, 2004, and April 29, 2005. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-134760, as filed on June 6, 2006.)
(8.40)	Amendment dated April 28, 2006, to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and as amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005. (Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-134760, as filed on
June 6, 2006.)
(8.41)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated
herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4, File No. 33-75962, as filed on June 15, 2007.)
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable
(12)	Not Applicable
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

Robert G. Leary	230 Park Avenue	President and Director
New York, NY 10169
Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Neterlands
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Donald W. Britton	20 Wasington Avenue South	Director
Minneapolis, MN 55401
Lynne R. Ford	230 Park Avenue	Director and Executive Vice President
New York, NY 10169
Boyd G. Combs	5780 Powers Ferry Road, NW	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Shaun P. Mathews	10 State House Square	Senior Vice President
Hartford, CT 06103
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
David S. Pendergrass	5780 Powers Ferry Road, NW	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, NW	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Ida Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT, 06095-4774	Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to
Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance
and Annuity Company (File No. 033-75962), as filed with the Securities and Exchange
Commission on April 5, 2011.

Item 27.	Number of Contract Owners
As of February 28, 2011, there were 47,466 individuals holding interests in variable annuities funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.	Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its susidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000, provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING

Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.
An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter
(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers,
LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING
Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the
1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of
ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar
Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of
New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a
management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst,	President and Director
4225 Executive Square, La Jolla, CA 92037

Kristin H. Hultgren,	Chief Financial Officer
One Orange Way, Windsor, CT 06095-4774

Carol S. Stern	Director and Chief Compliance Officer
601 Thirteenth Street, NW, Washington, DC 20005

Brian D. Comer,	Senior Vice President and Director
One Orange Way, Windsor, CT 06095-4774

Karl S. Lindberg	Director
909 Locust, Des Moines, IA 50309

Boyd G. Combs, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327	Senior Vice President , Tax

William S. Jasien, 12701 Fair Lakes Circle, Ste 470, Fairfax, VA 22033	Senior Vice President

David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer

Joy M. Benner, 20 Washington Avenue S, Minneapolis, MN 55401	Secretary

(c)	Compensation from January 1, 2009 to December 31, 2009:
	(1)	(2)	(3)	(4)	(5)
		Net
	Name of	Underwriting	Compensation on
	Principal	Discounts and	Redemption or	Brokerage
	Underwriter	Commissions	Annuitization	Commissions	Compensation*
	ING Financial
	Advisers, LLC				$1,658,134.85

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account
B of ING Life Insurance and Annuity Company during 2010.

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through
(4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 18th day of
April, 2011.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:	____________
Robert G. Leary*
President (Principal Executive Officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2011.

	Signature	Title

	Robert G. Leary*	President and Director
	Robert G. Leary	(principal executive officer)

	Patrick G. Flynn*	Director and Chairman
Patrick G. Flynn

	Donald W. Britton*	Director
Donald W. Britton

	Lynne R. Ford*	Director and Executive Vice President
Lynne R. Ford

	Michael S. Smith*	Director
Michael S. Smith

Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial
Ewout L. Steenbergen	Officer

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

By: /s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

* Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(14)	Powers of Attorney	EX-99.B14